UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22736

Columbia ETF Trust I

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Michael G. Clarke

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: Last Day of October

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

Columbia Diversified Fixed Income Allocation ETF

DIAL | NYSE Arca, Inc.

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Columbia Diversified Fixed Income Allocation ETF (the Fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Diversified Fixed Income Allocation ETF	$14	0.28%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$416,807,944
Total number of portfolio holdings	664
Portfolio turnover for the reporting period	109%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	4%

Columbia Diversified Fixed Income Allocation ETF | SSR290-00_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Uniform Mortgage-Backed Security, TBA 5.500% 05/01/2056	4.8%
Uniform Mortgage-Backed Security, TBA 6.000% 05/01/2056	4.4%
U.S. Treasury Bills 3.631% 08/06/2026	4.0%
Uniform Mortgage-Backed Security, TBA 5.000% 05/01/2056	3.0%
U.S. Treasury Bills 3.593% 05/28/2026	2.4%
U.S. Treasury Bills 3.608% 06/04/2026	2.4%
U.S. Treasury Bills 3.683% 07/30/2026	2.4%
U.S. Treasury Bills 3.698% 09/24/2026	2.4%
Uniform Mortgage-Backed Security, TBA 6.500% 05/01/2056	1.6%
U.S. Treasury Bonds 2.750% 08/15/2042	1.5%

Asset Allocation

Table Summary
Corporate Bonds	47.8%
Foreign Government Obligations	25.9%
Agency Mortgage-Backed Securities	14.9%
Treasury Bills	13.6%
U.S. Treasury Obligations	9.8%
Money Market Funds	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. ALPS Distributors, Inc. (Member FINRA) is the distributor for Columbia Threadneedle Investments ETFs. Columbia Management Investment Distributors, Inc. (Member FINRA) is a marketing agent for the ETFs. ALPS Distributors, Inc. is not affiliated with Columbia Threadneedle Investments.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002881

Columbia Diversified Fixed Income Allocation ETF | SSR290-00_(06/26) |

Columbia International Equity Income ETF

INEQ | NYSE Arca, Inc.

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Columbia International Equity Income ETF (the Fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia International Equity Income ETF	$24	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$79,652,595
Total number of portfolio holdings	101
Portfolio turnover for the reporting period	62%

Columbia International Equity Income ETF | SSR271-00_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	28.2%
Germany	13.7%
United Kingdom	12.4%
France	9.6%
Australia	9.0%
United States	7.0%
Italy	4.1%
Singapore	3.9%
Belgium	2.7%
Netherlands	2.3%
Other	5.8%

Top Holdings

Table Summary
TotalEnergies SE (France)	5.5%
Shell PLC (United States)	5.3%
BHP Group Ltd. (Australia)	4.9%
UniCredit SpA (Italy)	4.1%
GSK PLC (United Kingdom)	3.9%
Deutsche Telekom AG (Germany)	3.8%
DBS Group Holdings Ltd. (Singapore)	3.5%
Keyence Corp. (Japan)	3.2%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	3.0%
Tokio Marine Holdings, Inc. (Japan)	3.0%

Sector Allocation

Table Summary
Financials	23.7%
Industrials	14.1%
Energy	11.6%
Health Care	11.4%
Materials	9.8%
Consumer Staples	7.2%
Communication Services	6.8%
Information Technology	4.9%
Consumer Discretionary	4.6%
Utilities	2.6%
Other	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. ALPS Distributors, Inc. (Member FINRA) is the distributor for Columbia Threadneedle Investments ETFs. Columbia Management Investment Distributors, Inc. (Member FINRA) is a marketing agent for the ETFs. ALPS Distributors, Inc. is not affiliated with Columbia Threadneedle Investments.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002881

Columbia International Equity Income ETF | SSR271-00_(06/26) |

Columbia Multi-Sector Municipal Income ETF

MUST | NYSE Arca, Inc.

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Columbia Multi-Sector Municipal Income ETF (the Fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Multi-Sector Municipal Income ETF	$11	0.23%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$593,681,198
Total number of portfolio holdings	642
Portfolio turnover for the reporting period	8%

Columbia Multi-Sector Municipal Income ETF | SSR303-00_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top States

Table Summary
New York	15.6%
Texas	12.6%
New Jersey	9.8%
Illinois	7.3%
Florida	6.4%
Pennsylvania	6.0%
Colorado	3.9%
Ohio	3.0%
Massachusetts	2.9%
Michigan	2.6%

Asset Allocation

Table Summary
Municipal Bonds	98.6%
Other	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. ALPS Distributors, Inc. (Member FINRA) is the distributor for Columbia Threadneedle Investments ETFs. Columbia Management Investment Distributors, Inc. (Member FINRA) is a marketing agent for the ETFs. ALPS Distributors, Inc. is not affiliated with Columbia Threadneedle Investments.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002881

Columbia Multi-Sector Municipal Income ETF | SSR303-00_(06/26) |

Columbia Research Enhanced Core ETF

RECS | NYSE Arca, Inc.

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Columbia Research Enhanced Core ETF (the Fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Research Enhanced Core ETF	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$5,425,451,994
Total number of portfolio holdings	368
Portfolio turnover for the reporting period	35%

Columbia Research Enhanced Core ETF | SSR305-00_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Information Technology	30.8%
Financials	12.9%
Consumer Discretionary	10.0%
Health Care	9.4%
Industrials	8.8%
Communication Services	8.7%
Consumer Staples	4.9%
Energy	3.8%
Utilities	2.5%
Materials	2.3%
Other	2.3%

Top Holdings

Table Summary
NVIDIA Corp.	9.1%
Apple, Inc.	8.4%
Microsoft Corp.	6.3%
Alphabet, Inc., Class C	3.4%
Meta Platforms, Inc., Class A	2.4%
Procter & Gamble Co.	2.2%
Alphabet, Inc., Class A	2.0%
Exxon Mobil Corp.	1.8%
Wells Fargo & Co.	1.7%
Booking Holdings, Inc.	1.5%

Asset Allocation

Table Summary
Common Stocks	96.4%
Exchange-Traded Funds	3.2%
Other	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. ALPS Distributors, Inc. (Member FINRA) is the distributor for Columbia Threadneedle Investments ETFs. Columbia Management Investment Distributors, Inc. (Member FINRA) is a marketing agent for the ETFs. ALPS Distributors, Inc. is not affiliated with Columbia Threadneedle Investments.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002881

Columbia Research Enhanced Core ETF | SSR305-00_(06/26) |

Columbia Research Enhanced Value ETF

REVS | NYSE Arca, Inc.

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Columbia Research Enhanced Value ETF (the Fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Research Enhanced Value ETF	$10	0.19%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$284,447,731
Total number of portfolio holdings	310
Portfolio turnover for the reporting period	28%

Columbia Research Enhanced Value ETF | SSR306-00_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Financials	20.1%
Industrials	12.8%
Information Technology	12.1%
Health Care	11.4%
Communication Services	8.5%
Consumer Staples	7.2%
Energy	7.1%
Consumer Discretionary	7.0%
Utilities	4.6%
Materials	4.2%
Other	4.1%

Top Holdings

Table Summary
Exxon Mobil Corp.	3.5%
Procter & Gamble Co.	3.3%
Wells Fargo & Co.	3.3%
Alphabet, Inc., Class A	3.3%
Cisco Systems, Inc.	3.0%
Alphabet, Inc., Class C	2.6%
Citigroup, Inc.	2.3%
Pfizer, Inc.	2.2%
Advanced Micro Devices, Inc.	2.0%
Chevron Corp.	1.9%

Asset Allocation

Table Summary
Common Stocks	99.1%
Other	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. ALPS Distributors, Inc. (Member FINRA) is the distributor for Columbia Threadneedle Investments ETFs. Columbia Management Investment Distributors, Inc. (Member FINRA) is a marketing agent for the ETFs. ALPS Distributors, Inc. is not affiliated with Columbia Threadneedle Investments.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002881

Columbia Research Enhanced Value ETF | SSR306-00_(06/26) |

Columbia Select Technology ETF

SEMI | NYSE Arca, Inc.

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Columbia Select Technology ETF (the Fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Select Technology ETF	$39	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$42,400,560
Total number of portfolio holdings	36
Portfolio turnover for the reporting period	10%

Columbia Select Technology ETF | SSR321-00_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Sub-Industry Allocation

Table Summary
Semiconductors	41.2%
Semiconductor Materials & Equipment	13.0%
Technology Hardware, Storage & Peripherals	9.3%
Systems Software	8.9%
Communications Equipment	3.2%
Application Software	3.2%
Electronic Components	1.7%
Other	0.9%

Top Holdings

Table Summary
NVIDIA Corp.	16.1%
Broadcom, Inc.	10.3%
Apple, Inc.	7.9%
Lam Research Corp.	6.6%
Microsoft Corp.	6.5%
Alphabet, Inc., Class A	5.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Micron Technology, Inc.	4.4%
Amazon.com, Inc.	4.0%
ASML Holding NV	3.0%

Sector Allocation

Table Summary
Information Technology	81.4%
Communication Services	8.8%
Consumer Discretionary	4.0%
Financials	3.4%
Industrials	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. ALPS Distributors, Inc. (Member FINRA) is the distributor for Columbia Threadneedle Investments ETFs. Columbia Management Investment Distributors, Inc. (Member FINRA) is a marketing agent for the ETFs. ALPS Distributors, Inc. is not affiliated with Columbia Threadneedle Investments.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002881

Columbia Select Technology ETF | SSR321-00_(06/26) |

Columbia Short Duration Bond ETF

SBND | NYSE Arca, Inc.

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Columbia Short Duration Bond ETF (the Fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Short Duration Bond ETF	$12	0.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$202,168,657
Total number of portfolio holdings	1,236
Portfolio turnover for the reporting period	92%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	1%

Columbia Short Duration Bond ETF | SSR314-00_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Uniform Mortgage-Backed Security, TBA 5.000% 05/01/2041	3.5%
Uniform Mortgage-Backed Security, TBA 5.500% 05/01/2041	2.4%
Uniform Mortgage-Backed Security, TBA 4.500% 05/01/2041	2.4%
Uniform Mortgage-Backed Security, TBA 4.000% 05/01/2039	0.9%
Uniform Mortgage-Backed Security, TBA 6.000% 05/01/2041	0.8%
T-Mobile USA, Inc. 2.550% 02/15/2031	0.4%
HCA, Inc. 3.625% 03/15/2032	0.4%
Amgen, Inc. 5.250% 03/02/2030	0.4%
Xcel Energy, Inc. 4.600% 06/01/2032	0.4%
Boeing Co. 5.150% 05/01/2030	0.4%

Asset Allocation

Table Summary
Corporate Bonds	53.3%
Foreign Government Obligations	15.8%
Money Market Funds	10.1%
Non-Agency Asset-Backed Securities	10.0%
Non-Agency Commercial Mortgage-Backed Securities	10.0%
Agency Mortgage-Backed Securities	10.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. ALPS Distributors, Inc. (Member FINRA) is the distributor for Columbia Threadneedle Investments ETFs. Columbia Management Investment Distributors, Inc. (Member FINRA) is a marketing agent for the ETFs. ALPS Distributors, Inc. is not affiliated with Columbia Threadneedle Investments.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002881

Columbia Short Duration Bond ETF | SSR314-00_(06/26) |

Columbia U.S. Equity Income ETF

EQIN | NYSE Arca, Inc.

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about Columbia U.S. Equity Income ETF (the Fund) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia U.S. Equity Income ETF	$18	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$276,355,481
Total number of portfolio holdings	101
Portfolio turnover for the reporting period	12%

Columbia U.S. Equity Income ETF | SSR272-00_(06/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Financials	27.4%
Energy	15.2%
Industrials	11.6%
Consumer Staples	9.8%
Consumer Discretionary	8.0%
Information Technology	7.7%
Communication Services	6.5%
Health Care	6.2%
Utilities	4.2%
Materials	2.4%

Top Holdings

Table Summary
Exxon Mobil Corp.	4.7%
JPMorgan Chase & Co.	4.7%
Chevron Corp.	4.2%
Bank of America Corp.	4.2%
Procter & Gamble Co.	3.7%
UnitedHealth Group, Inc.	3.7%
Home Depot, Inc.	3.6%
Goldman Sachs Group, Inc.	3.0%
Philip Morris International, Inc.	2.8%
Wells Fargo & Co.	2.8%

Asset Allocation

Table Summary
Common Stocks	99.0%
Other	0.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. ALPS Distributors, Inc. (Member FINRA) is the distributor for Columbia Threadneedle Investments ETFs. Columbia Management Investment Distributors, Inc. (Member FINRA) is a marketing agent for the ETFs. ALPS Distributors, Inc. is not affiliated with Columbia Threadneedle Investments.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002881

Columbia U.S. Equity Income ETF | SSR272-00_(06/26) |

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not FDIC or NCUA Insured
No Financial Institution Guarantee
May Lose Value
BLANKK
Semi-Annual Financial Statements and
Additional Information
April 30, 2026 (Unaudited) BLANKK
Columbia Diversified Fixed Income Allocation ETF
Columbia International Equity Income ETF
Columbia Multi-Sector Municipal Income ETF
Columbia Research Enhanced Core ETF
Columbia Research Enhanced Value ETF
Columbia Select Technology ETF
Columbia Short Duration Bond ETF
Columbia U.S. Equity Income ETF

Table of Contents
Columbia ETF Trust I | 2026
Portfolio of Investments and Financial Statements
Columbia Diversified Fixed Income Allocation ETF ................................................................................................................................ 3
Portfolio of Investments and Financial Statements
Columbia International Equity Income ETF ........................................................................................................................................... 25
Portfolio of Investments and Financial Statements
Columbia Multi-Sector Municipal Income ETF ...................................................................................................................................... 33
Portfolio of Investments and Financial Statements
Columbia Research Enhanced Core ETF ............................................................................................................................................... 59
Portfolio of Investments and Financial Statements
Columbia Research Enhanced Value ETF .............................................................................................................................................. 72
Portfolio of Investments and Financial Statements
Columbia Select Technology ETF ........................................................................................................................................................... 84
Portfolio of Investments and Financial Statements
Columbia Short Duration Bond ETF ....................................................................................................................................................... 91
Portfolio of Investments and Financial Statements
Columbia U.S. Equity Income ETF ........................................................................................................................................................ 124
Notes to Financial Statements .................................................................................................................................................................. 132

Portfolio of Investments
Columbia Diversified Fixed Income Allocation ETF, April 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Mortgage-Backed Securities 14 .9%
Federal Home Loan Mortgage Corp.
08/01/2047 3.500% 347,094 322,253
08/01/2049 3.500% 100,295 92,344
08/01/2049 4.000% 99,721 94,550
09/01/2049 3.500% 121,780 112,112
09/01/2049 4.000% 134,603 127,994
10/01/2049 3.500% 137,102 125,908
11/01/2049 3.500% 132,271 121,770
02/01/2050 3.500% 149,421 137,493
Federal National Mortgage Association
09/01/2047 4.000% 151,927 143,561
03/01/2048 4.000% 277,829 262,612
04/01/2049 3.500% 35,701 32,896
05/01/2049 4.000% 29,020 27,611
08/01/2049 3.500% 103,594 95,381
09/01/2049 3.500% 195,783 180,241
09/01/2049 3.500% 117,018 107,624
10/01/2049 3.500% 124,137 114,243
12/01/2049 3.500% 140,040 128,850
02/01/2050 3.500% 142,728 130,921
Uniform Mortgage-Backed Security, TBA
(a)
05/01/2056 4.500% 2,360,000 2,269,861
05/01/2056 5.000% 12,820,000 12,628,857
05/01/2056 5.500% 19,855,000 19,953,766
05/01/2056 6.000% 17,920,000 18,293,319
05/01/2056 6.500% 6,540,000 6,785,050
1 1 1 1 1
Total Agency Mortgage-Backed Securities
(Cost $ 62,489,680 ) 62,289,217
1 1
Corporate Bonds 47 .8%
Advertising 0.3%
Clear Channel Outdoor Holdings, Inc.
(b)
02/15/2031 7.125% 250,000 260,197
03/15/2033 7.500% 400,000 420,077
Omnicom Group, Inc.
06/02/2033 5.000% 100,000 98,081
Stagwell Global LLC
(b)
08/15/2029 5.625% 450,000 428,628
Total 1,206,983
Aerospace & Defense 0.8%
Boeing Co.
05/01/2034 6.528% 330,000 360,863
Embraer Netherlands Finance BV
01/09/2038 5.400% 340,000 329,788
Howmet Aerospace, Inc.
11/15/2032 4.550% 150,000 147,545
L3Harris Technologies, Inc.
06/01/2034 5.350% 300,000 305,546
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Northrop Grumman Corp.
06/01/2034 4.900% 250,000 249,454
RTX Corp.
03/15/2034 6.100% 204,000 219,532
TransDigm, Inc.
(b)
03/01/2029 6.375% 550,000 561,700
03/01/2032 6.625% 1,035,000 1,063,944
Total 3,238,372
Agriculture 0.3%
Altria Group, Inc.
11/01/2033 6.875% 114,000 126,477
BAT Capital Corp.
08/15/2035 5.625% 300,000 309,378
Bunge Ltd. Finance Corp.
08/04/2035 5.150% 200,000 199,533
Darling Ingredients, Inc.
(b)
06/15/2030 6.000% 415,000 418,669
Total 1,054,057
Airlines 0.4%
Avianca Midco 2 PLC
(b)
02/14/2030 9.625% 500,000 471,450
JetBlue Airways Corp./JetBlue Loyalty LP
(b)
09/20/2031 9.875% 696,000 647,303
Southwest Airlines Co.
11/15/2035 5.250% 325,000 308,519
United Airlines Holdings, Inc.
03/01/2031 5.375% 500,000 493,044
Total 1,920,316
Apparel 0.1%
Tapestry, Inc.
03/11/2035 5.500% 300,000 301,303
1 1 1 1 301,303
Auto Manufacturers 0.6%
Ford Motor Credit Co. LLC
11/07/2033 7.122% 100,000 106,077
03/08/2034 6.125% 300,000 301,434
General Motors Financial Co., Inc.
01/07/2034 6.100% 500,000 521,863
04/04/2034 5.950% 100,000 103,455
Honda Motor Co. Ltd.
07/08/2035 5.337% 250,000 249,798

Portfolio of Investments
(continued)
Columbia Diversified Fixed Income Allocation ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
JB Poindexter & Co., Inc.
(b)
12/15/2031 8.750% 250,000 259,353
Nissan Motor Acceptance Co. LLC
(b)
09/30/2030 6.125% 500,000 492,553
Nissan Motor Co. Ltd.
(b)
07/17/2035 8.125% 450,000 474,841
Total 2,509,374
Auto Parts & Equipment 0.5%
American Axle & Manufacturing, Inc.
(b)
10/15/2032 6.375% 300,000 299,442
10/15/2033 7.750% 300,000 293,389
Clarios Global LP/Clarios U.S. Finance Co.
(b)
02/15/2030 6.750% 300,000 309,662
Goodyear Tire & Rubber Co.
07/15/2029 5.000% 286,000 274,172
Qnity Electronics, Inc.
(b)
08/15/2032 5.750% 250,000 252,670
Tenneco, Inc.
(b)
11/17/2028 8.000% 311,000 314,481
ZF North America Capital, Inc.
(b)
03/24/2031 7.500% 475,000 476,763
Total 2,220,579
Banks 1.5%
Banco Santander SA
08/08/2033 6.921% 300,000 324,862
03/14/2034 6.350% 200,000 211,049
Bank of America Corp.
(c)
1 day USD SOFR + 1.572%
04/23/2037 5.489% 350,000 347,443
Barclays PLC
(c)
1 day USD SOFR + 1.590%
02/25/2036 5.785% 500,000 509,294
Citigroup, Inc.
(c)
1 day USD SOFR + 2.056%
02/13/2035 5.827% 250,000 254,402
1 day USD SOFR + 1.830%
01/24/2036 6.020% 494,000 506,821
Citizens Financial Group, Inc.
(c)
1 day USD SOFR + 2.325%
04/25/2035 6.645% 390,000 419,134
Deutsche Bank AG
(c)
1 day USD SOFR + 2.050%
09/11/2035 5.403% 200,000 199,581
Fifth Third Bancorp
(c)
1 day USD SOFR + 1.240%
01/29/2037 5.141% 450,000 439,333
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Goldman Sachs Group, Inc.
(c)
5 yr. CMT + 1.180%
02/02/2041 5.387% 400,000 389,079
HSBC Holdings PLC
(c)
1 day USD SOFR + 1.900%
11/18/2035 5.874% 500,000 508,643
Huntington Bancshares, Inc.
(c)
5 yr. CMT + 1.350%
01/28/2041 5.605% 450,000 439,638
Keybank National Association
01/26/2033 5.000% 250,000 247,318
Lloyds Banking Group PLC
(c)
1 yr. CMT + 1.600%
06/13/2036 6.068% 200,000 204,753
M&T Bank Corp.
(c)
1 day USD SOFR + 1.610%
01/16/2036 5.385% 250,000 249,052
Morgan Stanley
(c)
5 yr. CMT + 1.800%
02/07/2039 5.942% 250,000 257,034
5 yr. CMT + 1.170%
01/18/2041 5.314% 200,000 194,728
Regions Financial Corp.
(c)
1 day USD SOFR + 2.060%
09/06/2035 5.502% 100,000 100,423
Santander Holdings USA, Inc.
(c)
1 day USD SOFR + 2.138%
05/31/2035 6.342% 125,000 131,782
Sumitomo Mitsui Financial Group, Inc.
(c)
5 yr. CMT + 1.300%
03/03/2041 5.334% 250,000 243,749
Total 6,178,118
Beverages 0.1%
Keurig Dr. Pepper, Inc.
03/15/2034 5.300% 300,000 298,835
1 1 1 1 298,835
Biotechnology 0.4%
Amgen, Inc.
02/19/2036 4.850% 250,000 244,421
Biogen, Inc.
05/15/2035 5.750% 100,000 104,019
BioMarin Pharmaceutical, Inc.
(b)
02/15/2034 5.500% 250,000 248,276
Genmab AS/Genmab Finance LLC
(b)
12/15/2033 7.250% 950,000 990,375
Royalty Pharma PLC
03/25/2031 4.450% 100,000 98,829

Portfolio of Investments
(continued)
Columbia Diversified Fixed Income Allocation ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
09/25/2035 5.200% 100,000 99,250
Total 1,785,170
Building Materials 1.4%
Amrize Finance U.S. LLC
04/07/2035 5.400% 100,000 101,855
Builders FirstSource, Inc.
(b)
02/01/2032 4.250% 215,000 199,714
03/01/2034 6.375% 546,000 543,788
Carlisle Cos., Inc.
09/15/2040 5.550% 200,000 197,838
Carrier Global Corp.
03/15/2034 5.900% 223,000 235,282
CRH America Finance, Inc.
01/09/2035 5.500% 250,000 255,487
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
(b)
12/15/2030 6.625% 900,000 922,544
Martin Marietta Materials, Inc.
12/01/2034 5.150% 100,000 100,431
Owens Corning
06/15/2034 5.700% 200,000 207,455
Quikrete Holdings, Inc.
(b)
03/01/2032 6.375% 450,000 456,841
03/01/2033 6.750% 1,400,000 1,419,419
Smyrna Ready Mix Concrete LLC
(b)
11/15/2031 8.875% 250,000 261,940
Standard Building Solutions, Inc.
(b)
08/15/2032 6.500% 500,000 505,409
08/01/2033 6.250% 250,000 249,984
Vulcan Materials Co.
12/01/2034 5.350% 100,000 101,852
Total 5,759,839
Chemicals 1.1%
Celanese U.S. Holdings LLC
07/15/2032 7.379% 200,000 211,991
04/15/2033 6.750% 400,000 411,841
Cerdia Finanz GmbH
(b)
10/03/2031 9.375% 260,000 249,295
Dow Chemical Co.
02/15/2034 5.150% 161,000 158,367
Eastman Chemical Co.
02/20/2034 5.625% 200,000 204,134
LYB International Finance III LLC
01/15/2036 5.875% 200,000 202,024
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Nutrien Ltd.
06/21/2034 5.400% 75,000 76,415
OCP SA
(b)
05/02/2034 6.750% 1,900,000 1,996,685
Sherwin-Williams Co.
08/15/2035 5.150% 280,000 281,273
Solstice Advanced Materials, Inc.
(b)
09/30/2033 5.625% 500,000 496,976
Total 4,289,001
Commercial Services 2.3%
ADT Security Corp.
(b)
08/01/2029 4.125% 206,000 198,072
10/15/2033 5.875% 550,000 541,620
Albion Financing 1 SARL/Aggreko Holdings, Inc.
(b)
05/21/2030 7.000% 420,000 433,392
Belron U.K. Finance PLC
(b)
10/15/2029 5.750% 250,000 252,500
Block, Inc.
05/15/2032 6.500% 300,000 305,769
Block, Inc.
(b)
08/15/2030 5.625% 600,000 600,293
Clarivate Science Holdings Corp.
(b)
07/01/2028 3.875% 146,000 140,969
07/01/2029 4.875% 300,000 271,893
CompoSecure Holdings LLC
(b)
02/01/2033 5.625% 350,000 342,673
DP World Ltd.
(b)
07/02/2037 6.850% 1,440,000 1,550,314
07/02/2037 6.850% 500,000 538,303
Global Payments, Inc.
11/15/2032 5.200% 150,000 146,563
11/15/2035 5.550% 300,000 289,310
Herc Holdings, Inc.
(b)
06/15/2033 7.250% 890,000 931,792
Hertz Corp.
(b)
07/15/2029 12.625% 400,000 377,888
ION Platform Finance U.S., Inc.
(b)
09/30/2032 7.875% 750,000 580,910
Quanta Services, Inc.
08/09/2034 5.250% 225,000 227,673
RR Donnelley & Sons Co.
(b)
08/01/2029 9.500% 290,000 299,159

Portfolio of Investments
(continued)
Columbia Diversified Fixed Income Allocation ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
(b)
08/15/2032 6.750% 558,000 557,076
United Rentals North America, Inc.
(b)
11/15/2033 5.375% 200,000 197,815
03/15/2034 6.125% 600,000 616,559
Verisk Analytics, Inc.
06/05/2034 5.250% 158,000 157,646
Veritiv Operating Co.
(b)
11/30/2030 10.500% 315,000 332,277
Total 9,890,466
Computers 0.7%
Amentum Holdings, Inc.
(b)
08/01/2032 7.250% 450,000 465,863
Booz Allen Hamilton, Inc.
04/15/2035 5.950% 156,000 157,169
CACI International, Inc.
(b)
06/15/2033 6.375% 450,000 460,413
Dell International LLC/EMC Corp.
10/01/2029 5.300% 2,000 2,043
04/15/2034 5.400% 250,000 254,068
02/15/2036 5.100% 100,000 98,260
Hewlett Packard Enterprise Co.
10/15/2034 5.000% 460,000 448,702
HP, Inc.
04/25/2035 6.100% 100,000 104,928
Leidos, Inc.
03/15/2036 5.000% 250,000 242,013
NCR Atleos Corp.
(b)
04/01/2029 9.500% 500,000 531,983
NetApp, Inc.
03/17/2032 5.500% 230,000 235,249
Total 3,000,691
Cosmetics & Personal Care 0.1%
Opal Bidco SAS
(b)
03/31/2032 6.500% 350,000 356,614
1 1 1 1 356,614
Diversified Financial Services 2.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
09/10/2034 4.950% 300,000 292,141
Affiliated Managers Group, Inc.
02/15/2036 5.500% 250,000 246,681
Ally Financial, Inc.
(c)
1 day USD SOFR + 2.290%
07/26/2035 6.184% 290,000 294,072
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
American Express Co.
(c)
5 yr. CMT + 1.150%
02/08/2041 5.412% 150,000 149,194
Blue Owl Finance LLC
04/18/2034 6.250% 400,000 391,946
Capital One Financial Corp.
(c)
1 day USD SOFR + 2.036%
01/30/2036 6.183% 250,000 254,564
1 day USD SOFR + 1.630%
09/11/2036 5.197% 250,000 242,154
Coinbase Global, Inc.
(b)
10/01/2028 3.375% 555,000 532,128
CrossCountry Intermediate HoldCo LLC
(b)
10/01/2030 6.500% 300,000 294,974
Focus Financial Partners LLC
(b)
09/15/2031 6.750% 300,000 305,751
Freedom Mortgage Holdings LLC
(b)
02/01/2029 9.250% 300,000 310,775
Global Aircraft Leasing Co. Ltd.
(b)
09/01/2027 8.750% 329,000 334,118
Jane Street Group/JSG Finance, Inc.
(b)
11/01/2032 6.125% 750,000 753,912
05/01/2033 6.750% 500,000 513,740
Jefferies Finance LLC/JFIN Co-Issuer Corp.
(b)
08/15/2028 5.000% 325,000 311,509
Jefferies Financial Group, Inc.
04/14/2034 6.200% 200,000 204,607
02/15/2036 5.500% 200,000 192,357
LPL Holdings, Inc.
03/15/2035 5.650% 122,000 121,857
Nomura Holdings, Inc.
07/03/2034 5.783% 400,000 412,736
OneMain Finance Corp.
09/15/2033 6.750% 1,000,000 983,700
Osaic Holdings, Inc.
(b)
08/01/2032 6.750% 300,000 304,668
PennyMac Financial Services, Inc.
(b)
02/15/2033 6.875% 505,000 496,397
Rocket Cos., Inc.
(b)
08/01/2030 6.125% 150,000 152,300
02/01/2032 7.125% 251,000 259,544
08/01/2033 6.375% 750,000 760,530
UWM Holdings LLC
(b)
03/15/2031 6.250% 300,000 278,651

Portfolio of Investments
(continued)
Columbia Diversified Fixed Income Allocation ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Voya Financial, Inc.
03/02/2036 5.050% 200,000 193,440
Total 9,588,446
Electric 2.8%
AES Corp.
(c)
5 yr. CMT + 3.201%
01/15/2055 7.600% 250,000 254,750
AES Corp.
01/15/2031 2.450% 100,000 89,051
Alliant Energy Corp.
(c)
5 yr. CMT + 2.077%
04/01/2056 5.750% 150,000 147,314
Alpha Generation LLC
(b)
10/15/2032 6.750% 350,000 358,135
Ameren Corp.
03/15/2035 5.375% 150,000 152,100
American Electric Power Co., Inc.
(c)
Series D
5 yr. CMT + 1.940%
03/15/2056 6.050% 200,000 199,233
American Electric Power Co., Inc.
03/01/2033 5.625% 150,000 155,236
Arizona Public Service Co.
08/15/2034 5.700% 242,000 250,385
Black Hills Corp.
01/15/2035 6.000% 108,000 112,036
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
(b)
02/15/2032 6.375% 450,000 447,713
CenterPoint Energy, Inc.
(c)
Series B
5 yr. CMT + 2.946%
02/15/2055 6.850% 118,000 124,618
CMS Energy Corp.
(c)
5 yr. CMT + 1.961%
06/01/2055 6.500% 119,000 121,775
Comision Federal de Electricidad
(b)
01/24/2035 6.450% 1,420,000 1,435,088
Dominion Energy, Inc.
(c)
5 yr. CMT + 2.207%
05/15/2055 6.625% 200,000 204,131
5 yr. CMT + 2.006%
02/15/2056 6.200% 200,000 200,230
DTE Energy Co.
06/01/2034 5.850% 240,000 251,452
Duke Energy Corp.
09/15/2035 4.950% 200,000 195,676
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Entergy Corp.
(c)
5 yr. CMT + 2.179%
06/15/2056 5.875% 100,000 99,983
5 yr. CMT + 2.013%
06/15/2056 6.100% 100,000 99,640
Eversource Energy
07/15/2034 5.950% 250,000 260,984
Exelon Corp.
03/15/2036 4.950% 200,000 193,772
National Grid PLC
01/11/2034 5.418% 100,000 102,053
NextEra Energy Capital Holdings, Inc.
(c)
5 yr. CMT + 2.457%
06/15/2054 6.750% 200,000 209,406
5 yr. CMT + 2.053%
08/15/2055 6.375% 250,000 255,397
NRG Energy, Inc.
(b)
01/15/2034 5.750% 500,000 496,300
01/15/2036 6.000% 500,000 496,549
Pacific Gas & Electric Co.
05/15/2034 5.800% 350,000 358,737
PacifiCorp
02/15/2034 5.450% 100,000 101,171
PacifiCorp
(c)
5 yr. CMT + 3.319%
09/15/2055 7.375% 450,000 455,968
5 yr. CMT + 3.292%
08/15/2056 7.125% 250,000 250,640
PG&E Corp.
(c)
5 yr. CMT + 3.883%
03/15/2055 7.375% 300,000 308,231
5 yr. CMT + 3.225%
09/15/2056 6.850% 500,000 499,374
Sempra
03/15/2036 5.250% 300,000 296,226
Sierra Pacific Power Co.
(c)
5 yr. CMT + 2.549%
12/15/2055 6.200% 150,000 147,247
Southern Co.
03/15/2034 5.700% 100,000 103,524
Southern Co.
(c)
5 yr. CMT + 1.993%
04/01/2058 6.000% 100,000 101,049
Series 2025
5 yr. CMT + 2.069%
03/15/2055 6.375% 193,000 198,915
Talen Energy Supply LLC
(b)
02/01/2036 6.500% 300,000 301,263

Portfolio of Investments
(continued)
Columbia Diversified Fixed Income Allocation ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Vistra Operations Co. LLC
(b)
04/30/2033 5.250% 200,000 199,165
04/30/2036 5.550% 200,000 198,283
VoltaGrid LLC
(b)
11/01/2030 7.375% 750,000 778,629
WEC Energy Group, Inc.
(c)
5 yr. CMT + 1.905%
05/15/2056 5.625% 100,000 99,179
Xcel Energy, Inc.
03/15/2034 5.500% 250,000 254,550
XPLR Infrastructure Operating Partners LP
(b)
03/15/2033 8.625% 550,000 589,484
Total 12,154,642
Electrical Components & Equipment 0.1%
WESCO Distribution, Inc.
(b)
03/15/2032 6.625% 500,000 517,618
1 1 1 1 517,618
Electronics 0.3%
Arrow Electronics, Inc.
04/10/2034 5.875% 59,000 60,739
Coherent Corp.
(b)
12/15/2029 5.000% 480,000 475,009
Flex Ltd.
11/13/2035 5.375% 200,000 198,313
Keysight Technologies, Inc.
10/15/2034 4.950% 150,000 148,985
TD SYNNEX Corp.
10/10/2035 5.300% 250,000 244,482
Total 1,127,528
Engineering & Construction 0.1%
AECOM
(b)
08/01/2033 6.000% 250,000 252,419
1 1 1 1 252,419
Entertainment 1.0%
Caesars Entertainment, Inc.
(b)
02/15/2030 7.000% 593,000 601,839
02/15/2032 6.500% 450,000 437,953
Churchill Downs, Inc.
(b)
04/01/2030 5.750% 200,000 199,580
Discovery Global Holdings, Inc.
03/15/2029 4.054% 475,000 462,460
03/15/2032 4.279% 943,000 854,051
Light & Wonder International, Inc.
(b)
10/01/2033 6.250% 250,000 248,304
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./
Canada's Wonderland Co.
(b)
05/01/2032 6.625% 300,000 305,313
Voyager Parent LLC
(b)
07/01/2032 9.250% 520,000 553,980
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
(b)
02/15/2031 7.125% 370,000 392,003
Total 4,055,483
Environmental Control 0.2%
GFL Environmental Holdings U.S., Inc.
(b)
02/01/2034 5.500% 500,000 492,068
GFL Environmental, Inc.
(b)
01/15/2031 6.750% 310,000 321,351
Total 813,419
Food 1.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/
Albertsons LLC
(b)
03/31/2032 5.625% 300,000 296,339
03/31/2034 5.750% 700,000 682,356
Campbell's Co.
03/21/2034 5.400% 250,000 242,963
Conagra Brands, Inc.
08/01/2035 5.750% 100,000 100,478
J.M. Smucker Co.
11/15/2033 6.200% 250,000 266,457
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
Holdings
03/15/2034 6.750% 33,000 35,946
01/15/2036 5.500% 140,000 139,541
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
Holdings
(b)
03/10/2037 5.625% 200,000 199,393
Kraft Heinz Foods Co.
03/15/2035 5.400% 200,000 201,196
Kroger Co.
09/15/2034 5.000% 300,000 296,180
Lamb Weston Holdings, Inc.
(b)
01/31/2030 4.125% 389,000 372,722
McCormick & Co., Inc.
10/15/2034 4.700% 100,000 96,090
Mondelez International, Inc.
05/06/2035 5.125% 100,000 99,962
Performance Food Group, Inc.
(b)
08/01/2029 4.250% 295,000 285,914

Portfolio of Investments
(continued)
Columbia Diversified Fixed Income Allocation ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
03/01/2034 5.625% 300,000 293,727
Post Holdings, Inc.
(b)
03/01/2033 6.375% 800,000 799,912
Sysco Corp.
03/25/2036 4.950% 250,000 240,131
Tyson Foods, Inc.
03/15/2034 5.700% 100,000 103,524
02/20/2036 4.950% 100,000 97,440
Viking Baked Goods Acquisition Corp.
(b)
11/01/2031 8.625% 405,000 414,059
Total 5,264,330
Forest Products & Paper 0.0%
Suzano Netherlands BV
01/15/2036 5.500% 150,000 146,872
1 1 1 1 146,872
Gas 0.2%
AltaGas Ltd.
(b),(c)
5 yr. CMT + 3.573%
10/15/2054 7.200% 250,000 259,777
NiSource, Inc.
07/15/2035 5.350% 150,000 151,339
Spire, Inc.
(c)
5 yr. CMT + 2.327%
06/01/2056 6.450% 200,000 200,600
Total 611,716
Healthcare Products 0.6%
Agilent Technologies, Inc.
09/09/2034 4.750% 100,000 98,388
Augusta SpinCo Corp.
03/23/2036 5.245% 200,000 199,129
Bausch & Lomb Corp.
(b)
10/01/2028 8.375% 300,000 310,196
Baxter International, Inc.
12/15/2035 5.650% 200,000 196,552
GE HealthCare Technologies, Inc.
06/15/2035 5.500% 140,000 141,921
12/15/2035 4.950% 100,000 97,512
Medline Borrower LP
(b)
10/01/2029 5.250% 765,000 761,404
Smith & Nephew PLC
03/20/2034 5.400% 100,000 101,483
Solventum Corp.
03/23/2034 5.600% 100,000 102,224
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Stryker Corp.
02/10/2035 5.200% 262,000 265,189
Zimmer Biomet Holdings, Inc.
09/15/2034 5.200% 206,000 206,263
Total 2,480,261
Healthcare Services 1.6%
Centene Corp.
07/15/2028 2.450% 500,000 471,843
08/01/2031 2.625% 500,000 433,407
Cigna Group
02/15/2034 5.250% 250,000 253,251
01/15/2036 5.250% 120,000 120,069
DaVita, Inc.
(b)
09/01/2032 6.875% 500,000 516,300
07/15/2033 6.750% 250,000 257,646
Elevance Health, Inc.
02/15/2035 5.200% 350,000 349,913
Global Medical Response, Inc.
(b)
10/01/2032 7.375% 250,000 260,748
HCA, Inc.
03/01/2035 5.750% 400,000 411,509
Humana, Inc.
03/15/2034 5.950% 200,000 205,125
IQVIA, Inc.
(b)
06/01/2032 6.250% 700,000 714,198
Laboratory Corp. of America Holdings
10/01/2034 4.800% 250,000 244,298
LifePoint Health, Inc.
(b)
05/01/2034 7.000% 500,000 487,803
Molina Healthcare, Inc.
(b)
02/15/2031 6.500% 250,000 254,342
Prime Healthcare Services, Inc.
(b)
09/01/2029 9.375% 420,000 435,422
Quest Diagnostics, Inc.
12/15/2034 5.000% 250,000 248,664
Star Parent, Inc.
(b)
10/01/2030 9.000% 360,000 376,987
Tenet Healthcare Corp.
06/15/2030 6.125% 645,000 648,616
Total 6,690,141
Housewares 0.1%
Newell Brands, Inc.
(b)
06/01/2028 8.500% 375,000 391,699
1 1 1 1 391,699

Portfolio of Investments
(continued)
Columbia Diversified Fixed Income Allocation ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Insurance 2.1%
Acrisure LLC/Acrisure Finance, Inc.
(b)
11/06/2030 7.500% 350,000 355,403
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
(b)
04/15/2028 6.750% 291,000 294,523
01/15/2031 7.000% 650,000 662,479
American Financial Group, Inc.
09/23/2035 5.000% 100,000 96,235
American National Group, Inc.
07/15/2035 6.000% 150,000 146,982
Aon North America, Inc.
03/01/2034 5.450% 300,000 306,605
Arthur J Gallagher & Co.
02/15/2035 5.150% 250,000 247,614
Asurion LLC/Asurion Co-Issuer, Inc.
(b)
12/31/2032 8.000% 1,125,000 1,175,883
Athene Holding Ltd.
01/15/2034 5.875% 275,000 276,714
Brown & Brown, Inc.
06/23/2035 5.550% 250,000 249,082
CNA Financial Corp.
02/15/2034 5.125% 250,000 247,957
CNO Financial Group, Inc.
06/15/2034 6.450% 83,000 86,042
Equitable Holdings, Inc.
(c)
5 yr. CMT + 2.390%
03/28/2055 6.700% 113,000 115,917
Fairfax Financial Holdings Ltd.
12/07/2033 6.000% 200,000 209,782
Fidelity National Financial, Inc.
06/15/2030 3.400% 8,000 7,540
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/
Howden U.S. Refinance LLC
(b)
02/15/2031 7.250% 300,000 301,722
HUB International Ltd.
(b)
06/15/2030 7.250% 1,135,000 1,174,058
Lincoln National Corp.
11/15/2035 5.350% 200,000 194,374
MetLife, Inc.
(c)
5 yr. CMT + 1.817%
03/15/2056 5.850% 200,000 197,286
Series G
5 yr. CMT + 2.078%
03/15/2055 6.350% 118,000 120,579
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Panther Escrow Issuer LLC
(b)
06/01/2031 7.125% 1,164,000 1,169,741
Reinsurance Group of America, Inc.
(c)
5 yr. CMT + 2.392%
09/15/2055 6.650% 95,000 96,640
Reinsurance Group of America, Inc.
09/15/2034 5.750% 100,000 102,159
Ryan Specialty LLC
(b)
08/01/2032 5.875% 360,000 360,349
Willis North America, Inc.
03/15/2036 5.150% 120,000 117,350
Total 8,313,016
Internet 0.6%
AppLovin Corp.
12/01/2034 5.500% 500,000 498,810
Expedia Group, Inc.
02/15/2035 5.400% 119,000 118,044
04/15/2036 5.500% 200,000 196,080
Gen Digital, Inc.
(b)
09/30/2027 6.750% 300,000 301,481
04/01/2033 6.250% 200,000 194,908
Rakuten Group, Inc.
(b)
04/15/2029 9.750% 460,000 504,139
Snap, Inc.
(b)
03/01/2033 6.875% 500,000 486,954
Uber Technologies, Inc.
09/15/2034 4.800% 200,000 195,986
09/15/2035 4.800% 150,000 145,887
Total 2,642,289
Investment Companies 0.4%
Apollo Debt Solutions BDC
03/15/2032 6.550% 350,000 354,273
ARES Capital Corp.
03/08/2032 5.800% 200,000 198,569
ARES Strategic Income Fund
03/21/2032 6.200% 89,000 88,282
Blackstone Private Credit Fund
11/22/2034 6.000% 200,000 189,828
Goldman Sachs Private Credit Corp.
(b)
01/31/2031 5.875% 60,000 59,007
HA Sustainable Infrastructure Capital, Inc.
07/01/2034 6.375% 219,000 224,195

Portfolio of Investments
(continued)
Columbia Diversified Fixed Income Allocation ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
(b)
11/15/2029 10.000% 550,000 555,168
Total 1,669,322
Iron & Steel 0.5%
Cleveland-Cliffs, Inc.
(b)
03/15/2032 7.000% 300,000 299,739
01/15/2034 7.625% 400,000 403,954
Commercial Metals Co.
(b)
11/15/2033 5.750% 400,000 400,096
12/15/2035 6.000% 400,000 399,572
Mineral Resources Ltd.
(b)
10/01/2028 9.250% 205,000 212,871
Steel Dynamics, Inc.
05/15/2035 5.250% 100,000 100,638
Total 1,816,870
Leisure Time 0.6%
Carnival Corp.
(b)
08/01/2032 5.750% 1,325,000 1,332,537
02/15/2033 6.125% 200,000 202,968
Royal Caribbean Cruises Ltd.
01/15/2036 5.375% 400,000 393,278
Viking Cruises Ltd.
(b)
10/15/2033 5.875% 500,000 501,033
Total 2,429,816
Lodging 0.7%
Boyd Gaming Corp.
(b)
06/15/2031 4.750% 393,000 378,709
Hilton Domestic Operating Co., Inc.
(b)
03/15/2033 5.875% 500,000 506,129
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations
Borrower, Inc.
(b)
06/01/2029 5.000% 96,000 92,901
01/15/2032 6.625% 630,000 637,378
Hyatt Hotels Corp.
03/30/2032 5.750% 163,000 168,457
Las Vegas Sands Corp.
08/15/2034 6.200% 260,000 267,062
Marriott International, Inc.
05/15/2034 5.300% 200,000 202,406
04/15/2037 5.500% 200,000 200,143
MGM Resorts International
09/15/2029 6.125% 240,000 243,313
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Wynn Macau Ltd.
(b)
02/15/2034 6.750% 400,000 400,701
Total 3,097,199
Machinery - Construction, & Mining 0.0%
GE Vernova, Inc.
02/04/2036 4.875% 150,000 148,284
1 1 1 1 148,284
Machinery - Diversified 0.5%
Chart Industries, Inc.
(b)
01/01/2030 7.500% 401,000 416,375
Columbus McKinnon Corp.
(b)
02/01/2033 7.125% 400,000 402,347
Ingersoll Rand, Inc.
08/14/2033 5.700% 250,000 260,199
06/15/2034 5.450% 150,000 153,120
Otis Worldwide Corp.
09/04/2035 5.131% 140,000 140,302
Regal Rexnord Corp.
04/15/2033 6.400% 200,000 212,560
Westinghouse Air Brake Technologies Corp.
05/29/2035 5.500% 300,000 306,647
Total 1,891,550
Media 2.6%
AMC Global Media, Inc.
(b)
07/15/2032 10.500% 519,000 535,478
CCO Holdings LLC/CCO Holdings Capital Corp.
(b)
01/15/2034 4.250% 1,050,000 880,307
CCO Holdings LLC/CCO Holdings Capital Corp.
05/01/2032 4.500% 300,000 263,782
Charter Communications Operating LLC/Charter
Communications Operating Capital
12/01/2035 5.850% 550,000 536,757
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
(b)
08/15/2027 5.875% 369,000 369,086
02/15/2031 10.000% 900,000 936,281
EchoStar Corp.
11/30/2029 10.750% 1,500,000 1,626,803
Fox Corp.
10/13/2033 6.500% 250,000 268,414
McGraw-Hill Education, Inc.
(b)
08/01/2028 5.750% 365,000 362,146
Nexstar Media, Inc.
(b)
09/15/2033 6.500% 800,000 806,277
04/15/2034 7.250% 800,000 805,339

Portfolio of Investments
(continued)
Columbia Diversified Fixed Income Allocation ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Sirius XM Radio LLC
(b)
07/15/2028 4.000% 1,088,000 1,056,916
Sunrise FinCo I BV
(b)
07/15/2031 4.875% 250,000 240,187
Univision Communications, Inc.
(b)
08/01/2032 9.375% 550,000 569,437
04/15/2033 8.875% 400,000 402,223
Versant Media Group, Inc.
(b)
01/30/2031 7.250% 300,000 311,460
VZ Secured Financing BV
(b)
01/15/2032 5.000% 415,000 364,732
01/15/2033 7.500% 500,000 485,295
Total 10,820,920
Mining 0.6%
Corp. Nacional del Cobre de Chile
(b)
01/08/2034 5.950% 1,005,000 1,040,627
01/26/2036 6.440% 1,200,000 1,278,821
Total 2,319,448
Miscellaneous Manufacturing 0.1%
Axon Enterprise, Inc.
(b)
03/15/2030 6.125% 300,000 306,755
Textron, Inc.
03/15/2036 4.950% 150,000 146,423
Total 453,178
Oil & Gas 3.7%
Aethon United BR LP/Aethon United Finance Corp.
(b)
10/01/2029 7.500% 500,000 522,076
Canadian Natural Resources Ltd.
12/15/2034 5.400% 100,000 101,450
Cenovus Energy, Inc.
03/20/2036 5.400% 200,000 199,425
Coterra Energy, Inc.
02/15/2035 5.400% 300,000 302,486
Crescent Energy Finance LLC
(b)
04/01/2032 7.625% 250,000 257,807
04/15/2032 7.875% 399,000 413,366
Devon Energy Corp.
09/15/2034 5.200% 225,000 225,754
Diamondback Energy, Inc.
04/01/2035 5.550% 400,000 410,597
Ecopetrol SA
01/13/2033 8.875% 2,936,000 3,151,391
01/19/2036 8.375% 330,000 341,967
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
EDO Sukuk Ltd.
(b)
09/21/2033 5.875% 1,300,000 1,367,012
Expand Energy Corp.
01/15/2035 5.700% 170,000 173,191
HF Sinclair Corp.
01/15/2035 6.250% 300,000 310,959
Hilcorp Energy I LP/Hilcorp Finance Co.
(b)
02/15/2035 7.250% 300,000 305,745
Marathon Petroleum Corp.
03/01/2035 5.700% 195,000 200,215
Matador Resources Co.
(b)
04/15/2032 6.500% 270,000 275,367
Noble Finance II LLC
(b)
04/15/2030 8.000% 350,000 364,261
Occidental Petroleum Corp.
10/01/2034 5.550% 325,000 330,823
Petrobras Global Finance BV
07/03/2033 6.500% 769,000 799,349
01/13/2035 6.000% 700,000 710,019
Petroleos Mexicanos
06/15/2035 6.625% 1,950,000 1,878,792
Phillips 66 Co.
(c)
Series B
5 yr. CMT + 2.166%
03/15/2056 6.200% 250,000 250,688
SM Energy Co.
(b)
07/01/2031 8.750% 694,000 727,933
Sunoco LP
(b)
03/15/2031 5.625% 250,000 250,817
07/01/2033 6.250% 390,000 398,130
Transocean International Ltd.
(b)
02/15/2030 8.750% 416,500 436,182
Valaris Ltd.
(b)
04/30/2030 8.375% 359,000 374,318
Viper Energy Partners LLC
08/01/2035 5.700% 200,000 203,202
Woodside Finance Ltd.
09/12/2034 5.100% 140,000 137,983
05/19/2035 6.000% 175,000 182,111
Total 15,603,416
Oil & Gas Services 0.3%
USA Compression Partners LP/USA Compression Finance
Corp.
(b)
03/15/2029 7.125% 360,000 372,076

Portfolio of Investments
(continued)
Columbia Diversified Fixed Income Allocation ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
WBI Operating LLC
(b)
10/15/2030 6.250% 500,000 507,154
Weatherford International Ltd.
(b)
10/15/2033 6.750% 400,000 414,775
Total 1,294,005
Packaging & Containers 0.7%
Ball Corp.
06/15/2029 6.000% 320,000 325,535
09/15/2031 3.125% 250,000 226,598
Berry Global, Inc.
01/15/2034 5.650% 160,000 164,010
Clydesdale Acquisition Holdings, Inc.
(b)
04/15/2032 6.750% 550,000 517,126
Mauser Packaging Solutions Holding Co.
(b)
04/15/2030 7.875% 805,000 813,719
Smurfit Kappa Treasury ULC
04/03/2034 5.438% 450,000 456,854
Sword Purchaser LLC
(b)
04/15/2033 8.250% 500,000 511,617
Total 3,015,459
Pharmaceuticals 0.6%
Becton Dickinson & Co.
02/08/2034 5.110% 100,000 100,423
BellRing Brands, Inc.
(b)
03/15/2030 7.000% 252,000 255,872
Cardinal Health, Inc.
11/15/2034 5.350% 250,000 252,936
Cencora, Inc.
02/13/2036 4.900% 250,000 244,125
CVS Health Corp.
(c)
5 yr. CMT + 2.886%
03/10/2055 7.000% 500,000 518,787
CVS Health Corp.
09/15/2035 5.450% 400,000 403,191
Endo Finance Holdings LP
(b)
04/15/2031 8.500% 400,000 424,104
Takeda Pharmaceutical Co. Ltd.
07/05/2034 5.300% 200,000 202,763
Takeda U.S. Financing, Inc.
07/07/2035 5.200% 200,000 200,208
Zoetis, Inc.
08/17/2035 5.000% 100,000 99,520
Total 2,701,929
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Pipelines 2.7%
Boardwalk Pipelines LP
02/15/2036 5.375% 200,000 197,961
Cheniere Energy Partners LP
08/15/2034 5.750% 200,000 207,001
Cheniere Energy, Inc.
04/15/2034 5.650% 230,000 236,999
CQP Holdco LP/BIP-V Chinook Holdco LLC
(b)
06/15/2031 5.500% 500,000 494,075
Delek Logistics Partners LP/Delek Logistics Finance Corp.
(b)
03/15/2029 8.625% 350,000 365,028
Enbridge, Inc.
06/20/2035 5.550% 300,000 306,416
Energy Transfer LP
(c)
5 yr. CMT + 2.676%
02/15/2056 6.500% 500,000 500,623
Energy Transfer LP
12/01/2033 6.550% 440,000 476,679
Kinder Morgan, Inc.
02/01/2034 5.400% 300,000 306,934
Kinetik Holdings LP
(b)
12/15/2028 6.625% 100,000 102,022
06/15/2030 5.875% 333,000 334,091
MPLX LP
06/01/2034 5.500% 150,000 151,958
09/15/2035 5.400% 500,000 498,908
NGL Energy Operating LLC/NGL Energy Finance Corp.
(b)
02/15/2029 8.125% 500,000 518,624
02/15/2032 8.375% 250,000 262,388
ONEOK, Inc.
09/01/2033 6.050% 455,000 478,291
Plains All American Pipeline LP
06/15/2035 5.950% 293,000 302,183
South Bow USA Infrastructure Holdings LLC
10/01/2034 5.584% 250,000 249,051
Summit Midstream Holdings LLC
(b)
10/31/2029 8.625% 285,000 297,945
Targa Resources Corp.
03/30/2034 6.500% 300,000 325,453
Venture Global Calcasieu Pass LLC
(b)
08/15/2031 4.125% 720,000 674,935
Venture Global LNG, Inc.
(b)
06/01/2028 8.125% 269,000 275,166
02/01/2029 9.500% 1,494,000 1,630,700

Portfolio of Investments
(continued)
Columbia Diversified Fixed Income Allocation ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Venture Global Plaquemines LNG LLC
(b)
01/15/2034 6.500% 750,000 785,690
01/15/2036 6.750% 825,000 876,832
Western Midstream Operating LP
11/15/2034 5.450% 250,000 248,671
Williams Cos., Inc.
03/15/2034 5.150% 150,000 150,086
03/15/2035 5.600% 150,000 153,488
Total 11,408,198
REITS 1.4%
Agree LP
06/15/2035 5.600% 100,000 102,646
Alexandria Real Estate Equities, Inc.
05/15/2036 5.250% 150,000 145,971
American Homes 4 Rent LP
02/01/2034 5.500% 250,000 253,617
American Tower Corp.
07/15/2033 5.550% 250,000 257,138
Americold Realty Operating Partnership LP
09/12/2034 5.409% 150,000 144,214
Brixmor Operating Partnership LP
02/15/2034 5.500% 100,000 101,721
Cousins Properties LP
10/01/2034 5.875% 150,000 152,806
Crown Castle, Inc.
03/01/2034 5.800% 200,000 205,945
CubeSmart LP
02/15/2031 2.000% 48,000 42,207
DOC Dr. LLC
11/01/2031 2.625% 130,000 115,633
Equinix Europe 2 Financing Corp. LLC
06/15/2034 5.500% 139,000 141,663
Essex Portfolio LP
04/01/2034 5.500% 100,000 101,839
Extra Space Storage LP
01/15/2033 4.950% 200,000 198,103
GLP Capital LP/GLP Financing II, Inc.
09/15/2034 5.625% 200,000 198,600
Healthpeak OP LLC
02/15/2035 5.375% 100,000 100,355
Highwoods Realty LP
01/15/2033 5.350% 250,000 247,376
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Host Hotels & Resorts LP
04/15/2035 5.500% 200,000 200,013
Invitation Homes Operating Partnership LP
01/15/2033 4.950% 100,000 98,375
Iron Mountain, Inc.
(b)
01/15/2033 6.250% 650,000 658,439
Kilroy Realty LP
01/15/2036 6.250% 350,000 350,193
Kite Realty Group LP
03/01/2034 5.500% 100,000 101,201
Millrose Properties, Inc.
(b)
08/01/2030 6.375% 350,000 354,520
NNN REIT, Inc.
06/15/2034 5.500% 100,000 101,678
Phillips Edison Grocery Center Operating Partnership I LP
01/15/2035 4.950% 100,000 97,114
RHP Hotel Properties LP/RHP Finance Corp.
(b)
04/01/2032 6.500% 400,000 410,604
SBA Communications Corp.
02/01/2029 3.125% 450,000 433,205
Ventas Realty LP
01/15/2035 5.000% 128,000 125,925
VICI Properties LP
04/01/2035 5.625% 300,000 301,111
Total 5,742,212
Retail 1.2%
1011778 BC ULC/New Red Finance, Inc.
(b)
06/15/2029 6.125% 300,000 305,250
Advance Auto Parts, Inc.
(b)
08/01/2030 7.000% 225,000 232,129
08/01/2033 7.375% 450,000 463,197
AutoZone, Inc.
02/01/2033 4.750% 100,000 98,676
Dollar General Corp.
07/05/2033 5.450% 210,000 213,976
EG Global Finance PLC
(b)
11/30/2028 12.000% 530,000 565,477
Ferguson Enterprises, Inc.
10/03/2034 5.000% 250,000 248,359
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co.,
Inc.
(b)
01/15/2029 4.625% 300,000 292,018
Lowe's Cos., Inc.
10/15/2032 4.500% 200,000 196,529

Portfolio of Investments
(continued)
Columbia Diversified Fixed Income Allocation ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
10/15/2035 4.850% 200,000 195,130
McDonald's Corp.
02/13/2036 5.000% 200,000 199,102
O'Reilly Automotive, Inc.
03/12/2036 5.100% 200,000 197,752
PetSmart LLC/PetSmart Finance Corp.
(b)
09/15/2032 7.500% 650,000 658,037
QXO Building Products, Inc.
(b)
04/30/2032 6.750% 750,000 765,097
Starbucks Corp.
02/15/2033 4.800% 50,000 49,981
Yum! Brands, Inc.
04/01/2032 5.375% 250,000 250,104
Total 4,930,814
Semiconductors 0.5%
Entegris, Inc.
(b)
06/15/2030 5.950% 440,000 445,589
Intel Corp.
05/15/2036 5.300% 500,000 498,023
Kioxia Holdings Corp.
(b)
07/24/2030 6.250% 250,000 257,582
07/24/2033 6.625% 550,000 574,623
Marvell Technology, Inc.
07/15/2035 5.450% 250,000 255,609
Micron Technology, Inc.
04/15/2032 2.703% 250,000 223,274
NXP BV/NXP Funding LLC/NXP USA, Inc.
08/19/2035 5.250% 150,000 149,979
Total 2,404,679
Shipbuilding 0.0%
Huntington Ingalls Industries, Inc.
01/15/2035 5.749% 59,000 61,046
1 1 1 1 61,046
Software 2.4%
Atlassian Corp.
05/15/2034 5.500% 100,000 97,599
Cloud Software Group, Inc.
(b)
03/31/2029 6.500% 1,142,000 1,112,079
06/30/2032 8.250% 650,000 617,348
CoreWeave, Inc.
(b)
06/01/2030 9.250% 750,000 759,378
02/01/2031 9.000% 500,000 496,983
10/01/2031 9.750% 400,000 402,478
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Fair Isaac Corp.
(b)
05/15/2033 6.000% 450,000 443,826
09/15/2034 6.250% 500,000 491,954
Fiserv, Inc.
08/21/2033 5.625% 400,000 405,098
MSCI, Inc.
09/01/2035 5.250% 100,000 98,202
03/15/2036 5.150% 300,000 290,332
OAK-Eagle Acquireco, Inc.
(b)
07/01/2033 7.250% 1,000,000 1,029,099
Oracle Corp.
09/26/2035 5.200% 425,000 395,666
02/04/2036 5.700% 1,025,000 984,015
Paychex, Inc.
04/15/2035 5.600% 400,000 400,493
ROBLOX Corp.
(b)
05/01/2030 3.875% 195,000 184,842
Roper Technologies, Inc.
10/15/2034 4.900% 300,000 290,143
Synopsys, Inc.
04/01/2035 5.150% 550,000 549,838
UKG, Inc.
(b)
02/01/2031 6.875% 900,000 875,542
Total 9,924,915
Telecommunications 4.0%
APLD ComputeCo 2 LLC
(b)
03/15/2031 6.750% 750,000 743,501
APLD ComputeCo LLC
(b)
12/15/2030 9.250% 800,000 859,353
AT&T, Inc.
10/30/2036 5.250% 500,000 493,786
Bell Telephone Co. of Canada or Bell Canada
(c)
5 yr. CMT + 2.390%
09/15/2055 6.875% 500,000 512,720
5 yr. CMT + 2.363%
09/15/2055 7.000% 170,000 176,455
Black Pearl Compute LLC
(b)
02/15/2031 6.125% 500,000 507,508
Cipher Compute LLC
(b)
11/15/2030 7.125% 700,000 725,912
Connect Finco SARL/Connect U.S. Finco LLC
(b)
09/15/2029 9.000% 610,000 644,022
Core Scientific Finance I LLC
(a),(b)
05/15/2031 7.750% 1,000,000 997,620

Portfolio of Investments
(continued)
Columbia Diversified Fixed Income Allocation ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Edged Compute LLC
(b)
04/30/2031 7.500% 500,000 490,289
Flash Compute LLC
(b)
12/31/2030 7.250% 450,000 459,029
Iliad Holding SAS
(b)
10/15/2028 7.000% 647,000 651,760
Level 3 Financing, Inc.
(b)
06/30/2033 6.875% 550,000 568,025
03/31/2034 7.000% 1,000,000 1,039,629
Meridian Arc Holdco LLC
(b)
04/30/2031 6.250% 1,750,000 1,750,193
Motorola Solutions, Inc.
04/15/2034 5.400% 250,000 252,925
Rogers Communications, Inc.
02/15/2034 5.300% 250,000 248,781
Rogers Communications, Inc.
(c)
5 yr. CMT + 2.653%
04/15/2055 7.000% 150,000 153,113
5 yr. CMT + 2.620%
04/15/2055 7.125% 500,000 516,238
SV RNO Property Owner 1 LLC
(b)
03/01/2031 5.875% 1,200,000 1,180,652
T-Mobile USA, Inc.
01/15/2033 5.200% 469,000 476,251
Uniti Services LLC
(b)
10/15/2033 7.500% 250,000 263,401
Verizon Communications, Inc.
02/15/2035 4.780% 400,000 388,121
04/02/2035 5.250% 250,000 250,043
Vmed O2 U.K. Financing I PLC
(b)
07/15/2031 4.750% 134,000 115,934
01/15/2033 6.750% 650,000 595,580
Vodafone Group PLC
(c)
5 yr. CMT + 2.767%
06/04/2081 4.125% 50,000 46,508
Windstream Services LLC/Windstream Escrow Finance Corp.
(b)
10/01/2031 8.250% 750,000 793,487
WULF Compute LLC
(b)
10/15/2030 7.750% 1,000,000 1,050,641
Zegona Finance PLC
(b)
07/15/2029 8.625% 260,000 272,533
Total 17,224,010
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Transportation 0.2%
Fedex Freight Holding Co., Inc.
(b)
03/15/2036 5.250% 250,000 243,290
Norfolk Southern Corp.
05/01/2035 5.100% 250,000 251,864
Rand Parent LLC
(b)
02/15/2030 8.500% 205,000 212,974
Total 708,128
Trucking & Leasing 0.0%
GATX Corp.
03/15/2034 6.050% 50,000 52,810
06/15/2035 5.500% 100,000 101,190
Total 154,000
Water 0.1%
American Water Capital Corp.
03/01/2035 5.250% 200,000 202,868
Essential Utilities, Inc.
01/15/2034 5.375% 250,000 254,135
Total 457,003
Total Corporate Bonds
(Cost $ 198,608,842 ) 199,335,998
1 1
Foreign Government Obligations
(d) ,(e)
25 .9%
Australia 0.8%
Australia Government Bonds
(b)
11/21/2031 1.000% AUD 587,000 345,504
11/21/2032 1.750% AUD 984,000 586,321
06/21/2035 2.750% AUD 3,550,000 2,137,320
Australia Government Bonds
05/21/2032 1.250% AUD 675,000 395,936
Total 3,465,081
Brazil 1.6%
Brazil Government International Bonds
03/15/2035 6.625% 3,125,000 3,239,339
05/22/2036 6.250% 2,950,000 2,937,412
Total 6,176,751
Canada 0.9%
Canada Government Bonds
12/01/2035 3.250% CAD 5,385,000 3,858,717
1 1 1 1 3,858,717
Colombia 0.7%
Colombia Government International Bonds
02/02/2034 7.500% 2,532,000 2,649,930

Portfolio of Investments
(continued)
Columbia Diversified Fixed Income Allocation ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Foreign Government Obligations
(d),(e)
(continued)
01/18/2041 6.125% 400,000 361,471
Total 3,011,401
Cote d'Ivoire 0.7%
Ivory Coast Government International Bonds
(b)
04/01/2036 8.075% 400,000 424,857
01/30/2037 8.250% 2,200,000 2,360,561
Total 2,785,418
Dominican Republic 0.9%
Dominican Republic International Bonds
(b)
09/23/2032 4.875% 1,172,000 1,106,959
03/15/2037 6.950% 2,600,000 2,712,677
Total 3,819,636
France 1.0%
French Republic Government Bonds OAT
(b)
05/25/2034 1.250% EUR 4,303,000 4,252,342
1 1 1 1 4,252,342
Germany 0.9%
Bundesrepublik Deutschland Bundesanleihe
(b)
02/15/2033 2.300% EUR 2,878,000 3,262,797
02/15/2034 2.200% EUR 506,000 564,072
Total 3,826,869
Guatemala 0.3%
Guatemala Government Bonds
(b)
06/13/2036 6.600% 850,000 907,776
02/06/2037 6.550% 500,000 533,922
Total 1,441,698
Hungary 0.8%
Hungary Government International Bonds
(b)
09/22/2031 2.125% 802,000 695,640
03/26/2036 5.500% 2,820,000 2,822,999
Total 3,518,639
India 0.4%
Export-Import Bank of India
(b)
01/13/2035 5.500% 1,500,000 1,533,847
1 1 1 1 1,533,847
Indonesia 1.3%
Indonesia Government International Bonds
(b)
10/12/2035 8.500% 250,000 309,494
01/17/2038 7.750% 2,290,000 2,754,663
Perusahaan Penerbit SBSN Indonesia III
(b)
06/06/2032 4.700% 1,800,000 1,788,761
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Foreign Government Obligations
(d),(e)
(continued)
07/23/2035 5.200% 400,000 398,798
Total 5,251,716
Italy 0.9%
Italy Buoni Poliennali Del Tesoro
(b)
02/01/2037 4.000% EUR 3,106,000 3,687,631
1 1 1 1 3,687,631
Japan 0.9%
Japan Government Ten Year Bonds
03/20/2032 0.200% JPY 17,000,000 97,595
09/20/2032 0.200% JPY 249,500,000 1,414,270
06/20/2033 0.400% JPY 409,000,000 2,306,229
Total 3,818,094
Kazakhstan 0.5%
Kazakhstan Government International Bonds
(b)
07/01/2032 5.000% 900,000 909,154
04/09/2035 4.714% 1,300,000 1,278,036
Total 2,187,190
Mexico 1.4%
Mexico Government International Bonds
05/07/2036 6.000% 2,558,000 2,570,715
05/13/2037 6.875% 2,735,000 2,890,905
Total 5,461,620
Morocco 0.4%
Morocco Government International Bonds
(b)
09/08/2033 6.500% 1,675,000 1,790,605
1 1 1 1 1,790,605
New Zealand 0.9%
New Zealand Government Bonds
05/15/2031 1.500% NZD 852,000 439,818
New Zealand Government Bonds
(b)
04/14/2033 3.500% NZD 5,691,000 3,159,013
Total 3,598,831
Norway 0.9%
Norway Government Bonds
(b)
05/18/2032 2.125% 4,350,000 411,464
08/15/2033 3.000% NOK 33,770,000 3,323,453
Total 3,734,917
Panama 0.9%
Panama Government International Bonds
09/29/2032 2.252% 800,000 676,408
02/14/2035 6.400% 2,750,000 2,937,865
Total 3,614,273

Portfolio of Investments
(continued)
Columbia Diversified Fixed Income Allocation ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Foreign Government Obligations
(d),(e)
(continued)
Paraguay 0.2%
Paraguay Government International Bonds
(b)
01/29/2033 2.739% 400,000 355,552
06/28/2033 3.849% 400,000 374,510
Total 730,062
Peru 0.8%
Peru Government International Bonds
01/15/2034 3.000% 2,684,000 2,319,257
03/30/2036 5.500% 1,124,000 1,134,746
Total 3,454,003
Philippines 0.6%
Philippines Government International Bonds
01/20/2040 3.950% 1,600,000 1,355,619
03/01/2041 3.700% 1,400,000 1,132,036
Total 2,487,655
Romania 0.7%
Romania Government International Bonds
(b)
01/30/2034 6.375% 2,000,000 2,020,943
03/24/2035 5.750% 1,000,000 961,779
Total 2,982,722
Serbia 0.5%
Serbia International Bonds
(b)
06/12/2034 6.000% 2,075,000 2,132,389
1 1 1 1 2,132,389
South Africa 0.7%
Republic of South Africa Government
International Bonds
(b)
11/19/2036 7.100% 1,300,000 1,360,256
12/11/2037 6.125% 1,700,000 1,620,229
Total 2,980,485
Sweden 0.9%
Sweden Government Bonds
(b)
05/12/2031 0.125% SEK 9,120,000 873,883
11/11/2033 1.750% SEK 22,210,000 2,247,759
05/11/2035 2.250% SEK 7,705,000 798,296
Total 3,919,938
Switzerland 0.9%
Swiss Confederation Government Bonds
(b)
04/08/2033 3.500% CHF 2,385,000 3,716,868
1 1 1 1 3,716,868
Turkey 1.1%
Turkiye Government International Bonds
01/03/2035 6.500% 2,350,000 2,265,512
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Foreign Government Obligations
(d),(e)
(continued)
01/14/2041 6.000% 2,650,000 2,271,064
Total 4,536,576
United Arab Emirates 0.7%
Finance Department Government of Sharjah
(b)
03/06/2036 6.125% 1,500,000 1,496,244
Sharjah Sukuk Program Ltd.
(b)
03/19/2034 6.092% 1,200,000 1,240,240
Total 2,736,484
United Kingdom 0.9%
U.K. Gilts
(b)
03/07/2035 4.500% GBP 2,000,000 2,630,674
10/22/2035 4.750% GBP 900,000 1,198,988
Total 3,829,662
Uruguay 0.8%
Uruguay Government International Bonds
10/28/2034 5.750% 2,080,000 2,185,126
02/14/2037 5.442% 1,200,000 1,237,521
Total 3,422,647
Total Foreign Government Obligations
(Cost $ 106,745,345 ) 107,764,767
1 1
Issuer Yield
Principal
Amount ($) Value ($)
Treasury Bills 13 .6%
United States 13.6%
U.S. Treasury Bills
05/28/2026 3.593% 10,000,000 9,973,220
06/04/2026 3.608% 10,000,000 9,966,063
07/30/2026 3.683% 10,000,000 9,910,304
08/06/2026 3.631% 17,000,000 16,835,739
09/24/2026 3.698% 10,000,000 9,853,914
Total 56,539,240
Total Treasury Bills
(Cost $ 56,542,033 ) 56,539,240
1 1

Portfolio of Investments
(continued)
Columbia Diversified Fixed Income Allocation ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Notes to Portfolio of Investments
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
U.S. Treasury Obligations 9 .8%
U.S. Treasury Bonds
05/15/2042 3.000% 3,960,000 3,129,637
08/15/2042 2.750% 8,106,000 6,146,627
08/15/2043 4.375% 410,000 383,542
11/15/2043 4.750% 1,000,000 979,063
02/15/2044 4.500% 1,970,000 1,865,959
11/15/2044 4.625% 250,000 239,727
02/15/2045 4.750% 720,000 701,100
05/15/2045 5.000% 3,880,000 3,895,762
08/15/2045 4.875% 80,000 79,038
11/15/2045 4.625% 75,000 71,684
02/15/2046 4.625% 500,000 477,500
08/15/2047 2.750% 1,050,000 735,492
08/15/2053 4.125% 500,000 433,047
02/15/2054 4.250% 2,332,000 2,062,727
08/15/2054 4.250% 480,000 424,650
11/15/2054 4.500% 1,868,000 1,723,522
02/15/2055 4.625% 150,000 141,281
05/15/2055 4.750% 5,200,000 4,999,312
08/15/2055 4.750% 1,790,000 1,722,036
11/15/2055 4.625% 1,060,000 999,547
02/15/2056 4.750% 1,000,000 962,813
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
U.S. Treasury Obligations (continued)
U.S. Treasury Notes
11/15/2033 4.500% 1,578,000 1,603,519
02/15/2034 4.000% 2,169,000 2,130,704
05/15/2034 4.375% 874,000 879,463
02/15/2035 4.625% 815,000 832,255
05/15/2035 4.250% 500,000 496,250
08/15/2035 4.250% 780,000 773,236
11/15/2035 4.000% 1,090,000 1,057,896
02/15/2036 4.125% 950,000 930,035
1 1 1 1 1
Total U.S. Treasury Obligations
(Cost $ 42,014,668 ) 40,877,424
1 1
Issuer . Shares . Value ($)
Money Market Funds 1 .1%
State Street Institutional U.S. Government
Money Market Fund, Premier Class, 3.596%
(f)
4,613,245 4,613,245
1 1 1
Total Money Market Funds
(Cost $ 4,613,245 ) 4,613,245
1 1
Total Investments in Securities
(Cost $ 471,013,813 ) 471,419,891
Other Assets & Liabilities, Net (54,611,947)
Net Assets 416,807,944
(a) Represents a security purchased on a when-issued basis.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2026, the total value of these securities amounted to $185,352,878, which represents 44.47% of total net assets.
(c) Variable rate security. The interest rate shown was the current rate as of April 30, 2026.
(d) Principal amounts are shown in United States Dollars unless otherwise noted.
(e) Principal and interest may not be guaranteed by a governmental entity.
(f) The rate shown is the seven-day current annualized yield at April 30, 2026.
Abbreviation Legend
CMT Constant Maturity Treasury
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
TBA To Be Announced
Currency Legend
AUD Australia Dollar
CAD Canada Dollar
CHF Swiss Franc
EUR Euro
JPY Japan Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona

Portfolio of Investments
(continued)
Columbia Diversified Fixed Income Allocation ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable
inputs
(including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.
However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/
or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The
Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The
Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2026:
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
USD US Dollar
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Agency Mortgage-Backed Securities — 62,289,217 — 62,289,217
Corporate Bonds — 199,335,998 — 199,335,998
Foreign Government Obligations — 107,764,767 — 107,764,767
Treasury Bills — 56,539,240 — 56,539,240
U.S. Treasury Obligations — 40,877,424 — 40,877,424
Money Market Funds 4,613,245 — — 4,613,245
Total Investments in Securities 4,613,245 466,806,646 — 471,419,891

Statement of Assets and Liabilities
Columbia Diversified Fixed Income Allocation ETF
April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Assets
Investments in securities, at value $ –
Unaffiliated issuers (cost $471,013,813) $ 471,419,891
Cash 726,321
Foreign currency (cost $143,893) 144,875
Receivable for: –
Investments sold 9,707,370
Investments sold on a delayed delivery basis 4,864,042
Dividends 17,293
Interest 5,068,819
Foreign tax reclaims 157,324
Total assets 492,105,935
Liabilities
Payable for: —
Investments purchased 9,580,460
Investments purchased on a delayed delivery basis 65,622,925
Investment management fees 94,606
Total liabilities 75,297,991
Net assets applicable to outstanding capital stock $ 416,807,944
Represented by:
Paid in capital
$ 519,141,870
Total distributable earnings (loss) (102,333,926)
Total - representing net assets applicable to outstanding capital stock $ 416,807,944
Net assets
$ 416,807,944
Shares outstanding
22,850,000
Net asset value per share
$ 18.24

Statement of Operations
Columbia Diversified Fixed Income Allocation ETF
Six Months Ended April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Net investment income
Income:
Dividends - unaffiliated issuers $ 328,699
Interest 10,986,593
Total income 11,315,292
Expenses:
Investment management fees 594,798
Overdraft fees 9,996
Total expenses 604,794
Total net expenses 604,794
Net investment income 10,710,498
Realized and unrealized gain (loss) - net
Net realized gain (loss) on: –
Investments - unaffiliated issuers (943,441)
In-kind transactions 1,244,059
Foreign currency translations 2,256
Net realized gain 302,874
Net change in unrealized appreciation (depreciation) on: –
Investments - unaffiliated issuers (5,514,378)
Foreign currency translations 12,406
Net change in unrealized depreciation (5,501,972)
Net realized and unrealized loss (5,199,098)
Net increase in net assets resulting from operations 5,511,400

Statement of Changes in Net Assets
Columbia Diversified Fixed Income Allocation ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
Operations – –
Net investment income $ 10,710,498 $ 18,024,326
Net realized gain (loss) 302,874 (7,078,001)
Net change in unrealized appreciation (depreciation) (5,501,972) 17,433,469
Net increase in net assets resulting from operations 5,511,400 28,379,794
Distributions to Shareholders – –
Net investment income and net realized gains (10,346,709) (17,982,099)
Total distributions to shareholders (10,346,709) (17,982,099)
Increase in net assets from capital stock activity 6,780,732 22,977,978
Total increase in net assets 1,945,423 33,375,673
Net Assets: – –
Net assets at beginning of period 414,862,521 381,486,848
Net assets at end of period $ 416,807,944 $ 414,862,521
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
Shares
Dollars ($)
Shares
Dollars ($)
Capital stock activity
Shares sold 3,350,000 61,421,498 5,350,000 96,750,304
Shares redeemed (3,000,000) (54,640,766) (4,150,000) (73,772,326)
Net increase 350,000 6,780,732 1,200,000 22,977,978

Financial Highlights
Columbia Diversified Fixed Income Allocation ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

The following table is intended to help you understand the Fund’s financial performance. Per share net investment income
(loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager, if applicable. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Per share data
Net asset value, beginning of period $ 18 .44 $ 17 .91 $ 16 .50 $ 16 .80 $ 21 .29 $ 21 .36
Income (loss) from investment operations:
Net investment income 0 .46 0 .87 0 .81 0 .68 0 .54 0 .50
Net realized and unrealized gain (loss) ( 0 .22 ) 0 .53 1 .40 ( 0 .30 )
(a)
( 4 .48 ) ( 0 .04 )
Total from investment operations 0 .24 1 .40 2 .21 0 .38 ( 3 .94 ) 0 .46
Less distributions to shareholders from:
Net investment income ( 0 .44 ) ( 0 .87 ) ( 0 .80 ) ( 0 .68 ) ( 0 .55 ) ( 0 .53 )
Total distributions to shareholders ( 0 .44 ) ( 0 .87 ) ( 0 .80 ) ( 0 .68 ) ( 0 .55 ) ( 0 .53 )
Net asset value, end of period $ 18 .24 $ 18 .44 $ 17 .91 $ 16 .50 $ 16 .80 $ 21 .29
Total Return at NAV 1 .32% 8 .05% 13 .54% 2 .10% ( 18 .80 ) % 21 .60%
Ratios to average net assets
Total gross expenses
(b)
0 .28%
(c)
0 .28% 0 .28% 0 .28%
(d)
0 .28%
(d)
0 .28%
Total net expenses
(b) ,(e)
0 .28%
(c)
0 .28% 0 .28% 0 .28%
(d)
0 .28%
(d)
0 .28%
Net investment income 5 .04% 4 .83% 4 .56% 3 .86% 2 .78% 2 .34%
Supplemental data
Net assets, end of period (in thousands) $ 416,808 $ 414,863 $ 381,487 $ 347,320 $ 572,031 $ 1,215,511
Portfolio turnover 109% 199% 187% 184% 198% 171%
Notes to Financial Highlights
(a) Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the
Statement of Operations due to timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(c) Ratios include less than 0.01% attributed to fees outside the unitary fee (as defined in Note 3).
(d) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the unitary fee (as defined in Note 3).
(e) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

Portfolio of Investments
Columbia International Equity Income ETF, April 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer . Shares . Value ($)
Common Stocks 98 .7%
Australia 9.0%
BHP Group Ltd. 100,250 3,871,856
Computershare Ltd. 15,687 340,375
Evolution Mining Ltd. 60,866 520,739
Fortescue Ltd. 82,196 1,161,213
JB Hi-Fi Ltd. 3,278 181,420
Origin Energy Ltd. 51,760 450,276
Qantas Airways Ltd. 45,325 274,052
SEEK Ltd. 10,394 103,423
Sonic Healthcare Ltd. 13,844 196,774
TPG Telecom Ltd. 9,574 28,841
Total 7,128,969
Austria 0.4%
Raiffeisen Bank International AG 4,239 230,726
Strabag SE, Class BR 505 53,256
Total 283,982
Belgium 2.7%
Ackermans & van Haaren NV 657 215,948
Anheuser-Busch InBev SA 25,666 1,938,922
Total 2,154,870
China 0.4%
Chow Tai Fook Jewellery Group Ltd. 47,976 65,101
Yangzijiang Shipbuilding Holdings Ltd. 81,258 274,997
Total 340,098
France 9.6%
Bouygues SA 5,805 342,384
Capgemini SE 5,102 616,445
TotalEnergies SE 47,440 4,412,446
Vinci SA 15,133 2,281,101
Total 7,652,376
Germany 13.7%
Continental AG
(a)
3,276 246,638
Deutsche Post AG 27,752 1,640,094
Deutsche Telekom AG 94,762 3,064,695
Fresenius Medical Care AG 6,084 275,553
Fresenius SE & Co. KGaA 12,451 602,483
Hannover Rueck SE 1,820 549,963
Issuer . Shares . Value ($)
Common Stocks (continued)
Heidelberg Materials AG 3,701 817,713
Mercedes-Benz Group AG 23,444 1,363,636
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen 3,961 2,373,406
Total 10,934,181
Hong Kong 0.4%
WH Group Ltd.
(b)
236,389 287,273
Indonesia 0.5%
Jardine Matheson Holdings Ltd. 5,926 402,316
Israel 1.3%
Bank Hapoalim BM 39,385 1,054,082
Italy 4.1%
UniCredit SpA 42,044 3,236,358
Japan 28.2%
Asahi Group Holdings Ltd. 42,992 424,694
BayCurrent, Inc. 4,190 135,295
Bridgestone Corp. 30,640 638,395
Chubu Electric Power Co., Inc. 19,932 342,217
Daiichi Life Group, Inc. 103,894 954,707
Daito Trust Construction Co. Ltd. 8,726 195,897
Daiwa House Industry Co. Ltd. 15,715 480,160
Electric Power Development Co. Ltd. 3,974 97,762
Hikari Tsushin, Inc. 499 121,004
Hoya Corp. 10,170 1,888,561
Inpex Corp. 25,729 681,378
Japan Airlines Co. Ltd. 12,447 194,920
Kansai Electric Power Co., Inc. 27,814 444,707
Kansai Paint Co. Ltd. 4,166 62,275
Kawasaki Kisen Kaisha Ltd. 17,189 281,081
KDDI Corp. 85,541 1,409,716
Keyence Corp. 5,620 2,557,073
Makita Corp. 6,500 243,400
Nexon Co. Ltd. 8,858 149,372
Nippon Express Holdings, Inc. 5,782 151,316
Nippon Yusen KK 11,399 412,373
Niterra Co. Ltd. 4,448 238,742
Nomura Real Estate Holdings, Inc. 15,814 102,631

Portfolio of Investments
(continued)
Columbia International Equity Income ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Notes to Portfolio of Investments
Issuer . Shares . Value ($)
Common Stocks (continued)
Nomura Research Institute Ltd. 11,744 310,415
Oracle Corp. Japan 1,061 58,526
Otsuka Holdings Co. Ltd. 12,838 933,941
Persol Holdings Co. Ltd. 53,244 79,405
Sanwa Holdings Corp. 5,256 119,707
Seven & i Holdings Co. Ltd. 55,980 668,380
Shimamura Co. Ltd. 1,238 25,865
Shionogi & Co. Ltd. 21,163 428,108
Stanley Electric Co. Ltd. 1,862 36,276
Subaru Corp. 15,788 236,712
Sumitomo Corp. 32,733 1,219,877
Sumitomo Realty & Development Co. Ltd. 17,508 541,089
Sumitomo Rubber Industries Ltd. 5,284 68,096
Takeda Pharmaceutical Co. Ltd. 46,933 1,578,360
TIS, Inc. 6,190 134,975
Tohoku Electric Power Co., Inc. 13,816 95,968
Tokio Marine Holdings, Inc. 51,333 2,359,212
Tokyo Gas Co. Ltd. 8,502 361,880
Tokyu Fudosan Holdings Corp. 16,579 141,504
Toyota Tsusho Corp. 18,660 726,490
Yokogawa Electric Corp. 6,454 224,997
Total 22,557,459
Netherlands 2.3%
Koninklijke Ahold Delhaize NV 27,009 1,267,950
Wolters Kluwer NV 6,759 526,620
Total 1,794,570
New Zealand 0.1%
a2 Milk Co. Ltd. 20,744 105,887
Singapore 3.9%
DBS Group Holdings Ltd. 61,036 2,803,665
Jardine Cycle & Carriage Ltd. 1,705 43,617
Sembcorp Industries Ltd. 26,380 137,746
UOL Group Ltd. 18,023 150,433
Total 3,135,461
Spain 0.2%
Naturgy Energy Group SA 5,438 170,831
Issuer . Shares . Value ($)
Common Stocks (continued)
Sweden 1.4%
Axfood AB 3,245 98,873
Swedbank AB, Class A 29,760 1,041,226
Total 1,140,099
Switzerland 1.1%
Schindler Holding AG 613 205,365
Swisscom AG 771 652,154
Total 857,519
United Kingdom 12.4%
3i Group PLC 30,064 1,046,641
CK Hutchison Holdings Ltd. 80,352 667,228
GSK PLC 119,718 3,137,262
Imperial Brands PLC 18,175 691,766
Intertek Group PLC 4,535 291,912
J Sainsbury PLC 52,393 234,087
NatWest Group PLC 236,401 1,879,860
Next PLC 3,225 567,288
Standard Chartered PLC 53,852 1,363,138
Total 9,879,182
United States 7.0%
Holcim AG 14,619 1,354,882
Shell PLC 92,550 4,182,832
Total 5,537,714
Total Common Stocks
(Cost $ 76,246,429 ) 78,653,227
1 1
Money Market Funds 0 .6%
Goldman Sachs Financial Square Funds -
Treasury Instruments Fund, Institutional Class,
3.519%
(c)
458,604 458,604
1 1 1
Total Money Market Funds
(Cost $ 458,604 ) 458,604
1 1
Total Investments in Securities
(Cost $ 76,705,033 )
79,111,831
Other Assets & Liabilities, Net 540,764
Net Assets 79,652,595
(a) Non-income producing investment.

Portfolio of Investments
(continued)
Columbia International Equity Income ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.
However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/
or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The
Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The
Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2026:
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2026, the total value of these securities amounted to $287,273, which represents 0.36% of total net assets.
(c) The rate shown is the seven-day current annualized yield at April 30, 2026.
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Australia 7,128,969 — — 7,128,969
Austria 283,982 — — 283,982
Belgium 2,154,870 — — 2,154,870
China 340,098 — — 340,098
France 7,652,376 — — 7,652,376
Germany 10,934,181 — — 10,934,181
Hong Kong 287,273 — — 287,273
Indonesia 402,316 — — 402,316
Israel 1,054,082 — — 1,054,082
Italy 3,236,358 — — 3,236,358
Japan 22,557,459 — — 22,557,459
Netherlands 1,794,570 — — 1,794,570
New Zealand 105,887 — — 105,887
Singapore 3,135,461 — — 3,135,461

Portfolio of Investments
(continued)
Columbia International Equity Income ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

See the Portfolio of Investments for all investment classifications not indicated in the table.
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Spain 170,831 — — 170,831
Sweden 1,140,099 — — 1,140,099
Switzerland 857,519 — — 857,519
United Kingdom 9,879,182 — — 9,879,182
United States 5,537,714 — — 5,537,714
Total Common Stocks 78,653,227 — — 78,653,227
Money Market Funds 458,604 — — 458,604
Total Investments in Securities 79,111,831 — — 79,111,831
Fair value measurements (continued)

Statement of Assets and Liabilities
Columbia International Equity Income ETF
April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Assets
Investments in securities, at value $ –
Unaffiliated issuers (cost $76,705,033) $ 79,111,831
Foreign currency (cost $11,032) 11,061
Receivable for: –
Dividends 435,618
Foreign tax reclaims 124,588
Total assets 79,683,098
Liabilities
Payable for: —
Investment management fees 30,503
Total liabilities 30,503
Net assets applicable to outstanding capital stock $ 79,652,595
Represented by:
Paid in capital
$ 69,894,827
Total distributable earnings (loss) 9,757,768
Total - representing net assets applicable to outstanding capital stock $ 79,652,595
Net assets
$ 79,652,595
Shares outstanding
2,000,000
Net asset value per share
$ 39.83

Statement of Operations
Columbia International Equity Income ETF
Six Months Ended April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Net investment income
Income:
Dividends - unaffiliated issuers $ 1,566,923
Foreign taxes withheld (143,963)
Total income 1,422,960
Expenses:
Investment management fees 140,903
Total expenses 140,903
Total net expenses 140,903
Net investment income 1,282,057
Realized and unrealized gain (loss) - net
Net realized gain (loss) on: –
Investments - unaffiliated issuers 5,480,081
In-kind transactions 899,603
Foreign currency translations (50,986)
Net realized gain 6,328,698
Net change in unrealized appreciation (depreciation) on: –
Investments - unaffiliated issuers (1,099,277)
Foreign currency translations 13,652
Net change in unrealized depreciation (1,085,625)
Net realized and unrealized gain 5,243,073
Net increase in net assets resulting from operations 6,525,130

Statement of Changes in Net Assets
Columbia International Equity Income ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
Operations – –
Net investment income $ 1,282,057 $ 1,063,181
Net realized gain 6,328,698 4,815,257
Net change in unrealized appreciation (depreciation) (1,085,625) 3,314,491
Net increase in net assets resulting from operations 6,525,130 9,192,929
Distributions to Shareholders – –
Net investment income and net realized gains (4,101,553) (1,191,239)
Total distributions to shareholders (4,101,553) (1,191,239)
Increase in net assets from capital stock activity 33,623,025 9,449,603
Total increase in net assets 36,046,602 17,451,293
Net Assets: – –
Net assets at beginning of period 43,605,993 26,154,700
Net assets at end of period $ 79,652,595 $ 43,605,993
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
Shares
Dollars ($)
Shares
Dollars ($)
Capital stock activity
Shares sold 1,000,000 39,643,131 550,000 18,573,949
Shares redeemed (150,000) (6,020,106) (250,000) (9,124,346)
Net increase 850,000 33,623,025 300,000 9,449,603

Financial Highlights
Columbia International Equity Income ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

The following table is intended to help you understand the Fund’s financial performance. Per share net investment income
(loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager, if applicable. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Per share data
Net asset value, beginning of period $ 37 .92 $ 30 .77 $ 25 .72 $ 21 .99 $ 26 .94 $ 21 .08
Income (loss) from investment operations:
Net investment income 0 .79 1 .01 0 .85 0 .82 0 .90 0 .82
Net realized and unrealized gain (loss) 4 .22 7 .34 4 .84 3 .73 ( 4 .85 ) 5 .83
Total from investment operations 5 .01 8 .35 5 .69 4 .55 ( 3 .95 ) 6 .65
Less distributions to shareholders from:
Net investment income ( 0 .45 ) ( 0 .84 ) ( 0 .64 ) ( 0 .82 ) ( 1 .00 ) ( 0 .79 )
Net realized gains ( 2 .65 ) ( 0 .36 ) — — — —
Total distributions to shareholders ( 3 .10 ) ( 1 .20 ) ( 0 .64 ) ( 0 .82 ) ( 1 .00 ) ( 0 .79 )
Net asset value, end of period $ 39 .83 $ 37 .92 $ 30 .77 $ 25 .72 $ 21 .99 $ 26 .94
Total Return at NAV 13 .93% 27 .87% 22 .26% 20 .70% ( 14 .97 ) % 31 .60%
Ratios to average net assets
Total gross expenses
(a)
0 .45% 0 .45% 0 .46%
(b)
0 .45%
(c)
0 .45% 0 .45%
(c)
Total net expenses
(a) ,(d)
0 .45% 0 .45% 0 .46%
(b)
0 .45%
(c)
0 .45% 0 .45%
(c)
Net investment income 4 .09% 3 .01% 2 .81% 3 .14% 3 .60% 3 .07%
Supplemental data
Net assets, end of period (in thousands) $ 79,653 $ 43,606 $ 26,155 $ 6,430 $ 5,497 $ 5,389
Portfolio turnover 62% 139% 92% 156% 177% 90%
Notes to Financial Highlights
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b) The ratio includes 0.01% attributed to overdraft expense, which is outside the unitary fee (as defined in Note 3).
(c) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the unitary fee (as defined in Note 3).
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

Portfolio of Investments
Columbia Multi-Sector Municipal Income ETF, April 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds 98 .6%
Alabama 0.8%
Alabama Special Care Facilities Financing Authority-Birmingham
Refunding Revenue Bonds
Series A
06/01/2050
5.250% 755,000 799,006
Baldwin County Industrial Development Authority
(a),(b)
Revenue Bonds
Series A (Mandatory Put 06/01/2032)
06/01/2055
5.000% 1,000,000 1,021,656
Black Belt Energy Gas District
Revenue Bonds
Series F
12/01/2035
5.000% 2,000,000 2,117,574
Health Care Authority of the City of Huntsville
Revenue Bonds
Series B1
06/01/2036
5.000% 370,000 393,552
Hoover Industrial Development Board
Revenue Bonds
10/01/2049
5.750% 500,000 512,121
Total 4,843,909
Alaska 0.2%
Alaska Housing Finance Corp.
Refunding Revenue Bonds
Series A
06/01/2031
5.000% 1,000,000 1,097,435
Total 1,097,435
Arizona 1.4%
Arizona Industrial Development Authority
Revenue Bonds
Series A
02/01/2045
3.000% 1,000,000 813,058
Arizona Industrial Development Authority
(a)
Refunding Revenue Bonds
07/01/2047
6.000% 330,000 335,229
City of Phoenix Civic Improvement Corp.
Refunding Revenue Bonds
Series D
07/01/2036
5.000% 1,500,000 1,529,409
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Maricopa County Industrial Development Authority
Refunding Revenue Bonds
Series D
12/01/2041
5.000% 1,250,000 1,337,459
12/01/2045
5.000% 725,000 754,498
Maricopa County Industrial Development Authority
(a)
Revenue Bonds
10/15/2047
4.000% 1,000,000 861,896
Maricopa County Special Health Care District
General Obligation Unlimited
Series C
07/01/2031
5.000% 1,280,000 1,335,891
Series D
07/01/2032
5.000% 875,000 956,740
Sierra Vista Industrial Development Authority
(a)
Revenue Bonds
06/15/2044
5.000% 325,000 303,506
Total 8,227,686
Colorado 3.9%
City & County of Denver Airport System Revenue
Refunding Revenue Bonds
Series A
12/01/2030
5.000% 150,000 161,530
Revenue Bonds
Series A
11/15/2030
5.000% 2,930,000 3,166,730
11/15/2032
5.000% 950,000 1,043,812
11/15/2037
5.000% 1,000,000 1,072,645
City of Colorado Springs Utilities System Revenue
Refunding Revenue Bonds
Series A-1
11/15/2030
5.000% 850,000 878,534
Colorado Health Facilities Authority
Refunding Revenue Bonds
Series A
12/01/2034
5.000% 1,000,000 1,114,264
11/15/2038
4.000% 1,030,000 1,024,755
11/01/2039
4.000% 280,000 273,697
11/01/2039
5.000% 180,000 185,793

Portfolio of Investments
(continued)
Columbia Multi-Sector Municipal Income ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
12/01/2039
5.000% 1,000,000 1,073,925
11/15/2041
5.000% 250,000 266,407
11/15/2043
4.000% 790,000 759,462
11/01/2044
5.000% 700,000 712,424
11/15/2046
4.000% 715,000 667,548
Series A-1
08/01/2037
4.000% 370,000 374,802
08/01/2038
4.000% 500,000 496,996
08/01/2044
4.000% 1,190,000 1,086,529
Series A-2
08/01/2044
5.000% 1,200,000 1,224,802
08/01/2049
4.000% 500,000 429,675
Colorado State University Research Foundation
(a)
Revenue Bonds
Series A
03/01/2045
5.250% 1,000,000 1,001,446
E-470 Public Highway Authority
(c)
Revenue Bonds
Series A (NPFG)
09/01/2034
0.000% 140,000 104,661
State of Colorado
Certificate Participation
Series A
12/15/2029
5.000% 1,000,000 1,055,728
12/15/2031
5.000% 435,000 475,617
12/15/2033
5.000% 1,000,000 1,086,175
12/15/2036
4.000% 500,000 510,673
12/15/2037
3.000% 250,000 234,267
12/15/2038
4.000% 515,000 520,430
12/15/2039
4.000% 1,000,000 1,009,611
Series S
03/15/2046
4.000% 1,000,000 949,653
Total 22,962,591
Connecticut 1.8%
City of Hartford
Refunding Revenue Bonds
04/01/2029
5.000% 1,395,000 1,483,652
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Series F-1
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
11/15/2039
4.200% 1,000,000 1,006,683
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Series A
07/01/2039
3.000% 345,000 293,225
Connecticut State Health & Educational Facilities Authority
(a)
Revenue Bonds
Series A
09/01/2046
5.000% 500,000 495,150
State of Connecticut
Refunding General Obligation Unlimited
Series D
09/15/2030
5.000% 650,000 712,084
General Obligation Unlimited
Series A
03/15/2032
5.000% 500,000 560,527
Series E
11/15/2032
5.000% 670,000 755,560
State of Connecticut Special Tax Revenue
Revenue Bonds
Series A
05/01/2037
4.000% 1,500,000 1,530,204
05/01/2038
4.000% 1,000,000 1,016,611
Series A-2
07/01/2037
5.000% 850,000 960,043
Series D
11/01/2039
4.000% 910,000 917,392
University of Connecticut
Revenue Bonds
Series A
11/15/2043
5.000% 650,000 666,526
Total 10,397,657
Delaware 0.2%
Delaware State Health Facilities Authority
Refunding Revenue Bonds
Series A
10/01/2045
5.000% 1,205,000 1,240,138
Total 1,240,138

Portfolio of Investments
(continued)
Columbia Multi-Sector Municipal Income ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
District of Columbia 0.9%
District of Columbia
Refunding General Obligation Unlimited
Series B
06/01/2029
5.000% 1,300,000 1,391,024
Refunding Revenue Bonds
04/01/2033
5.000% 470,000 475,380
General Obligation Unlimited
Series A
10/15/2032
5.000% 200,000 212,133
District of Columbia Housing Finance Agency
Revenue Bonds
Series B-2 (FHA)
09/01/2039
4.100% 810,000 805,191
Metropolitan Washington Airports Authority Aviation Revenue
Refunding Revenue Bonds
Series A
10/01/2045
5.250% 1,000,000 1,053,756
Metropolitan Washington Airports Authority Dulles Toll Road
Revenue
(c)
Revenue Bonds
10/01/2030
0.000% 130,000 114,311
Series A
10/01/2037
0.000% 2,500,000 1,457,027
Total 5,508,822
Florida 6.4%
Alachua County Health Facilities Authority
Refunding Revenue Bonds
Series B-1
12/01/2037
5.000% 285,000 295,723
Brevard County Health Facilities Authority
Refunding Revenue Bonds
Series A
04/01/2042
5.000% 1,500,000 1,568,854
Central Florida Expressway Authority
Revenue Bonds
Series B (AG)
07/01/2033
5.000% 1,000,000 1,133,388
City of South Miami Health Facilities Authority, Inc.
Refunding Revenue Bonds
08/15/2047
5.000% 1,000,000 1,007,557
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
City of Tallahassee Energy System Revenue
Refunding Revenue Bonds
10/01/2038
5.000% 1,000,000 1,117,246
City of Tampa
Revenue Bonds
Series B
07/01/2038
4.000% 175,000 171,539
07/01/2039
4.000% 500,000 486,540
07/01/2050
5.000% 935,000 938,970
County of Miami-Dade
Refunding General Obligation Unlimited
Series A
07/01/2034
5.000% 1,000,000 1,146,612
County of Miami-Dade Aviation Revenue
Refunding Revenue Bonds
Series A
10/01/2034
5.000% 1,000,000 1,108,045
10/01/2036
5.000% 3,000,000 3,294,793
County of Miami-Dade Seaport Department
Refunding Revenue Bonds
Series A
10/01/2052
5.250% 1,885,000 1,917,093
County of Miami-Dade Water & Sewer System Revenue
Refunding Revenue Bonds
Series B
10/01/2035
4.000% 550,000 554,476
County of Palm Beach
(a)
Revenue Bonds
Series A
10/01/2045
5.500% 1,000,000 1,017,797
Duval County Public Schools
Refunding Certificate Participation
Series A (AG)
07/01/2033
5.000% 515,000 576,926
Escambia County Health Facilities Authority
Refunding Revenue Bonds
Series A
08/15/2045
4.000% 600,000 531,075
08/15/2050
4.000% 1,000,000 846,997

Portfolio of Investments
(continued)
Columbia Multi-Sector Municipal Income ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Florida Development Finance Corp.
(a)
Refunding Revenue Bonds
Series A
06/01/2036
4.000% 400,000 379,557
06/01/2041
4.000% 200,000 169,826
Greater Orlando Aviation Authority
Revenue Bonds
11/01/2037
5.500% 1,000,000 1,061,160
Series A
10/01/2037
4.000% 1,400,000 1,396,191
10/01/2038
5.000% 400,000 414,853
Hillsborough County Industrial Development Authority
Refunding Revenue Bonds
Series C
11/15/2049
5.250% 2,000,000 2,118,968
JEA Electric System Revenue
Refunding Revenue Bonds
Series A
10/01/2034
5.000% 310,000 354,412
Series B
10/01/2036
4.000% 1,000,000 1,004,595
10/01/2037
4.000% 1,015,000 1,017,926
Marion County School Board
Certificate Participation
06/01/2038
5.000% 500,000 551,579
Martin County Health Facilities Authority
Refunding Revenue Bonds
Series A
01/01/2046
4.000% 845,000 789,824
Miami Beach Health Facilities Authority
Revenue Bonds
Series B
11/15/2046
4.000% 1,000,000 891,518
Miami-Dade County Educational Facilities Authority
Refunding Revenue Bonds
Series A
04/01/2040
5.000% 1,000,000 1,100,627
Revenue Bonds
04/01/2041
5.000% 500,000 551,661
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Miami-Dade County Industrial Development Authority
(a),(b)
Revenue Bonds
Series A-1 (Mandatory Put 07/01/2036)
07/01/2065
5.375% 500,000 516,690
Palm Beach County Health Facilities Authority
Revenue Bonds
Series B
11/15/2042
5.000% 1,035,000 1,061,284
Palm Beach County School District
Certificate Participation
Series A
08/01/2038
5.000% 1,500,000 1,648,709
Polk County School District
Revenue Bonds
10/01/2033
5.000% 435,000 461,307
Sarasota County Public Hospital District
Revenue Bonds
07/01/2048
4.000% 1,000,000 882,466
School District of Broward County
Certificate Participation
Series A
07/01/2031
5.000% 1,010,000 1,087,560
07/01/2034
5.000% 250,000 266,903
Series B
07/01/2035
5.000% 1,350,000 1,476,391
South Broward Hospital District
Refunding Revenue Bonds
Series A
05/01/2039
3.500% 370,000 341,615
Revenue Bonds
05/01/2048
4.000% 1,000,000 929,956
Total 38,189,209
Georgia 2.5%
Augusta Water & Sewer Revenue
Refunding Revenue Bonds
Series A
10/01/2034
5.000% 1,010,000 1,137,345
City of Atlanta Airport Passenger Facility Charge
Revenue Bonds
Series D
07/01/2037
4.000% 1,000,000 996,325

Portfolio of Investments
(continued)
Columbia Multi-Sector Municipal Income ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
City of Atlanta Water & Wastewater Revenue
Revenue Bonds
11/01/2028
5.750% 1,000,000 1,076,391
11/01/2029
5.750% 1,500,000 1,656,840
Columbia County Hospital Authority
Revenue Bonds
Series A (AG)
04/01/2048
5.000% 875,000 904,742
County of Fulton Water & Sewerage Revenue
Refunding Revenue Bonds
01/01/2033
5.000% 1,350,000 1,530,380
Development Authority for Fulton County
Revenue Bonds
Series A
07/01/2049
4.000% 1,000,000 915,621
Gainesville & Hall County Hospital Authority
Refunding Revenue Bonds
Series A
02/15/2045
4.000% 1,140,000 1,069,032
Georgia State Road & Tollway Authority
Revenue Bonds
06/01/2032
5.000% 1,000,000 1,080,856
Griffin-Spalding County Hospital Authority
Revenue Bonds
Series A
04/01/2042
4.000% 1,000,000 991,828
Gwinnett County School District
Refunding General Obligation Unlimited
02/01/2033
5.000% 1,500,000 1,707,038
State of Georgia
Refunding General Obligation Unlimited
Series A
07/01/2032
5.000% 545,000 605,397
General Obligation Unlimited
Series A
07/01/2033
5.000% 1,000,000 1,123,398
Total 14,795,193
Hawaii 0.3%
City & County of Honolulu
General Obligation Unlimited
Series E
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
03/01/2030
5.000% 750,000 815,816
State of Hawaii
General Obligation Unlimited
Series FT
01/01/2031
5.000% 875,000 904,837
Total 1,720,653
Idaho 0.5%
Idaho Health Facilities Authority
Refunding Revenue Bonds
Series A
03/01/2044
5.000% 1,000,000 1,071,521
03/01/2050
5.250% 1,345,000 1,428,950
Idaho Housing & Finance Association
Revenue Bonds
Series A (FHLMC), (FNMA), (GNMA)
01/01/2039
4.050% 325,000 316,098
Total 2,816,569
Illinois 7.3%
Chicago Board of Education
Refunding General Obligation Unlimited
Series B
12/01/2036
4.000% 1,200,000 1,128,634
12/01/2040
5.000% 1,000,000 991,174
12/01/2041
4.000% 1,000,000 889,542
General Obligation Unlimited
Series A
12/01/2034
5.000% 1,000,000 1,023,039
12/01/2035
5.000% 250,000 254,148
12/01/2036
5.000% 300,000 302,667
12/01/2037
5.000% 600,000 603,374
12/01/2038
5.000% 1,800,000 1,801,487
12/01/2041
5.000% 250,000 244,539
12/01/2042
5.000% 200,000 194,141
12/01/2043
4.000% 1,500,000 1,267,244
12/01/2047
5.000% 2,000,000 1,816,053
12/01/2049
6.000% 1,000,000 1,025,097
12/01/2050
5.750% 1,000,000 992,791
12/01/2050
6.250% 1,000,000 1,048,113
Series C
12/01/2039
5.250% 875,000 867,797

Portfolio of Investments
(continued)
Columbia Multi-Sector Municipal Income ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Series D
12/01/2046
5.000% 1,000,000 920,865
Series H
12/01/2046
5.000% 1,000,000 920,865
Chicago Board of Education
(c)
General Obligation Unlimited
Series B-1 (NPFG)
12/01/2031
0.000% 220,000 181,052
Chicago Midway International Airport
Refunding Revenue Bonds
Series B (BAM)
01/01/2034
5.000% 1,000,000 1,112,968
01/01/2035
5.000% 250,000 277,025
Chicago O'Hare International Airport
Refunding Revenue Bonds
Series A
01/01/2036
4.000% 195,000 196,842
Series D
01/01/2037
5.000% 1,000,000 1,131,311
01/01/2038
5.000% 1,000,000 1,122,075
Revenue Bonds
Series B
01/01/2048
5.000% 2,250,000 2,276,958
City of Chicago Wastewater Transmission Revenue
Refunding Revenue Bonds
Series B (AG)
01/01/2030
5.000% 300,000 321,130
City of Chicago Waterworks Revenue
Refunding Revenue Bonds
Series B (AG)
11/01/2032
5.000% 785,000 868,498
Revenue Bonds
11/01/2030
5.000% 1,315,000 1,327,662
City of Springfield Electric Revenue
Refunding Revenue Bonds
03/01/2039
5.000% 1,500,000 1,638,290
Cook Kane Lake & McHenry Counties Community College District
No. 512
General Obligation Unlimited
12/15/2029
4.000% 470,000 481,164
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Illinois Finance Authority
Refunding Revenue Bonds
09/01/2038
5.000% 1,000,000 969,228
Series A
08/15/2037
4.000% 900,000 891,982
10/01/2037
3.000% 625,000 566,231
11/15/2037
4.125% 235,000 229,483
07/15/2040
3.000% 725,000 630,500
08/15/2040
5.000% 1,000,000 1,068,317
08/15/2041
4.000% 350,000 336,899
05/15/2047
4.125% 1,000,000 902,694
08/15/2047
5.000% 500,000 507,728
Revenue Bonds
07/01/2030
5.000% 710,000 772,329
Illinois Finance Authority
(a)
Revenue Bonds
Series A
08/01/2043
5.500% 500,000 520,590
Illinois Housing Development Authority
Refunding Revenue Bonds
Series K (FHLMC), (FNMA), (GNMA)
10/01/2038
4.950% 265,000 279,043
Illinois State Toll Highway Authority
Refunding Revenue Bonds
Series A
01/01/2036
5.000% 705,000 792,291
01/01/2038
5.000% 2,120,000 2,355,184
01/01/2039
5.000% 605,000 672,257
Metropolitan Pier & Exposition Authority
(c)
Refunding Revenue Bonds
Series A
06/15/2029
0.000% 535,000 486,037
12/15/2036
0.000% 750,000 494,525
Revenue Bonds
Series A (AG), (NPFG)
12/15/2029
0.000% 160,000 143,011
06/15/2030
0.000% 370,000 325,017
12/15/2032
0.000% 850,000 675,142
06/15/2036
0.000% 1,540,000 1,040,836
12/15/2036
0.000% 1,000,000 659,653

Portfolio of Investments
(continued)
Columbia Multi-Sector Municipal Income ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Series B
12/15/2041
0.000% 280,000 141,700
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
Series B
06/15/2042
5.000% 1,000,000 1,028,942
Will County Community High School District No. 210
Lincoln-Way
(c)
Refunding General Obligation Unlimited
Series B
01/01/2031
0.000% 300,000 258,939
Total 43,975,103
Indiana 0.8%
City of Anderson
Refunding Revenue Bonds
10/01/2042
6.000% 150,000 92,240
Indiana Finance Authority
Refunding Revenue Bonds
03/01/2049
4.250% 1,300,000 1,184,265
Series 1
10/01/2032
5.000% 1,000,000 1,106,046
Series A-1
11/15/2037
5.000% 1,250,000 1,398,370
Revenue Bonds
Series A
10/01/2041
5.000% 760,000 827,006
Total 4,607,927
Iowa 0.6%
Iowa Finance Authority
Refunding Revenue Bonds
Series E
08/15/2046
4.000% 1,000,000 919,674
Revenue Bonds
Series A
08/01/2034
5.000% 2,035,000 2,324,401
05/15/2043
5.000% 160,000 160,302
Total 3,404,377
Kentucky 1.3%
Kentucky State Property & Building Commission
Revenue Bonds
05/01/2036
5.000% 1,000,000 1,030,850
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Series A
09/01/2033
5.000% 1,000,000 1,128,799
10/01/2036
5.000% 1,225,000 1,381,807
11/01/2037
4.000% 1,185,000 1,191,257
09/01/2038
5.000% 1,000,000 1,125,566
09/01/2040
5.000% 1,000,000 1,112,820
10/01/2040
5.000% 500,000 553,832
Total 7,524,931
Louisiana 1.3%
East Baton Rouge Sewerage Commission
(b)
Refunding Revenue Bonds
Series A (Mandatory Put 02/01/2028)
02/01/2041
1.300% 725,000 687,312
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Series A
10/15/2036
5.000% 1,145,000 1,250,822
Revenue Bonds
09/01/2054
5.500% 1,000,000 1,016,021
New Orleans Aviation Board
Refunding Revenue Bonds
Series B
01/01/2040
5.250% 1,250,000 1,348,422
Parish of St. James
(a)
Revenue Bonds
Series 2010
07/01/2040
6.350% 1,000,000 1,082,785
State of Louisiana
General Obligation Unlimited
Series E
09/01/2030
5.000% 1,000,000 1,095,882
09/01/2033
5.000% 1,000,000 1,138,514
Total 7,619,758
Maine 0.6%
Maine Governmental Facilities Authority
Revenue Bonds
Series A
10/01/2037
4.000% 660,000 665,623
Maine Health & Higher Educational Facilities Authority
Revenue Bonds
Series A

Portfolio of Investments
(continued)
Columbia Multi-Sector Municipal Income ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
07/01/2043
5.000% 1,430,000 1,458,732
07/01/2045
4.000% 790,000 723,879
Series B
10/01/2038
5.000% 645,000 712,933
Total 3,561,167
Maryland 1.7%
County of Montgomery
Refunding General Obligation Unlimited
Series A
08/01/2030
5.000% 300,000 328,789
Series B
12/01/2032
5.000% 1,040,000 1,175,940
Maryland Community Development Administration
Refunding Revenue Bonds
Series C
09/01/2036
2.200% 350,000 288,586
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
07/01/2042
4.000% 650,000 633,659
Maryland Stadium Authority
Revenue Bonds
Series A (ST INTERCEPT)
05/01/2034
5.000% 565,000 582,600
State of Maryland
General Obligation Unlimited
Series A
03/01/2031
5.000% 415,000 458,481
03/15/2031
5.000% 640,000 698,019
08/01/2031
5.000% 465,000 498,227
03/01/2033
5.000% 1,000,000 1,098,190
06/01/2033
5.000% 1,090,000 1,240,801
06/01/2034
5.000% 1,000,000 1,152,302
Series FIRST
03/15/2032
5.000% 265,000 280,581
State of Maryland Department of Transportation
Revenue Bonds
Series A (AG)
08/01/2044
5.250% 1,400,000 1,503,866
Total 9,940,041
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Massachusetts 2.9%
Commonwealth of Massachusetts
Refunding General Obligation Limited
Series A
08/01/2030
5.500% 500,000 551,205
07/01/2034
5.000% 1,000,000 1,151,717
General Obligation Limited
Series A
05/01/2031
5.000% 915,000 1,015,473
Series D
11/01/2028
5.000% 1,000,000 1,058,928
Massachusetts Development Finance Agency
Refunding Revenue Bonds
10/01/2039
5.000% 1,425,000 1,560,431
07/01/2040
4.000% 200,000 177,751
07/01/2046
5.000% 1,000,000 990,462
Series A-2
07/01/2041
4.000% 1,500,000 1,485,961
Series D
07/01/2047
5.000% 1,715,000 1,797,466
Series L
07/01/2044
5.000% 1,000,000 1,003,311
Series W
07/01/2035
5.000% 1,000,000 1,159,792
Revenue Bonds
10/01/2038
5.000% 400,000 394,138
Series A
08/15/2041
5.250% 500,000 537,252
08/15/2044
5.250% 1,000,000 1,054,124
08/15/2045
5.250% 1,000,000 1,040,030
Series J2
07/01/2043
5.000% 850,000 863,324
Massachusetts Housing Finance Agency
Revenue Bonds
Series C-3
06/01/2030
3.150% 550,000 548,314
Massachusetts Water Resources Authority
Refunding Revenue Bonds
Series B (AG)
08/01/2032
5.250% 250,000 288,211

Portfolio of Investments
(continued)
Columbia Multi-Sector Municipal Income ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
University of Massachusetts Building Authority
Revenue Bonds
Series 1
11/01/2046
4.000% 500,000 477,804
Total 17,155,694
Michigan 2.6%
Advanced Technology Academy
Refunding Revenue Bonds
11/01/2044
5.000% 500,000 478,671
City of Detroit
General Obligation Unlimited
04/01/2035
5.000% 400,000 406,277
Series A
04/01/2046
5.000% 725,000 719,874
Great Lakes Water Authority Sewage Disposal System Revenue
Revenue Bonds
Series A
07/01/2033
5.000% 1,000,000 1,131,640
Great Lakes Water Authority Water Supply System Revenue
Refunding Revenue Bonds
Series A
07/01/2031
5.000% 1,500,000 1,659,124
07/01/2032
5.000% 1,000,000 1,121,317
Michigan Finance Authority
Refunding Revenue Bonds
11/15/2042
3.250% 150,000 123,826
Series A
12/01/2035
3.125% 455,000 429,210
04/15/2037
5.000% 335,000 361,445
12/01/2049
3.000% 1,350,000 949,839
Series B
10/01/2030
4.000% 1,000,000 1,002,829
Revenue Bonds
Series A
02/15/2044
4.000% 1,000,000 924,904
11/15/2048
5.000% 1,000,000 1,014,138
Michigan State Housing Development Authority
Refunding Revenue Bonds
Series B
12/01/2038
4.500% 1,000,000 1,019,862
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Revenue Bonds
Series A
06/01/2032
3.750% 1,730,000 1,764,415
State of Michigan Trunk Line Revenue
Revenue Bonds
11/15/2046
5.000% 2,000,000 2,108,996
Total 15,216,367
Minnesota 0.7%
City of Maple Grove
Refunding Revenue Bonds
05/01/2037
4.000% 210,000 203,827
City of Rochester
Revenue Bonds
11/15/2048
4.000% 760,000 736,103
City of Woodbury
Revenue Bonds
Series A
07/01/2065
6.000% 500,000 496,021
Minnesota Agricultural & Economic Development Board
Revenue Bonds
01/01/2047
5.250% 580,000 612,308
Minnesota Public Facilities Authority State Revolving Fund
Revenue Bonds
Series A
03/01/2033
5.000% 665,000 754,217
State of Minnesota
General Obligation Unlimited
Series A
08/01/2034
5.000% 1,250,000 1,443,504
Total 4,245,980
Missouri 1.4%
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
Series A
07/01/2046
4.000% 1,600,000 1,511,078
Revenue Bonds
Series A
05/15/2042
4.000% 950,000 927,192
Kansas City Industrial Development Authority
Revenue Bonds
Series A

Portfolio of Investments
(continued)
Columbia Multi-Sector Municipal Income ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
03/01/2036
4.000% 1,000,000 1,000,262
03/01/2037
4.000% 2,320,000 2,303,606
Series B
03/01/2039
5.000% 1,225,000 1,255,718
Lees Summit Industrial Development Authority
Refunding Revenue Bonds
Series A
08/15/2032
5.000% 150,000 152,924
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
12/01/2038
5.000% 365,000 405,792
Missouri State Environmental Improvement & Energy Resources
Authority
Refunding Revenue Bonds
Series C
09/01/2033
2.750% 1,000,000 922,220
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
09/01/2032
5.000% 100,000 101,030
Total 8,579,822
Nebraska 0.5%
Nebraska Investment Finance Authority
Revenue Bonds
Series A (FHLMC), (FNMA), (GNMA)
09/01/2035
2.350% 740,000 637,048
Series C (FHLMC), (FNMA), (GNMA)
09/01/2038
4.100% 1,000,000 991,315
Public Power Generation Agency
Refunding Revenue Bonds
Series A
01/01/2034
5.000% 1,000,000 1,127,471
Total 2,755,834
Nevada 0.2%
State of Nevada Department of Business & Industry
(a)
Revenue Bonds
Series A
12/15/2038
5.000% 1,000,000 1,000,048
Total 1,000,048
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
New Jersey 9.8%
New Jersey Economic Development Authority
Refunding Revenue Bonds
06/01/2037
5.000% 715,000 723,687
Series A
07/01/2031
3.125% 145,000 142,573
07/01/2034
4.000% 1,065,000 1,067,141
Revenue Bonds
06/15/2037
5.000% 1,000,000 1,050,605
06/15/2044
4.000% 1,000,000 975,934
Series A
11/01/2033
5.000% 1,565,000 1,667,392
11/01/2035
5.000% 400,000 422,946
11/01/2036
5.000% 675,000 738,074
Series QQQ
06/15/2034
4.000% 350,000 360,191
06/15/2037
4.000% 700,000 707,996
New Jersey Health Care Facilities Financing Authority
Refunding Revenue Bonds
10/01/2036
5.000% 1,325,000 1,361,514
10/01/2037
5.000% 1,105,000 1,136,372
Revenue Bonds
07/01/2035
4.000% 370,000 373,879
07/01/2044
4.000% 435,000 413,620
Series A
07/01/2045
4.000% 1,000,000 997,699
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Series B
10/01/2032
3.800% 660,000 659,643
Revenue Bonds
Series I
10/01/2037
4.250% 495,000 499,076
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Series A
06/15/2031
5.000% 470,000 517,854
06/15/2032
5.000% 1,000,000 1,115,427
12/15/2032
5.000% 2,215,000 2,324,637
06/15/2033
5.000% 2,000,000 2,219,689

Portfolio of Investments
(continued)
Columbia Multi-Sector Municipal Income ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
06/15/2036
5.000% 1,000,000 1,129,228
06/15/2037
5.000% 1,000,000 1,117,536
06/15/2039
5.250% 1,000,000 1,126,679
06/15/2040
4.250% 1,000,000 1,017,703
Series AA
06/15/2035
5.000% 2,000,000 2,212,807
06/15/2036
5.000% 945,000 1,031,258
Revenue Bonds
Series A
06/15/2040
4.000% 465,000 464,877
Series AA
06/15/2035
4.000% 400,000 408,771
06/15/2036
4.000% 2,390,000 2,423,631
06/15/2036
5.000% 500,000 568,726
06/15/2039
5.000% 1,000,000 1,116,239
06/15/2040
5.000% 1,500,000 1,671,193
Series BB
06/15/2037
4.000% 250,000 251,058
06/15/2039
3.250% 900,000 837,125
Series CC
06/15/2037
5.000% 725,000 809,240
06/15/2038
5.000% 1,705,000 1,889,234
New Jersey Transportation Trust Fund Authority
(c)
Revenue Bonds
Series A
12/15/2032
0.000% 1,540,000 1,233,482
12/15/2034
0.000% 945,000 695,916
12/15/2035
0.000% 165,000 116,978
12/15/2037
0.000% 2,000,000 1,302,262
12/15/2038
0.000% 3,595,000 2,223,288
12/15/2039
0.000% 3,000,000 1,756,859
Series C (AG)
12/15/2032
0.000% 2,205,000 1,787,370
12/15/2033
0.000% 1,705,000 1,328,820
12/15/2034
0.000% 1,250,000 933,943
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series A
01/01/2033
5.000% 1,000,000 1,127,442
Series G
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
01/01/2035
4.000% 1,000,000 1,011,027
01/01/2036
5.000% 2,205,000 2,290,973
Revenue Bonds
Series B
01/01/2031
5.000% 2,000,000 2,199,447
01/01/2034
5.000% 2,570,000 2,933,251
Total 58,492,312
New Mexico 0.2%
City of Santa Fe
Revenue Bonds
Series A
05/15/2044
5.000% 650,000 644,365
New Mexico Hospital Equipment Loan Council
Refunding Revenue Bonds
Series A
08/01/2046
5.000% 400,000 400,555
Total 1,044,920
New York 15.6%
Broome County Local Development Corp.
Refunding Revenue Bonds
04/01/2045
3.000% 200,000 154,313
Build NYC Resource Corp.
(a)
Revenue Bonds
Series A
10/15/2050
5.250% 1,000,000 963,108
City of New York
Refunding General Obligation Unlimited
Series A
08/01/2029
5.000% 1,000,000 1,070,990
Series B-1
11/01/2031
5.000% 800,000 870,987
Series C-1
08/01/2032
5.000% 1,130,000 1,217,295
General Obligation Unlimited
Series J-5
08/01/2028
5.000% 820,000 861,676
Series L-6
04/01/2031
5.000% 1,065,000 1,128,177
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Series A

Portfolio of Investments
(continued)
Columbia Multi-Sector Municipal Income ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
07/01/2045
5.000% 500,000 500,303
Long Island Power Authority
Refunding Revenue Bonds
Series A (AG)
09/01/2037
4.000% 1,000,000 1,051,068
Revenue Bonds
09/01/2034
5.000% 915,000 958,782
09/01/2035
5.000% 1,200,000 1,253,979
Series A
09/01/2037
4.000% 1,500,000 1,518,551
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series A
11/15/2034
5.000% 1,500,000 1,708,933
11/15/2035
5.000% 725,000 829,005
Series B
11/15/2033
5.000% 1,395,000 1,584,529
11/15/2034
5.000% 1,000,000 1,139,353
Series C-1
11/15/2031
5.000% 560,000 581,900
11/15/2035
4.000% 2,595,000 2,614,749
Series D
11/15/2032
5.000% 1,590,000 1,657,629
New York City Housing Development Corp.
(b)
Revenue Bonds
Series A-2 (Mandatory Put 02/01/2030)
11/01/2065
3.250% 750,000 752,833
New York City Housing Development Corp.
Refunding Revenue Bonds
Series D-1B (FHA)
11/01/2035
2.000% 370,000 307,017
Revenue Bonds
Series F-1A
11/01/2039
3.950% 1,500,000 1,452,800
New York City Municipal Water Finance Authority
Refunding Revenue Bonds
Series BB-2
06/15/2028
5.000% 1,000,000 1,051,034
Series CC-2
06/15/2033
5.000% 2,000,000 2,295,587
06/15/2035
5.000% 745,000 870,898
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Series DD
06/15/2031
5.000% 1,605,000 1,788,831
06/15/2033
5.000% 755,000 836,415
06/15/2034
5.000% 1,630,000 1,870,648
Series EE
06/15/2028
5.000% 775,000 814,906
06/15/2030
5.000% 630,000 690,305
Series FF
06/15/2034
5.000% 750,000 783,389
New York Liberty Development Corp.
Refunding Revenue Bonds
Series A
11/15/2032
2.100% 750,000 657,156
11/15/2035
2.400% 350,000 297,863
New York Power Authority
Revenue Bonds
Series A (AG)
11/15/2037
4.000% 305,000 313,654
New York State Dormitory Authority
Refunding Revenue Bonds
Series A
07/01/2035
4.000% 1,650,000 1,659,941
07/01/2036
5.000% 1,000,000 1,158,932
05/01/2038
5.000% 750,000 805,605
03/15/2048
5.250% 1,000,000 1,061,783
09/01/2050
4.000% 1,000,000 832,047
Revenue Bonds
11/01/2047
5.500% 500,000 520,523
Series 1
07/01/2033
2.000% 1,060,000 949,106
07/01/2038
4.000% 500,000 504,337
Series A
10/01/2031
3.000% 785,000 775,568
07/01/2033
5.000% 275,000 292,626
10/01/2033
5.000% 3,965,000 4,364,594
10/01/2034
4.000% 300,000 306,691
10/01/2034
5.000% 2,115,000 2,236,759
07/01/2035
4.000% 1,010,000 1,026,697
10/01/2035
5.000% 870,000 938,263
10/01/2037
5.000% 640,000 706,855

Portfolio of Investments
(continued)
Columbia Multi-Sector Municipal Income ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
10/01/2038
5.000% 1,225,000 1,344,679
07/01/2050
4.000% 1,000,000 882,885
New York State Environmental Facilities Corp.
Refunding Revenue Bonds
Series A
06/15/2032
5.000% 660,000 674,862
New York State Housing Finance Agency
(b)
Revenue Bonds
Series B-2 (Mandatory Put 05/01/2030) (SONYMA)
11/01/2055
3.000% 1,500,000 1,497,308
Series J-2 (Mandatory Put 05/01/2027) (HUD), (SONYMA)
11/01/2061
1.100% 700,000 680,850
New York State Thruway Authority
Refunding Revenue Bonds
Series A
01/01/2035
5.000% 1,000,000 1,153,466
Series O
01/01/2036
4.000% 250,000 258,574
01/01/2041
4.000% 1,000,000 1,000,828
Series Q
01/01/2031
5.000% 1,100,000 1,214,996
Revenue Bonds
Series B
01/01/2036
5.000% 630,000 666,826
01/01/2037
4.000% 645,000 664,397
01/01/2038
4.000% 150,000 153,981
New York Transportation Development Corp.
Refunding Revenue Bonds
08/01/2031
3.000% 250,000 239,724
08/01/2036
5.375% 1,975,000 2,050,600
Series C
12/01/2042
4.000% 160,000 154,197
Revenue Bonds
12/01/2031
5.000% 1,000,000 1,079,318
12/01/2032
5.000% 1,015,000 1,100,506
01/01/2034
5.000% 175,000 178,329
12/01/2034
5.000% 400,000 429,729
10/01/2035
5.000% 1,155,000 1,206,239
12/01/2036
5.000% 1,500,000 1,590,734
12/01/2038
5.000% 350,000 367,397
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
04/01/2040
5.625% 1,000,000 1,058,791
10/01/2040
5.000% 1,000,000 1,025,222
10/01/2045
4.375% 2,750,000 2,639,000
Oneida County Local Development Corp.
Refunding Revenue Bonds
Series A (AG)
12/01/2044
3.000% 355,000 272,999
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Series 205TH
11/15/2032
5.000% 500,000 516,326
Series 207
03/15/2030
4.000% 300,000 304,036
09/15/2031
5.000% 500,000 513,148
Series 222
07/15/2035
5.000% 1,140,000 1,232,062
07/15/2038
4.000% 1,000,000 1,018,696
Series 238
07/15/2034
5.000% 2,045,000 2,240,911
07/15/2036
5.000% 1,180,000 1,276,295
Series 244
07/15/2040
5.000% 515,000 575,112
Series 250
10/15/2039
5.000% 1,000,000 1,137,904
State of New York Mortgage Agency Homeowner Mortgage
Revenue
Refunding Revenue Bonds
Series 220
10/01/2034
2.400% 140,000 124,324
Series 233
04/01/2036
2.200% 835,000 713,808
Series 248 (SONYMA)
04/01/2031
4.000% 500,000 509,375
Revenue Bonds
Series 223
10/01/2034
2.650% 250,000 228,797
Series 239 (SONYMA)
10/01/2036
2.200% 560,000 468,992
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Series B

Portfolio of Investments
(continued)
Columbia Multi-Sector Municipal Income ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
11/15/2031
5.000% 880,000 988,394
11/15/2036
5.000% 1,000,000 1,018,758
11/15/2037
5.000% 510,000 518,810
11/15/2038
5.000% 1,500,000 1,525,903
Triborough Bridge & Tunnel Authority
(c)
Refunding Revenue Bonds
Series B
11/15/2032
0.000% 220,000 178,852
Total 93,265,930
North Carolina 0.5%
City of Charlotte Water & Sewer System Revenue
Refunding Revenue Bonds
Series A
07/01/2031
5.000% 805,000 895,338
North Carolina Housing Finance Agency
Refunding Revenue Bonds
Series 45 (FHLMC), (FNMA), (GNMA)
07/01/2035
2.000% 1,010,000 846,488
Revenue Bonds
Series 38-B
07/01/2037
3.850% 1,000,000 990,093
Series 50 (FHLMC), (FNMA), (GNMA)
07/01/2038
3.950% 515,000 512,688
Total 3,244,607
North Dakota 0.2%
City of Grand Forks
Refunding Revenue Bonds
12/01/2039
3.000% 1,000,000 892,251
Total 892,251
Ohio 3.0%
American Municipal Power, Inc.
Refunding Revenue Bonds
Series A
02/15/2036
4.000% 385,000 390,979
02/15/2037
4.000% 300,000 304,146
Series B
02/15/2035
5.000% 1,000,000 1,057,776
Series C
02/15/2033
5.000% 830,000 878,622
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
County of Allen Hospital Facilities Revenue
Refunding Revenue Bonds
Series A
08/01/2047
4.000% 1,000,000 884,947
County of Hamilton
Revenue Bonds
09/15/2050
5.000% 500,000 471,779
County of Lucas
Refunding Revenue Bonds
Series A
11/15/2048
5.250% 1,000,000 995,988
County of Montgomery
Refunding Revenue Bonds
08/01/2041
4.000% 635,000 618,093
Franklin County Convention Facilities Authority Hotel Project
Revenue
Revenue Bonds
12/01/2044
5.000% 200,000 198,435
Ohio Air Quality Development Authority
(a)
Revenue Bonds
07/01/2049
5.000% 2,000,000 1,807,689
Ohio Housing Finance Agency
Revenue Bonds
Series B (FHLMC), (FNMA), (GNMA)
09/01/2039
4.100% 255,000 252,557
Ohio Turnpike & Infrastructure Commission
Refunding Revenue Bonds
Series A
02/15/2039
5.000% 250,000 273,042
Ohio Water Development Authority
Revenue Bonds
12/01/2029
5.000% 1,170,000 1,258,365
Series A
06/01/2029
5.000% 1,545,000 1,645,241
Ohio Water Development Authority Water Pollution Control Loan
Fund
Revenue Bonds
12/01/2035
5.000% 1,250,000 1,447,021
Series A
06/01/2028
5.000% 1,000,000 1,027,254
Series C
12/01/2033
5.000% 2,235,000 2,546,048

Portfolio of Investments
(continued)
Columbia Multi-Sector Municipal Income ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Southeastern Ohio Port Authority
Refunding Revenue Bonds
12/01/2043
5.500% 135,000 130,744
State of Ohio
Unrefunded Revenue Bonds
01/01/2046
4.000% 545,000 507,102
Refunding General Obligation Limited
Series B
11/01/2033
5.000% 1,000,000 1,144,463
Refunding General Obligation Unlimited
Series B
09/15/2028
5.000% 195,000 205,951
Total 18,046,242
Oklahoma 0.7%
Grand River Dam Authority
Revenue Bonds
06/01/2039
5.000% 645,000 705,963
Oklahoma County Finance Authority
Revenue Bonds
09/01/2038
4.000% 1,000,000 1,005,914
Oklahoma Development Finance Authority
Revenue Bonds
Series B
08/15/2038
5.000% 500,000 505,929
08/15/2048
5.250% 890,000 873,761
Oklahoma Industries Authority
Revenue Bonds
04/01/2031
5.000% 1,000,000 1,095,653
Total 4,187,220
Oregon 0.9%
City of Portland Sewer System Revenue
Refunding Revenue Bonds
Series A
03/01/2032
5.000% 585,000 626,649
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Series A
08/15/2045
5.000% 700,000 714,745
08/15/2050
3.000% 1,000,000 708,617
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Oregon Health & Science University
Refunding Revenue Bonds
Series A
07/01/2041
4.000% 1,000,000 990,444
State of Oregon
General Obligation Unlimited
Series A
05/01/2034
5.000% 1,000,000 1,135,177
University of Oregon
Refunding Revenue Bonds
Series A
04/01/2036
5.000% 1,000,000 1,162,169
Total 5,337,801
Pennsylvania 6.0%
Allegheny County Hospital Development Authority
Refunding Revenue Bonds
Series A
07/15/2036
4.000% 820,000 823,568
07/15/2039
4.000% 1,000,000 969,749
04/01/2044
4.000% 1,280,000 1,200,854
Allentown Neighborhood Improvement Zone Development
Authority
(a)
Revenue Bonds
05/01/2042
5.000% 1,000,000 1,001,434
Chester County Health & Education Facilities Authority
Refunding Revenue Bonds
11/01/2032
4.250% 100,000 94,695
Revenue Bonds
Series A
09/01/2041
4.000% 440,000 421,304
City of Philadelphia Water & Wastewater Revenue
Revenue Bonds
Series C (AG)
09/01/2030
5.000% 875,000 956,943
Commonwealth of Pennsylvania
General Obligation Unlimited
Series FIRST
03/01/2035
4.000% 1,000,000 1,013,822
04/01/2035
5.000% 1,500,000 1,734,915
08/15/2035
5.000% 1,000,000 1,144,190

Portfolio of Investments
(continued)
Columbia Multi-Sector Municipal Income ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Cumberland County Municipal Authority
Revenue Bonds
11/01/2044
4.000% 1,000,000 924,178
Delaware Valley Regional Finance Authority
Revenue Bonds
07/01/2032
5.750% 100,000 114,949
Geisinger Authority
Refunding Revenue Bonds
Series A
04/01/2039
4.000% 1,500,000 1,477,620
Northampton County General Purpose Authority
Refunding Revenue Bonds
11/01/2034
4.000% 315,000 315,873
Series A-1 (AG)
08/15/2049
5.000% 1,000,000 1,031,044
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
03/15/2036
3.125% 905,000 853,998
Series B
03/15/2050
5.000% 965,000 988,461
Revenue Bonds
12/31/2032
5.000% 1,000,000 1,076,726
Pennsylvania Higher Educational Facilities Authority
Refunding Revenue Bonds
Series B
08/15/2042
4.000% 915,000 905,249
Series B-1
11/01/2039
5.250% 1,000,000 1,089,113
11/01/2048
4.250% 500,000 470,064
11/01/2048
5.250% 1,435,000 1,501,906
Series C
08/15/2041
3.000% 765,000 656,701
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 124B
10/01/2032
3.200% 500,000 498,580
Series 136
10/01/2036
2.070% 100,000 81,696
Revenue Bonds
Series 127B
10/01/2033
3.550% 1,360,000 1,312,004
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Series A
12/01/2033
5.000% 1,050,000 1,183,796
Series FIRST
06/01/2033
5.000% 545,000 613,486
12/01/2033
5.000% 475,000 533,463
06/01/2034
5.000% 1,000,000 1,132,135
12/01/2034
5.000% 1,000,000 1,120,726
12/01/2038
5.000% 480,000 535,513
Revenue Bonds
Series A
12/01/2043
4.000% 1,500,000 1,469,115
Philadelphia Authority for Industrial Development
Refunding Revenue Bonds
05/01/2042
4.000% 1,000,000 579,032
Revenue Bonds
Series A
07/01/2049
4.000% 1,000,000 912,882
07/01/2049
5.250% 1,000,000 1,066,873
Pittsburgh Water & Sewer Authority
Refunding Revenue Bonds
Series B (AG)
09/01/2031
5.000% 1,050,000 1,157,931
09/01/2033
5.000% 1,130,000 1,273,172
State Public School Building Authority
Refunding Revenue Bonds
Series A (AG), (ST AID WITHHLDG)
06/01/2033
5.000% 1,425,000 1,436,877
Total 35,674,637
Rhode Island 0.1%
Rhode Island Housing & Mortgage Finance Corp.
Revenue Bonds
Series 76-A
10/01/2036
2.350% 500,000 422,147
Total 422,147
South Carolina 1.7%
Piedmont Municipal Power Agency
(c)
Refunding Revenue Bonds
Series A-2 (AMBAC)

Portfolio of Investments
(continued)
Columbia Multi-Sector Municipal Income ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
01/01/2029
0.000% 120,000 109,176
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Series A
05/01/2043
5.000% 650,000 659,423
12/01/2044
4.000% 950,000 878,896
05/01/2048
5.000% 1,000,000 1,004,630
Revenue Bonds
02/01/2048
4.250% 1,000,000 924,801
Series A
11/01/2038
5.000% 1,000,000 1,093,349
11/01/2045
5.500% 815,000 894,034
11/01/2048
5.500% 455,000 489,612
South Carolina Public Service Authority
Refunding Revenue Bonds
Series B
12/01/2037
5.000% 930,000 936,534
12/01/2044
4.125% 1,000,000 973,653
Revenue Bonds
Series B
12/01/2038
4.000% 1,025,000 1,030,419
Spartanburg Regional Health Services District
Refunding Revenue Bonds
Series A
04/15/2043
4.000% 1,000,000 946,513
Total 9,941,040
South Dakota 0.1%
South Dakota Housing Development Authority
Refunding Revenue Bonds
Series B (FHLMC), (FNMA), (GNMA)
11/01/2032
3.400% 355,000 355,215
Total 355,215
Tennessee 0.5%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Series A-1
08/01/2036
4.000% 105,000 105,578
Metropolitan Government of Nashville & Davidson County Water
& Sewer Revenue
Refunding Revenue Bonds
07/01/2034
5.000% 1,000,000 1,151,639
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Tennessee Housing Development Agency
Refunding Revenue Bonds
07/01/2038
3.700% 2,000,000 1,957,821
Total 3,215,038
Texas 12.6%
Arlington Higher Education Finance Corp.
(a)
Revenue Bonds
06/15/2044
4.500% 1,130,000 1,031,086
06/15/2049
4.750% 250,000 222,501
Austin Convention Enterprises, Inc.
Refunding Revenue Bonds
Series B
01/01/2032
5.000% 250,000 251,323
Central Texas Turnpike System
Refunding Revenue Bonds
Series A
08/15/2038
5.000% 770,000 855,148
Series C
08/15/2035
5.000% 1,335,000 1,491,467
08/15/2037
5.000% 1,000,000 1,103,207
08/15/2038
5.000% 1,510,000 1,654,208
City of Austin Electric Utility Revenue
Refunding Revenue Bonds
11/15/2038
5.000% 445,000 490,849
City of Austin Water & Wastewater System Revenue
Refunding Revenue Bonds
11/15/2030
5.000% 1,500,000 1,517,192
11/15/2033
5.000% 1,000,000 1,138,343
City of Dallas
Refunding General Obligation Limited
Series A
02/15/2029
5.000% 1,000,000 1,062,120
Series B
02/15/2032
5.000% 1,000,000 1,112,254
City of Garland Electric Utility System Revenue
Refunding Revenue Bonds
03/01/2037
3.000% 300,000 278,255
City of Houston
General Obligation Limited
03/01/2031
5.000% 1,750,000 1,922,629
03/01/2033
5.000% 510,000 574,468

Portfolio of Investments
(continued)
Columbia Multi-Sector Municipal Income ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
City of Houston Airport System Revenue
Refunding Revenue Bonds
07/01/2029
5.000% 400,000 400,511
Series A (AG)
07/01/2031
5.000% 1,490,000 1,622,300
07/01/2032
5.000% 1,000,000 1,096,143
07/01/2053
4.500% 1,000,000 929,722
Revenue Bonds
Series B
07/15/2036
5.500% 1,500,000 1,606,985
07/15/2037
5.500% 500,000 535,152
Series B-1
07/15/2041
4.000% 1,450,000 1,337,256
City of Houston Combined Utility System Revenue
Refunding Revenue Bonds
Series A
11/15/2034
5.000% 1,000,000 1,138,292
City of San Antonio Electric & Gas Systems Revenue
Refunding Revenue Bonds
02/01/2036
5.000% 1,130,000 1,198,687
Series A
02/01/2039
5.000% 1,000,000 1,122,895
Series B
02/01/2031
5.000% 850,000 933,079
02/01/2032
4.000% 1,000,000 1,055,107
Revenue Bonds
Series A
02/01/2039
5.000% 2,000,000 2,213,813
02/01/2040
5.000% 1,385,000 1,527,894
Clear Creek Independent School District
Refunding General Obligation Unlimited
Series A (PSF-GTD)
02/15/2033
5.000% 1,000,000 1,127,028
Collin County Community College District
General Obligation Limited
Series A
08/15/2032
5.000% 700,000 747,470
08/15/2033
5.000% 490,000 521,137
County of Travis
General Obligation Limited
Series A
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
03/01/2032
5.000% 635,000 672,503
Cypress-Fairbanks Independent School District
Refunding General Obligation Unlimited
02/15/2033
5.000% 540,000 599,060
General Obligation Unlimited
Series A (PSF-GTD)
02/15/2033
3.000% 1,000,000 961,926
Dallas College
General Obligation Limited
02/15/2033
5.000% 1,455,000 1,491,832
Dallas County Hospital District
Refunding General Obligation Limited
08/15/2030
5.000% 280,000 293,106
Dallas Fort Worth International Airport
Refunding Revenue Bonds
11/01/2034
4.000% 1,255,000 1,294,435
Series A
11/01/2035
4.000% 1,350,000 1,380,329
Series B
11/01/2032
5.000% 1,000,000 1,120,968
Revenue Bonds
11/01/2039
5.000% 1,215,000 1,345,650
Series A-1
11/01/2036
5.000% 1,000,000 1,094,605
Harris County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Series B
07/01/2039
5.000% 1,250,000 1,365,821
Lower Colorado River Authority
Refunding Revenue Bonds
05/15/2033
5.000% 1,080,000 1,152,730
05/15/2040
5.000% 1,630,000 1,788,616
Revenue Bonds
Series A (AG)
05/15/2040
5.000% 250,000 274,437
Lower Colorado River Authority
(b)
Refunding Revenue Bonds
Series B (Mandatory Put 05/15/2032)
05/15/2045
5.000% 1,000,000 1,089,183

Portfolio of Investments
(continued)
Columbia Multi-Sector Municipal Income ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
New Hope Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
01/01/2040
5.250% 1,000,000 1,042,266
Series A
08/15/2040
4.000% 225,000 219,438
Revenue Bonds
Series A
08/15/2049
5.500% 2,000,000 2,180,435
North East Independent School District
Refunding General Obligation Unlimited
08/01/2033
5.000% 1,000,000 1,138,835
North Texas Municipal Water District Water System Revenue
Refunding Revenue Bonds
09/01/2035
5.000% 1,000,000 1,143,597
North Texas Tollway Authority
(c)
Refunding Revenue Bonds
Series D (AG)
01/01/2038
0.000% 2,000,000 1,277,212
North Texas Tollway Authority
Refunding Revenue Bonds
Series A
01/01/2037
4.000% 465,000 467,448
01/01/2039
5.000% 675,000 751,373
01/01/2040
4.125% 1,000,000 1,011,158
Series B
01/01/2032
5.000% 1,125,000 1,244,164
01/01/2034
5.000% 540,000 610,842
Northeast Higher Education Finance Corp.
Revenue Bonds
Series B
08/15/2040
5.000% 100,000 97,890
Round Rock Independent School District
Refunding General Obligation Unlimited
Series A (PSF-GTD)
08/01/2032
4.000% 535,000 551,020
State of Texas
Refunding General Obligation Unlimited
10/01/2029
5.000% 250,000 269,447
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
05/15/2037
5.000% 100,000 100,000
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
12/01/2043
5.000% 1,000,000 1,077,637
Revenue Bonds
10/01/2047
4.000% 485,000 445,583
Series B
07/01/2048
5.000% 1,250,000 1,269,300
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
Series A
12/31/2038
4.000% 1,530,000 1,508,205
06/30/2040
4.000% 1,000,000 966,649
Texas Water Development Board
Revenue Bonds
04/15/2033
5.000% 2,000,000 2,263,060
Series A
10/15/2031
5.000% 415,000 427,816
04/15/2032
5.000% 260,000 278,442
10/15/2033
4.000% 805,000 814,496
Series B
04/15/2029
5.000% 500,000 526,657
10/15/2033
4.000% 1,000,000 1,018,004
Trinity River Authority Central Regional Wastewater System
Revenue
Refunding Revenue Bonds
08/01/2028
5.000% 750,000 770,191
08/01/2030
5.000% 550,000 588,082
08/01/2031
3.000% 1,415,000 1,393,678
Total 75,196,647
Utah 1.5%
City of Salt Lake City Airport Revenue
Revenue Bonds
Series A
07/01/2030
5.000% 100,000 103,628
07/01/2035
5.000% 500,000 506,804
07/01/2037
5.000% 1,515,000 1,535,118
07/01/2039
5.250% 1,060,000 1,150,843
Intermountain Power Agency
Refunding Revenue Bonds
Series A
07/01/2029
5.000% 510,000 545,760
07/01/2035
5.000% 1,200,000 1,301,154
07/01/2037
5.000% 500,000 540,209

Portfolio of Investments
(continued)
Columbia Multi-Sector Municipal Income ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Revenue Bonds
Series A
07/01/2038
5.000% 1,355,000 1,472,915
07/01/2040
5.000% 1,000,000 1,073,942
Utah Charter School Finance Authority
(a)
Refunding Revenue Bonds
06/15/2040
5.000% 500,000 501,710
Total 8,732,083
Virginia 1.0%
Fairfax County Industrial Development Authority
Refunding Revenue Bonds
05/15/2042
4.000% 770,000 765,785
Henrico County Economic Development Authority
Refunding Revenue Bonds
Series A
11/01/2035
5.000% 1,000,000 1,139,217
11/01/2048
5.000% 1,000,000 1,028,272
Rockingham County Economic Development Authority
Refunding Revenue Bonds
Series A
11/01/2046
3.000% 1,000,000 783,491
Virginia Small Business Financing Authority
Revenue Bonds
01/01/2037
4.000% 250,000 247,140
01/01/2038
4.000% 1,770,000 1,739,978
Total 5,703,883
Washington 1.2%
County of King
Refunding General Obligation Limited
07/01/2030
4.000% 250,000 252,657
County of King Sewer Revenue
Refunding Revenue Bonds
Series A
01/01/2034
5.000% 1,225,000 1,399,600
State of Washington
Refunding General Obligation Unlimited
Series R-2018C
08/01/2031
5.000% 750,000 769,391
General Obligation Unlimited
Series A-1
08/01/2031
5.000% 1,000,000 1,110,356
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Series R-2022D
07/01/2029
4.000% 1,000,000 1,038,225
Washington Health Care Facilities Authority
Refunding Revenue Bonds
09/01/2045
4.000% 890,000 808,168
09/01/2045
5.000% 300,000 306,195
Series A
09/01/2050
5.250% 1,000,000 1,043,216
Series A-2
08/01/2038
5.000% 150,000 153,861
Washington State Convention Center Public Facilities District
Revenue Bonds
Series B
07/01/2032
4.000% 210,000 214,666
Washington State Housing Finance Commission
(a)
Revenue Bonds
Series A
01/01/2034
5.000% 100,000 101,425
Total 7,197,760
Wisconsin 2.0%
Public Finance Authority
Refunding Revenue Bonds
Series A
10/01/2039
3.375% 455,000 411,859
10/01/2044
5.000% 1,000,000 1,017,137
01/01/2045
4.000% 200,000 187,554
Public Finance Authority
(a)
Refunding Revenue Bonds
06/15/2036
5.000% 1,000,000 1,009,086
Revenue Bonds
07/01/2045
4.750% 500,000 457,991
State of Wisconsin
Refunding General Obligation Unlimited
Series 3
11/01/2028
5.000% 655,000 669,463
State of Wisconsin Environmental Improvement Fund Revenue
Revenue Bonds
Series A
06/01/2034
5.000% 1,000,000 1,144,469

Portfolio of Investments
(continued)
Columbia Multi-Sector Municipal Income ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Notes to Portfolio of Investments
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
08/15/2047
4.000% 1,200,000 1,069,189
Series A
04/01/2039
4.000% 1,450,000 1,403,848
Revenue Bonds
08/15/2041
4.000% 1,000,000 979,407
Series A
02/15/2046
3.500% 690,000 571,882
Series B
07/01/2033
4.250% 200,000 197,562
Wisconsin Housing & Economic Development Authority Home
Ownership Revenue
Revenue Bonds
Series A (FHLMC), (FNMA), (GNMA)
09/01/2035
4.125% 1,310,000 1,336,710
09/01/2037
3.750% 1,085,000 1,053,666
09/01/2038
4.375% 575,000 584,348
Total 12,094,171
Issuer Coupon Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Wyoming 0.2%
County of Campbell
Refunding Revenue Bonds
Series A
07/15/2039
3.625% 1,270,000 1,205,531
Total 1,205,531
Total Municipal Bonds
(Cost $ 585,933,427 ) 585,636,346
1 1
Issuer . Shares . Value ($)
Money Market Funds 0 .1%
BlackRock Liquidity Funds MuniCash,
Institutional Class, 3.370%
(d)
405,422 405,462
1 1 1
Total Money Market Funds
(Cost $ 405,462 ) 405,462
1 1
Total Investments in Securities
(Cost $ 586,338,889 )
586,041,808
Other Assets & Liabilities, Net 7,639,390
Net Assets 593,681,198
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2026, the total value of these securities amounted to $15,802,206, which represents 2.66% of total net assets.
(b) Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2026.
(c) Zero coupon bond.
(d) The rate shown is the seven-day current annualized yield at April 30, 2026.
Abbreviation Legend
AG Assured Guaranty Inc.
AMBAC American Municipal Bond Assurance Corporation
BAM Build America Mutual Assurance Co.
FHA Federal Housing Administration
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
HUD U.S. Department of Housing and Urban Development
NPFG National Public Finance Guarantee Corporation
PSF-GTD Permanent School Fund
SONYMA State of New York Mortgage Agency
ST AID
WITHHLDG State Aid Withholding
ST
INTERCEPT State Intercept

Portfolio of Investments
(continued)
Columbia Multi-Sector Municipal Income ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.
However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/
or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The
Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The
Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2026:
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Municipal Bonds — 585,636,346 — 585,636,346
Money Market Funds 405,462 — — 405,462
Total Investments in Securities 405,462 585,636,346 — 586,041,808

Statement of Assets and Liabilities
Columbia Multi-Sector Municipal Income ETF
April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Assets
Investments in securities, at value $ –
Unaffiliated issuers (cost $586,338,889) $ 586,041,808
Receivable for: –
Dividends 11,302
Interest 7,741,191
Total assets 593,794,301
Liabilities
Payable for: —
Investment management fees 113,103
Total liabilities 113,103
Net assets applicable to outstanding capital stock $ 593,681,198
Represented by:
Paid in capital
$ 602,202,868
Total distributable earnings (loss) (8,521,670)
Total - representing net assets applicable to outstanding capital stock $ 593,681,198
Net assets
$ 593,681,198
Shares outstanding
28,850,000
Net asset value per share
$ 20.58

Statement of Operations
Columbia Multi-Sector Municipal Income ETF
Six Months Ended April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Net investment income
Income:
Dividends - unaffiliated issuers $ 15,157
Interest 9,997,480
Total income 10,012,637
Expenses:
Investment management fees 633,856
Overdraft fees 203
Total expenses 634,059
Total net expenses 634,059
Net investment income 9,378,578
Realized and unrealized gain (loss) - net
Net realized loss on: –
Investments - unaffiliated issuers (316,766)
Net realized loss (316,766)
Net change in unrealized depreciation on: –
Investments - unaffiliated issuers (3,222,524)
Net change in unrealized depreciation (3,222,524)
Net realized and unrealized loss (3,539,290)
Net increase in net assets resulting from operations 5,839,288

Statement of Changes in Net Assets
Columbia Multi-Sector Municipal Income ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
Operations – –
Net investment income $ 9,378,578 $ 14,426,061
Net realized loss (316,766) (1,503,032)
Net change in unrealized appreciation (depreciation) (3,222,524) 7,904,532
Net increase in net assets resulting from operations 5,839,288 20,827,561
Distributions to Shareholders – –
Net investment income and net realized gains (9,187,211) (14,170,601)
Total distributions to shareholders (9,187,211) (14,170,601)
Increase in net assets from capital stock activity 92,729,201 89,843,834
Total increase in net assets 89,381,278 96,500,794
Net Assets: – –
Net assets at beginning of period 504,299,920 407,799,126
Net assets at end of period $ 593,681,198 $ 504,299,920
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
Shares
Dollars ($)
Shares
Dollars ($)
Capital stock activity
Shares sold 4,750,000 98,923,635 5,250,000 106,153,601
Shares redeemed (300,000) (6,194,434) (800,000) (16,309,767)
Net increase 4,450,000 92,729,201 4,450,000 89,843,834

Financial Highlights
Columbia Multi-Sector Municipal Income ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

The following table is intended to help you understand the Fund’s financial performance. Per share net investment income
(loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager, if applicable. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Per share data
Net asset value, beginning of period $ 20 .67 $ 20 .44 $ 19 .27 $ 19 .27 $ 22 .30 $ 21 .83
Income (loss) from investment operations:
Net investment income 0 .35 0 .67 0 .62 0 .51 0 .34 0 .37
Net realized and unrealized gain (loss) ( 0 .10 ) 0 .23 1 .16 ( 0 .02 ) ( 3 .03 ) 0 .52
Total from investment operations 0 .25 0 .90 1 .78 0 .49 ( 2 .69 ) 0 .89
Less distributions to shareholders from:
Net investment income ( 0 .34 ) ( 0 .67 ) ( 0 .61 ) ( 0 .49 ) ( 0 .32 ) ( 0 .38 )
Net realized gains — — — — ( 0 .02 ) ( 0 .04 )
Total distributions to shareholders ( 0 .34 ) ( 0 .67 ) ( 0 .61 ) ( 0 .49 ) ( 0 .34 ) ( 0 .42 )
Net asset value, end of period $ 20 .58 $ 20 .67 $ 20 .44 $ 19 .27 $ 19 .27 $ 22 .30
Total Return at NAV 1 .24% 4 .51% 9 .30% 2 .44% ( 12 .17 ) % 4 .11%
Ratios to average net assets
Total gross expenses
(a)
0 .23%
(b)
0 .23% 0 .23%
(c)
0 .23%
(c)
0 .23%
(c)
0 .23%
(c)
Total net expenses
(a) ,(d)
0 .23%
(b)
0 .23% 0 .23%
(c)
0 .23%
(c)
0 .23%
(c)
0 .23%
(c)
Net investment income 3 .40% 3 .33% 3 .03% 2 .53% 1 .63% 1 .65%
Supplemental data
Net assets, end of period (in thousands) $ 593,681 $ 504,300 $ 407,799 $ 343,881 $ 223,585 $ 141,619
Portfolio turnover 8% 21% 26% 11% 14% 6%
Notes to Financial Highlights
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b) Ratios include less than 0.01% attributed to fees outside the unitary fee (as defined in Note 3).
(c) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the unitary fee (as defined in Note 3).
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

Portfolio of Investments
Columbia Research Enhanced Core ETF, April 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer . Shares . Value ($)
Common Stocks 96 .4%
Communication Services 8.7%
Diversified Telecommunication Services
0.2%
Comcast Corp., Class A 380,991 10,301,997
GCI Liberty, Inc., Class A
(a)
329 11,469
GCI Liberty, Inc., Class C
(a)
3,391 116,142
Iridium Communications, Inc. 9,347 365,187
Total 10,794,795
Entertainment 0.6%
Electronic Arts, Inc. 25,946 5,250,692
Roku, Inc.
(a)
12,318 1,435,786
Spotify Technology SA
(a)
15,703 7,012,175
Walt Disney Co. 184,791 19,172,066
Total 32,870,719
Interactive Media & Services 7.8%
Alphabet, Inc., Class A 276,601 106,436,065
Alphabet, Inc., Class C 488,023 186,395,504
Match Group, Inc. 24,257 907,697
Meta Platforms, Inc., Class A 214,834 131,459,073
Pinterest, Inc., Class A
(a)
62,652 1,231,738
ZoomInfo Technologies, Inc.
(a)
30,347 189,669
Total 426,619,746
Media 0.1%
DoubleVerify Holdings, Inc.
(a)
13,821 152,307
Fox Corp., Class A 21,303 1,352,528
Fox Corp., Class B 15,067 859,120
New York Times Co., Class A 16,439 1,299,175
Versant Media Group, Inc. 15,248 612,817
Total 4,275,947
Total Communication Services 474,561,207
Consumer Discretionary 10.0%
Automobile Components 0.4%
Aptiv PLC
(a)
136,296 8,213,197
BorgWarner, Inc. 133,553 7,608,514
Lear Corp. 33,131 4,211,944
Versigent PLC
(a)
45,367 1,586,484
Total 21,620,139
Issuer . Shares . Value ($)
Common Stocks (continued)
Automobiles 1.3%
Ford Motor Co. 2,408,265 29,091,841
General Motors Co. 556,475 42,787,363
Total 71,879,204
Broadline Retail 1.0%
Coupang, Inc.
(a)
746,975 14,924,561
Dillard's, Inc., Class A 1,708 972,228
eBay, Inc. 281,305 29,109,441
Etsy, Inc.
(a)
57,660 3,709,844
Macy's, Inc. 163,083 3,188,273
Total 51,904,347
Diversified Consumer Services 0.1%
ADT, Inc. 312,013 2,349,458
Bright Horizons Family Solutions, Inc.
(a)
34,828 2,824,899
Grand Canyon Education, Inc.
(a)
17,058 2,883,996
Total 8,058,353
Hotels, Restaurants & Leisure 4.1%
Booking Holdings, Inc. 485,451 81,730,531
Boyd Gaming Corp. 35,410 3,078,900
Caesars Entertainment, Inc.
(a)
128,286 3,566,351
Carnival Corp. 708,077 18,771,121
Darden Restaurants, Inc. 70,498 14,139,079
Expedia Group, Inc. 73,237 18,189,874
Hilton Worldwide Holdings, Inc. 145,820 47,255,887
Las Vegas Sands Corp. 192,803 10,528,972
MGM Resorts International
(a)
123,951 4,826,652
Penn Entertainment, Inc.
(a)
87,887 1,534,507
Restaurant Brands International, Inc. 204,963 16,536,415
Travel & Leisure Co. 37,896 2,450,355
Wynn Resorts Ltd. 52,874 5,663,334
Total 228,271,978
Household Durables 1.1%
DR Horton, Inc. 167,255 25,733,854
NVR, Inc.
(a)
1,708 10,787,506
PulteGroup, Inc. 123,897 15,160,037
Toll Brothers, Inc. 60,612 8,615,390
Total 60,296,787

Portfolio of Investments
(continued)
Columbia Research Enhanced Core ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer . Shares . Value ($)
Common Stocks (continued)
Specialty Retail 1.3%
Bath & Body Works, Inc. 132,052 2,567,091
Best Buy Co., Inc. 119,005 7,198,612
Chewy, Inc., Class A
(a)
140,530 3,572,273
Five Below, Inc.
(a)
31,133 7,336,803
Ross Stores, Inc. 197,899 45,079,412
Wayfair, Inc., Class A
(a)
58,250 3,723,923
Total 69,478,114
Textiles, Apparel & Luxury Goods 0.7%
Crocs, Inc.
(a)
33,159 3,381,555
Deckers Outdoor Corp.
(a)
86,439 8,834,066
Ralph Lauren Corp. 22,577 8,097,015
Tapestry, Inc. 120,736 17,511,549
Total 37,824,185
Total Consumer Discretionary 549,333,107
Consumer Staples 4.9%
Beverages 0.2%
Boston Beer Co., Inc., Class A
(a)
2,872 680,779
Constellation Brands, Inc., Class A 47,838 7,490,474
Molson Coors Beverage Co., Class B 58,653 2,506,829
Total 10,678,082
Consumer Staples Distribution & Retail
1.0%
Albertsons Cos., Inc., Class A 128,090 2,158,317
Dollar General Corp. 62,303 7,219,672
Kroger Co. 209,581 14,266,179
Maplebear, Inc.
(a)
56,802 2,405,565
Sprouts Farmers Market, Inc.
(a)
33,189 2,716,520
Target Corp. 153,255 19,884,835
U.S. Foods Holding Corp.
(a)
78,911 7,377,389
Total 56,028,477
Food Products 0.7%
Archer-Daniels-Midland Co. 165,516 12,337,562
Conagra Brands, Inc. 163,745 2,349,741
Flowers Foods, Inc. 65,576 594,119
General Mills, Inc. 188,330 6,649,932
Kraft Heinz Co. 300,021 6,798,476
Pilgrim's Pride Corp. 13,917 460,653
Smithfield Foods, Inc. 15,311 402,373
Issuer . Shares . Value ($)
Common Stocks (continued)
Tyson Foods, Inc., Class A 94,275 6,040,199
Total 35,633,055
Household Products 2.2%
Procter & Gamble Co. 820,940 120,752,066
Personal Care Products 0.0%
BellRing Brands, Inc.
(a)
39,653 705,823
Tobacco 0.8%
Altria Group, Inc. 580,753 42,191,705
Total Consumer Staples 265,989,208
Energy 3.8%
Energy Equipment & Services 0.1%
TechnipFMC PLC 61,189 4,624,053
Weatherford International PLC 10,602 1,169,931
Total 5,793,984
Oil, Gas & Consumable Fuels 3.7%
APA Corp. 52,202 2,126,187
Chevron Corp. 287,520 55,580,491
Chord Energy Corp. 8,291 1,207,170
Devon Energy Corp. 91,590 4,704,978
Exxon Mobil Corp. 648,738 100,119,737
HF Sinclair Corp. 24,488 1,645,838
Marathon Petroleum Corp. 44,806 11,124,882
Phillips 66 60,636 10,862,939
Valero Energy Corp. 46,978 11,865,703
Total 199,237,925
Total Energy 205,031,909
Financials 12.9%
Banks 5.0%
Citigroup, Inc. 605,420 77,481,652
First Hawaiian, Inc. 43,373 1,183,215
FNB Corp. 123,060 2,196,621
Huntington Bancshares, Inc. 700,615 11,742,307
M&T Bank Corp. 53,638 11,726,876
Pinnacle Financial Partners, Inc. 50,627 5,009,035
Popular, Inc. 22,749 3,419,857
Regions Financial Corp. 304,302 8,687,822
Truist Financial Corp. 436,599 22,484,849
U.S. Bancorp 537,511 30,455,373
Wells Fargo & Co. 1,094,710 90,018,003

Portfolio of Investments
(continued)
Columbia Research Enhanced Core ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer . Shares . Value ($)
Common Stocks (continued)
Zions Bancorp NA 49,737 3,154,321
Total 267,559,931
Capital Markets 5.3%
Bank of New York Mellon Corp. 239,205 32,141,976
Charles Schwab Corp. 579,503 53,105,655
Franklin Resources, Inc. 92,520 2,772,824
Houlihan Lokey, Inc. 18,511 2,864,577
Invesco Ltd. 117,231 3,072,625
Janus Henderson Group PLC 41,835 2,159,104
Moody's Corp. 53,292 24,612,910
Morgan Stanley 386,804 73,720,975
Raymond James Financial, Inc. 61,657 9,761,536
S&P Global, Inc. 106,723 46,022,159
SEI Investments Co. 35,990 3,263,573
State Street Corp. 95,970 14,668,055
Stifel Financial Corp. 50,580 3,986,210
T. Rowe Price Group, Inc. 74,590 7,673,819
Virtu Financial, Inc., Class A 27,076 1,344,594
XP, Inc., Class A 150,938 2,891,972
Total 284,062,564
Consumer Finance 0.2%
OneMain Holdings, Inc. 40,891 2,403,164
Synchrony Financial 122,420 9,328,404
Total 11,731,568
Financial Services 0.8%
Corebridge Financial, Inc. 95,601 2,632,852
Euronet Worldwide, Inc.
(a)
14,727 1,065,940
Fidelity National Information Services, Inc. 176,895 8,230,924
Global Payments, Inc. 83,576 6,014,129
Jack Henry & Associates, Inc. 24,431 3,756,266
MGIC Investment Corp. 81,681 2,162,913
PayPal Holdings, Inc. 325,808 16,336,014
Western Union Co. 111,927 1,017,416
WEX, Inc.
(a)
11,374 1,709,853
Total 42,926,307
Insurance 1.5%
Allstate Corp. 93,151 20,237,987
Assurant, Inc. 17,172 4,057,228
CNA Financial Corp. 7,529 363,124
First American Financial Corp. 33,896 2,377,126
Issuer . Shares . Value ($)
Common Stocks (continued)
Hanover Insurance Group, Inc. 12,469 2,340,307
Kemper Corp. 19,682 663,087
Lincoln National Corp. 57,811 2,185,834
MetLife, Inc. 191,991 15,378,479
Primerica, Inc. 11,305 3,179,757
Principal Financial Group, Inc. 75,610 7,629,805
Prudential Financial, Inc. 120,452 11,817,546
Reinsurance Group of America, Inc. 22,368 4,729,937
RenaissanceRe Holdings Ltd. 16,082 4,936,692
Total 79,896,909
Mortgage Real Estate Investment 0.1%
Annaly Capital Management, Inc. 229,918 5,265,122
Rithm Capital Corp. 184,597 1,805,359
Total 7,070,481
Total Financials 693,247,760
Health Care 9.4%
Biotechnology 1.9%
AbbVie, Inc. 150,905 31,889,244
Alnylam Pharmaceuticals, Inc.
(a)
10,771 3,333,517
Amgen, Inc. 47,096 16,306,989
Apellis Pharmaceuticals, Inc.
(a)
8,197 335,667
Biogen, Inc.
(a)
12,113 2,292,749
BioMarin Pharmaceutical, Inc.
(a)
16,150 870,647
Caris Life Sciences, Inc.
(a)
7,025 133,475
Exelixis, Inc.
(a)
21,825 970,340
Gilead Sciences, Inc. 107,488 14,063,730
Halozyme Therapeutics, Inc.
(a)
10,462 666,011
Incyte Corp.
(a)
13,197 1,257,278
Insmed, Inc.
(a)
15,785 2,151,969
Ionis Pharmaceuticals, Inc.
(a)
13,122 981,001
Moderna, Inc.
(a)
26,931 1,237,210
Natera, Inc.
(a)
10,749 2,216,014
Neurocrine Biosciences, Inc.
(a)
8,011 1,054,808
Regeneron Pharmaceuticals, Inc. 8,850 6,257,481
Revolution Medicines, Inc.
(a)
14,652 2,111,646
Roivant Sciences Ltd.
(a)
35,098 1,001,346
Sarepta Therapeutics, Inc.
(a)
8,194 171,091
Summit Therapeutics, Inc.
(a)
9,825 210,845
Ultragenyx Pharmaceutical, Inc.
(a)
7,437 183,620
United Therapeutics Corp.
(a)
3,712 2,120,851

Portfolio of Investments
(continued)
Columbia Research Enhanced Core ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer . Shares . Value ($)
Common Stocks (continued)
Vertex Pharmaceuticals, Inc.
(a)
21,556 9,212,603
Viking Therapeutics, Inc.
(a)
8,449 263,440
Total 101,293,572
Health Care Equipment & Supplies 0.4%
Align Technology, Inc.
(a)
28,180 4,959,962
Envista Holdings Corp.
(a)
72,423 1,878,653
Globus Medical, Inc., Class A
(a)
46,108 4,158,019
Inspire Medical Systems, Inc.
(a)
12,633 709,217
STERIS PLC 41,284 8,953,673
Total 20,659,524
Health Care Providers & Services 3.8%
Cardinal Health, Inc. 102,327 19,736,832
Cencora, Inc. 77,154 23,764,204
Centene Corp.
(a)
211,709 11,366,656
Cigna Group 114,467 33,261,821
CVS Health Corp. 530,126 44,154,194
HCA Healthcare, Inc. 72,908 31,674,881
McKesson Corp. 52,502 42,799,630
Total 206,758,218
Life Sciences Tools & Services 0.6%
Avantor, Inc.
(a)
291,137 2,358,210
Charles River Laboratories International, Inc.
(a)
20,850 3,481,325
Illumina, Inc.
(a)
66,987 8,489,932
IQVIA Holdings, Inc.
(a)
72,525 11,485,784
Medpace Holdings, Inc.
(a)
10,031 4,199,578
Revvity, Inc. 50,384 4,364,262
Total 34,379,091
Pharmaceuticals 2.7%
Bristol-Myers Squibb Co. 849,979 51,500,228
Corcept Therapeutics, Inc.
(a)
39,064 1,817,257
Elanco Animal Health, Inc.
(a)
212,660 4,757,204
Jazz Pharmaceuticals PLC
(a)
24,525 4,979,066
Organon & Co. 112,870 1,495,528
Perrigo Co. PLC 60,441 715,621
Pfizer, Inc. 2,381,813 63,594,407
Royalty Pharma PLC, Class A 159,423 7,985,498
Viatris, Inc. 496,769 7,421,729
Total 144,266,538
Total Health Care 507,356,943
Issuer . Shares . Value ($)
Common Stocks (continued)
Industrials 8.8%
Aerospace & Defense 0.7%
ATI, Inc.
(a)
45,422 7,061,304
General Dynamics Corp. 83,837 28,865,079
Total 35,926,383
Air Freight & Logistics 0.6%
Expeditors International of Washington, Inc. 43,935 6,497,547
FedEx Corp. 70,070 28,259,932
Total 34,757,479
Building Products 0.5%
A.O. Smith Corp. 37,195 2,300,139
Advanced Drainage Systems, Inc. 23,946 3,573,941
Allegion PLC 29,448 4,048,511
Carlisle Cos., Inc. 14,145 5,025,153
Fortune Brands Innovations, Inc. 41,058 1,664,491
Masco Corp. 71,484 5,133,980
Owens Corning 27,673 3,413,188
Total 25,159,403
Commercial Services & Supplies 0.2%
Tetra Tech, Inc. 87,581 2,830,618
Veralto Corp. 82,085 7,239,897
Total 10,070,515
Construction & Engineering 0.4%
API Group Corp.
(a)
117,381 5,366,659
EMCOR Group, Inc. 14,419 12,856,990
Valmont Industries, Inc. 6,504 3,304,292
WillScot Holdings Corp. 60,166 1,362,158
Total 22,890,099
Electrical Equipment 0.5%
Acuity, Inc. 10,162 2,944,643
Regal Rexnord Corp. 20,720 4,455,422
Rockwell Automation, Inc. 37,076 15,160,746
Sensata Technologies Holding PLC 47,068 1,959,912
Total 24,520,723
Ground Transportation 2.0%
JB Hunt Transport Services, Inc. 25,730 6,471,867
Lyft, Inc., Class A
(a)
128,177 1,813,705
Ryder System, Inc. 12,498 3,171,617
Uber Technologies, Inc.
(a)
662,095 49,398,908

Portfolio of Investments
(continued)
Columbia Research Enhanced Core ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer . Shares .Value ($)
Common Stocks (continued)
Union Pacific Corp. 197,939 53,340,602
Total 114,196,699
Machinery 2.1%
AGCO Corp. 20,523 2,483,693
Allison Transmission Holdings, Inc. 27,147 3,647,199
CNH Industrial NV 292,596 3,133,703
Crane Co. 15,949 2,834,616
Flowserve Corp. 42,418 3,123,662
Fortive Corp. 111,877 6,689,126
Graco, Inc. 54,751 4,394,863
Illinois Tool Works, Inc. 97,218 25,083,216
ITT, Inc. 25,967 5,565,767
Lincoln Electric Holdings, Inc. 17,549 4,650,485
Middleby Corp.
(a)
15,840 2,223,302
Mueller Industries, Inc. 35,347 4,787,044
Oshkosh Corp. 20,957 3,275,579
Otis Worldwide Corp. 131,715 10,257,964
PACCAR, Inc. 168,007 19,959,232
Pentair PLC 55,385 4,470,123
Snap-on, Inc. 16,780 6,433,452
Timken Co. 20,546 2,278,346
Toro Co. 32,600 3,102,542
Total 118,393,914
Passenger Airlines 0.6%
Delta Air Lines, Inc. 217,239 14,770,079
Southwest Airlines Co. 147,180 5,581,066
United Airlines Holdings, Inc.
(a)
111,496 10,034,640
Total 30,385,785
Professional Services 1.0%
Automatic Data Processing, Inc. 132,894 28,165,555
Broadridge Financial Solutions, Inc. 38,250 5,889,735
ExlService Holdings, Inc.
(a)
51,720 1,648,834
Genpact Ltd. 51,243 1,780,694
Leidos Holdings, Inc. 42,548 6,349,013
Paycom Software, Inc. 16,378 2,076,075
Paylocity Holding Corp.
(a)
14,710 1,551,758
Science Applications International Corp. 13,364 1,293,234
SS&C Technologies Holdings, Inc. 68,548 4,750,376
Total 53,505,274
Issuer . Shares .Value ($)
Common Stocks (continued)
Trading Companies & Distributors 0.2%
Applied Industrial Technologies, Inc. 12,534 3,832,271
Core & Main, Inc., Class A
(a)
62,555 3,150,895
MSC Industrial Direct Co., Inc., Class A 14,573 1,490,381
Total 8,473,547
Total Industrials 478,279,821
Information Technology 30.8%
Communications Equipment 1.5%
Arista Networks, Inc.
(a)
117,310 20,260,610
Ciena Corp.
(a)
15,463 8,157,970
Cisco Systems, Inc. 453,909 41,532,673
F5, Inc.
(a)
6,222 2,015,306
Motorola Solutions, Inc. 19,181 8,421,034
Total 80,387,593
Electronic Equipment, Instruments &
Components 0.2%
Flex Ltd.
(a)
40,257 3,685,528
Keysight Technologies, Inc.
(a)
19,366 6,776,357
Littelfuse, Inc. 2,875 1,161,989
Ralliant Corp. 12,663 575,407
Total 12,199,281
IT Services 0.1%
GoDaddy, Inc., Class A
(a)
15,900 1,379,961
Okta, Inc.
(a)
19,004 1,399,645
VeriSign, Inc. 9,683 2,601,434
Total 5,381,040
Semiconductors & Semiconductor
Equipment 11.8%
Advanced Micro Devices, Inc.
(a)
183,928 65,200,637
Allegro MicroSystems, Inc.
(a)
13,981 678,079
Cirrus Logic, Inc.
(a)
5,742 936,405
KLA Corp. 15,197 26,600,069
Lam Research Corp. 147,285 37,978,910
NVIDIA Corp. 2,462,412 491,423,562
Onto Innovation, Inc.
(a)
5,570 1,643,484
Qorvo, Inc.
(a)
9,662 910,354
QUALCOMM, Inc. 122,531 22,004,117
Skyworks Solutions, Inc. 17,249 1,210,362
Total 648,585,979
Software 8.7%
Adobe, Inc.
(a)
45,100 11,099,110

Portfolio of Investments
(continued)
Columbia Research Enhanced Core ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer . Shares .Value ($)
Common Stocks (continued)
AppLovin Corp., Class A
(a)
26,083 11,642,147
Autodesk, Inc.
(a)
24,459 5,796,783
Cadence Design Systems, Inc.
(a)
31,069 10,240,032
Docusign, Inc.
(a)
24,482 1,125,927
Dolby Laboratories, Inc., Class A 6,775 434,549
Dropbox, Inc., Class A
(a)
20,467 497,143
Elastic NV
(a)
10,413 483,476
Fortinet, Inc.
(a)
67,365 5,679,543
Intuit, Inc. 30,060 11,678,310
Manhattan Associates, Inc.
(a)
6,656 917,796
Microsoft Corp. 838,738 342,020,581
Nutanix, Inc., Class A
(a)
29,319 1,198,854
Palantir Technologies, Inc., Class A
(a)
242,025 33,668,097
Pegasystems, Inc. 9,638 352,269
PTC, Inc.
(a)
13,843 1,886,801
RingCentral, Inc., Class A 8,522 342,755
Salesforce, Inc. 95,630 16,881,564
ServiceNow, Inc.
(a)
116,517 10,289,616
UiPath, Inc., Class A
(a)
36,595 376,929
Zoom Communications, Inc.
(a)
29,421 2,858,250
Zscaler, Inc.
(a)
11,176 1,460,480
Total 470,931,012
Technology Hardware, Storage &
Peripherals 8.5%
Apple, Inc. 1,679,473 455,724,999
HP, Inc. 102,158 2,131,016
NetApp, Inc. 22,056 2,443,143
Total 460,299,158
Total Information Technology 1,677,784,063
Materials 2.3%
Chemicals 0.7%
Celanese Corp. 26,644 1,805,397
CF Industries Holdings, Inc. 36,666 4,553,917
Corteva, Inc. 155,459 12,593,735
DuPont de Nemours, Inc. 95,064 4,340,622
Eastman Chemical Co. 26,322 1,923,875
Mosaic Co. 75,201 1,749,927
NewMarket Corp. 1,466 990,459
PPG Industries, Inc. 52,880 5,737,480
Scotts Miracle-Gro Co. 10,636 666,877
Issuer . Shares .Value ($)
Common Stocks (continued)
Solstice Advanced Materials, Inc. 37,216 3,049,851
Total 37,412,140
Construction Materials 0.4%
CRH PLC 158,234 18,738,070
James Hardie Industries PLC
(a)
33,384 700,730
Total 19,438,800
Containers & Packaging 0.1%
Avery Dennison Corp. 17,598 2,884,840
Crown Holdings, Inc. 27,212 2,675,212
Total 5,560,052
Metals & Mining 1.1%
Anglogold Ashanti PLC 118,518 11,108,692
Newmont Corp. 254,713 28,296,067
Nucor Corp. 55,155 12,425,870
Reliance, Inc. 12,271 4,448,238
Steel Dynamics, Inc. 33,943 7,761,406
Total 64,040,273
Total Materials 126,451,265
Real Estate 2.3%
Diversified REITs 0.1%
WP Carey, Inc. 60,276 4,395,929
Health Care REITs 0.1%
Omega Healthcare Investors, Inc. 79,271 3,723,359
Hotel & Resort REITs 0.1%
Host Hotels & Resorts, Inc. 194,150 4,102,390
Park Hotels & Resorts, Inc. 51,990 596,325
Total 4,698,715
Industrial REITs 0.0%
STAG Industrial, Inc. 52,017 2,006,816
Office REITs 0.0%
Kilroy Realty Corp. 32,675 1,086,771
Vornado Realty Trust 50,442 1,507,711
Total 2,594,482
Real Estate Management & Development
0.3%
CBRE Group, Inc., Class A
(a)
82,961 11,841,024
Howard Hughes Holdings, Inc.
(a)
8,748 544,738
Jones Lang LaSalle, Inc.
(a)
13,218 4,205,042
Total 16,590,804

Portfolio of Investments
(continued)
Columbia Research Enhanced Core ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer . Shares .Value ($)
Common Stocks (continued)
Residential REITs 0.2%
American Homes 4 Rent, Class A 96,766 3,081,029
Invitation Homes, Inc. 172,406 4,960,121
Sun Communities, Inc. 34,762 4,443,974
Total 12,485,124
Retail REITs 0.0%
NNN REIT, Inc. 53,339 2,335,715
Specialized REITs 1.5%
American Tower Corp. 127,517 23,298,631
EPR Properties 20,945 1,168,940
Equinix, Inc. 26,676 28,885,572
Gaming & Leisure Properties, Inc. 78,347 3,796,696
Rayonier, Inc. 82,623 1,752,434
SBA Communications Corp. 29,028 6,420,994
VICI Properties, Inc. 298,182 8,706,914
Total 74,030,181
Total Real Estate 122,861,125
Utilities 2.5%
Electric Utilities 1.8%
American Electric Power Co., Inc. 163,358 22,398,015
Edison International 114,215 7,936,800
Entergy Corp. 135,656 15,995,199
Evergy, Inc. 70,959 5,878,244
Eversource Energy 111,634 7,892,524
Exelon Corp. 312,367 14,365,758
NRG Energy, Inc. 64,241 9,994,615
PG&E Corp. 669,354 11,124,663
Total 95,585,818
Gas Utilities 0.0%
National Fuel Gas Co. 28,920 2,440,270
Independent Power and Renewable
Electricity Producers 0.1%
AES Corp. 212,441 3,069,773
Clearway Energy, Inc., Class A 10,642 430,256
Clearway Energy, Inc., Class C 25,659 1,035,597
Total 4,535,626
Multi-Utilities 0.6%
Ameren Corp. 83,296 9,466,590
Consolidated Edison, Inc. 109,325 12,188,645
Issuer . Shares .Value ($)
Common Stocks (continued)
DTE Energy Co. 63,822 9,681,159
Total 31,336,394
Total Utilities 133,898,108
Total Common Stocks
(Cost $ 4,684,396,865 ) 5,234,794,516
1 1
Exchange-Traded Funds 3 .2%
Equity Funds 3.2%
State Street Communication Services Select
Sector SPDR ETF 522,348 60,858,765
VanEck Semiconductor ETF 67,807 34,359,163
Vanguard Communication Services ETF 308,552 60,735,376
Vanguard Financials ETF 120,426 15,438,613
Total 171,391,917
Total Exchange-Traded Funds
(Cost $ 157,562,270 ) 171,391,917
1 1
Rights 0 .0%
Consumer Staples 0.0%
Consumer Staples Distribution & Retail
0.0%
Walgreens Boots Alliance, Inc.
(a),(b),(c)
270,639 135,320
1 1 135,320
Total Consumer Staples 135,320
Health Care 0.0%
Biotechnology 0.0%
Mirati Therapeutics, Inc.
(a),(b),(c)
315 157
1 1 157
Health Care Equipment & Supplies 0.0%
Hologic, Inc.
(a),(c)
93,286 933
1 1 933
Total Health Care 1,090
Total Rights
(Cost $ 933 ) 136,410
1 1
Money Market Funds 0 .4%
Goldman Sachs Financial Square Funds -
Treasury Instruments Fund, Institutional Class,
3.519%
(d)
20,699,728 20,699,728
1 1 1
Total Money Market Funds
(Cost $ 20,699,728 ) 20,699,728
1 1
Total Investments in Securities
(Cost $ 4,862,659,796 ) 5,427,022,571
Other Assets & Liabilities, Net (1,570,577)
Net Assets 5,425,451,994

Portfolio of Investments
(continued)
Columbia Research Enhanced Core ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Security
Acquisition
Date
Shares
Cost ($)
Value ($)
Mirati Therapeutics, Inc.
01/24/2024
315
–
157
Walgreens Boots Alliance, Inc.
08/29/2025
270,639
–
135,320
–
135,477
Notes to Portfolio of Investments
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.
However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/
or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The
Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The
Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
(a) Non-income producing investment.
(b) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The
Fund will not incur any registration costs upon such a trade. At April 30, 2026, the total market value of these securities amounted to $135,477, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:
(c) Valuation based on significant unobservable inputs.
(d) The rate shown is the seven-day current annualized yield at April 30, 2026.
Abbreviation Legend
REIT Real Estate Investment Trust

Portfolio of Investments
(continued)
Columbia Research Enhanced Core ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2026:
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 474,561,207 — — 474,561,207
Consumer Discretionary 549,333,107 — — 549,333,107
Consumer Staples 265,989,208 — — 265,989,208
Energy 205,031,909 — — 205,031,909
Financials 693,247,760 — — 693,247,760
Health Care 507,356,943 — — 507,356,943
Industrials 478,279,821 — — 478,279,821
Information Technology 1,677,784,063 — — 1,677,784,063
Materials 126,451,265 — — 126,451,265
Real Estate 122,861,125 — — 122,861,125
Utilities 133,898,108 — — 133,898,108
Total Common Stocks 5,234,794,516 — — 5,234,794,516
Exchange-Traded Funds 171,391,917 — — 171,391,917
Rights
Consumer Staples — — 135,320 135,320
Health Care — — 1,090 1,090
Total Rights — — 136,410 136,410
Money Market Funds 20,699,728 — — 20,699,728
Total Investments in Securities 5,426,886,161 — 136,410 5,427,022,571
Fair value measurements (continued)

Statement of Assets and Liabilities
Columbia Research Enhanced Core ETF
April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Assets
Investments in securities, at value $ –
Unaffiliated issuers (cost $4,862,659,796) $ 5,427,022,571
Receivable for: –
Investments sold 3,296,911
Capital shares sold 10,524,572
Dividends 3,593,660
Total assets 5,444,437,714
Liabilities
Payable for: —
Investments purchased 18,345,558
Investment management fees 640,162
Total liabilities 18,985,720
Net assets applicable to outstanding capital stock $ 5,425,451,994
Represented by:
Paid in capital
$ 4,724,010,636
Total distributable earnings (loss) 701,441,358
Total - representing net assets applicable to outstanding capital stock $ 5,425,451,994
Net assets
$ 5,425,451,994
Shares outstanding
128,875,000
Net asset value per share
$ 42.10

Statement of Operations
Columbia Research Enhanced Core ETF
Six Months Ended April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Net investment income
Income:
Dividends - unaffiliated issuers $ 33,500,298
Foreign taxes withheld (42,125)
Total income 33,458,173
Expenses:
Investment management fees 3,595,025
Overdraft fees 275
Total expenses 3,595,300
Total net expenses 3,595,300
Net investment income 29,862,873
Realized and unrealized gain (loss) - net
Net realized gain (loss) on: –
Investments - unaffiliated issuers (48,929,088)
In-kind transactions 168,087,123
Foreign currency translations (7)
Net realized gain 119,158,028
Net change in unrealized appreciation on: –
Investments - unaffiliated issuers 54,146,896
Net change in unrealized appreciation 54,146,896
Net realized and unrealized gain 173,304,924
Net increase in net assets resulting from operations 203,167,797

Statement of Changes in Net Assets
Columbia Research Enhanced Core ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
Operations – –
Net investment income $ 29,862,873 $ 35,225,138
Net realized gain 119,158,028 177,142,854
Net change in unrealized appreciation 54,146,896 410,374,217
Net increase in net assets resulting from operations 203,167,797 622,742,209
Distributions to Shareholders – –
Net investment income and net realized gains (57,923,883) (16,520,942)
Total distributions to shareholders (57,923,883) (16,520,942)
Increase in net assets from capital stock activity 985,326,404 2,434,606,221
Total increase in net assets 1,130,570,318 3,040,827,488
Net Assets: – –
Net assets at beginning of period 4,294,881,676 1,254,054,188
Net assets at end of period $ 5,425,451,994 $ 4,294,881,676
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
Shares
Dollars ($)
Shares
Dollars ($)
Capital stock activity
Shares sold 45,275,000 1,846,877,137 90,575,000 3,272,761,785
Shares redeemed (21,075,000) (861,550,733) (22,825,000) (838,155,564)
Net increase 24,200,000 985,326,404 67,750,000 2,434,606,221

Financial Highlights
Columbia Research Enhanced Core ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

The following table is intended to help you understand the Fund’s financial performance. Per share net investment income
(loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager, if applicable. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Per share data
Net asset value, beginning of period $ 41 .03 $ 33 .96 $ 24 .59 $ 22 .98 $ 31 .23 $ 21 .79
Income (loss) from investment operations:
Net investment income 0 .25 0 .50 0 .41 0 .39 0 .39 0 .41
Net realized and unrealized gain (loss) 1 .27 6 .95 9 .24 1 .54 ( 3 .08 ) 9 .30
Total from investment operations 1 .52 7 .45 9 .65 1 .93 ( 2 .69 ) 9 .71
Less distributions to shareholders from:
Net investment income ( 0 .32 ) ( 0 .24 ) ( 0 .28 ) ( 0 .32 ) ( 0 .78 ) ( 0 .25 )
Net realized gains ( 0 .13 ) ( 0 .14 ) — — ( 4 .78 ) ( 0 .02 )
Total distributions to shareholders ( 0 .45 ) ( 0 .38 ) ( 0 .28 ) ( 0 .32 ) ( 5 .56 ) ( 0 .27 )
Net asset value, end of period $ 42 .10 $ 41 .03 $ 33 .96 $ 24 .59 $ 22 .98 $ 31 .23
Total Return at NAV 3 .76% 22 .15% 39 .49% 8 .53% ( 10 .57 ) % 44 .90%
Ratios to average net assets
Total gross expenses
(a)
0 .15%
(b)
0 .15% 0 .15% 0 .15%
(c)
0 .15% 0 .15%
Total net expenses
(a) ,(d)
0 .15%
(b)
0 .15% 0 .15% 0 .15%
(c)
0 .15% 0 .15%
Net investment income 1 .25% 1 .38% 1 .32% 1 .57% 1 .63% 1 .58%
Supplemental data
Net assets, end of period (in thousands) $ 5,425,452 $ 4,294,882 $ 1,254,054 $ 229,882 $ 78,699 $ 28,107
Portfolio turnover 35% 32% 49% 45% 65% 49%
Notes to Financial Highlights
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b) Ratios include less than 0.01% attributed to fees outside the unitary fee (as defined in Note 3).
(c) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the unitary fee (as defined in Note 3).
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

Portfolio of Investments
Columbia Research Enhanced Value ETF, April 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer . Shares . Value ($)
Common Stocks 99.1%
Communication Services 8.5%
Diversified Telecommunication Services
0.4%
Comcast Corp., Class A 43,079 1,164,856
Iridium Communications, Inc. 981 38,328
Total 1,203,184
Entertainment 1.0%
Electronic Arts, Inc. 2,936 594,158
Roku, Inc.
(a)
1,210 141,038
Walt Disney Co. 20,900 2,168,375
Total 2,903,571
Interactive Media & Services 6.9%
Alphabet, Inc., Class A 24,030 9,246,744
Alphabet, Inc., Class C 19,579 7,478,003
Match Group, Inc. 2,723 101,895
Meta Platforms, Inc., Class A 4,339 2,655,077
Pinterest, Inc., Class A
(a)
3,578 70,343
ZoomInfo Technologies, Inc.
(a)
3,419 21,369
Total 19,573,431
Media 0.2%
DoubleVerify Holdings, Inc.
(a)
799 8,805
Fox Corp., Class A 2,426 154,027
Fox Corp., Class B 1,714 97,732
New York Times Co., Class A 1,861 147,075
Versant Media Group, Inc. 1,733 69,649
Total 477,288
Total Communication Services 24,157,474
Consumer Discretionary 7.0%
Automobile Components 0.4%
Aptiv PLC
(a)
7,537 454,180
BorgWarner, Inc. 7,393 421,179
Lear Corp. 1,840 233,919
Versigent PLC
(a)
2,521 88,159
Total 1,197,437
Automobiles 1.4%
Ford Motor Co. 133,340 1,610,747
General Motors Co. 30,795 2,367,828
Total 3,978,575
Issuer . Shares . Value ($)
Common Stocks (continued)
Broadline Retail 0.7%
Dillard's, Inc., Class A 90 51,230
eBay, Inc. 15,566 1,610,769
Etsy, Inc.
(a)
1,371 88,210
Macy's, Inc. 9,012 176,185
Total 1,926,394
Diversified Consumer Services 0.1%
ADT, Inc. 17,278 130,103
Grand Canyon Education, Inc.
(a)
686 115,982
Total 246,085
Hotels, Restaurants & Leisure 0.8%
Booking Holdings, Inc. 1,604 270,049
Boyd Gaming Corp. 1,950 169,553
Caesars Entertainment, Inc.
(a)
7,094 197,213
Carnival Corp. 27,104 718,527
MGM Resorts International
(a)
6,876 267,751
Restaurant Brands International, Inc. 4,110 331,595
Travel & Leisure Co. 1,418 91,688
Wynn Resorts Ltd. 2,932 314,047
Total 2,360,423
Household Durables 1.2%
DR Horton, Inc. 9,262 1,425,052
NVR, Inc.
(a)
92 581,060
PulteGroup, Inc. 6,873 840,980
Toll Brothers, Inc. 3,351 476,311
Total 3,323,403
Specialty Retail 2.2%
Bath & Body Works, Inc. 7,314 142,184
Best Buy Co., Inc. 6,595 398,932
Five Below, Inc.
(a)
1,735 408,870
Gap, Inc. 7,894 194,113
Ross Stores, Inc. 8,779 1,999,768
TJX Cos., Inc. 18,603 2,916,021
Wayfair, Inc., Class A
(a)
2,644 169,031
Total 6,228,919
Textiles, Apparel & Luxury Goods 0.2%
Birkenstock Holding PLC
(a)
1,043 40,406
Crocs, Inc.
(a)
1,841 187,745

Portfolio of Investments
(continued)
Columbia Research Enhanced Value ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer . Shares . Value ($)
Common Stocks (continued)
Ralph Lauren Corp. 1,158 415,305
Tapestry, Inc. 538 78,032
Total 721,488
Total Consumer Discretionary 19,982,724
Consumer Staples 7.2%
Beverages 0.3%
Boston Beer Co., Inc., Class A
(a)
229 54,282
Constellation Brands, Inc., Class A 3,723 582,948
Molson Coors Beverage Co., Class B 4,557 194,766
Total 831,996
Consumer Staples Distribution & Retail
1.5%
Albertsons Cos., Inc., Class A 9,960 167,826
Dollar General Corp. 4,844 561,323
Kroger Co. 16,293 1,109,065
Maplebear, Inc.
(a)
4,420 187,187
Target Corp. 11,909 1,545,192
U.S. Foods Holding Corp.
(a)
6,155 575,431
Total 4,146,024
Food Products 1.0%
Archer-Daniels-Midland Co. 12,881 960,149
Conagra Brands, Inc. 12,719 182,518
Flowers Foods, Inc. 5,103 46,233
General Mills, Inc. 14,654 517,433
Kraft Heinz Co. 23,336 528,794
Pilgrim's Pride Corp. 1,080 35,748
Smithfield Foods, Inc. 1,184 31,116
Tyson Foods, Inc., Class A 7,342 470,402
Total 2,772,393
Household Products 3.2%
Procter & Gamble Co. 63,868 9,394,343
Personal Care Products 0.0%
BellRing Brands, Inc.
(a)
3,069 54,628
Tobacco 1.2%
Altria Group, Inc. 45,163 3,281,092
Total Consumer Staples 20,480,476
Energy 7.1%
Energy Equipment & Services 0.2%
TechnipFMC PLC 6,041 456,518
Issuer . Shares . Value ($)
Common Stocks (continued)
Weatherford International PLC 1,055 116,419
Total 572,937
Oil, Gas & Consumable Fuels 6.9%
APA Corp. 5,169 210,533
Chevron Corp. 28,450 5,499,670
Chord Energy Corp. 806 117,354
Devon Energy Corp. 9,074 466,131
Exxon Mobil Corp. 64,206 9,908,912
HF Sinclair Corp. 2,181 146,585
Marathon Petroleum Corp. 4,428 1,099,428
Phillips 66 5,565 996,970
Valero Energy Corp. 4,664 1,178,033
Total 19,623,616
Total Energy 20,196,553
Financials 20.1%
Banks 9.2%
Citigroup, Inc. 51,249 6,558,846
First Hawaiian, Inc. 4,473 122,023
FNB Corp. 12,665 226,070
Huntington Bancshares, Inc. 72,161 1,209,418
M&T Bank Corp. 5,535 1,210,117
Pinnacle Financial Partners, Inc. 5,208 515,280
Popular, Inc. 2,148 322,909
Regions Financial Corp. 31,352 895,100
Truist Financial Corp. 44,977 2,316,316
U.S. Bancorp 55,380 3,137,831
Wells Fargo & Co. 112,768 9,272,912
Zions Bancorp NA 5,121 324,774
Total 26,111,596
Capital Markets 6.4%
Bank of New York Mellon Corp. 22,863 3,072,101
Charles Schwab Corp. 54,472 4,991,815
Franklin Resources, Inc. 9,534 285,734
Houlihan Lokey, Inc. 1,169 180,903
Invesco Ltd. 12,081 316,643
Janus Henderson Group PLC 4,322 223,058
Raymond James Financial, Inc. 6,345 1,004,540
S&P Global, Inc. 10,996 4,741,805
SEI Investments Co. 3,706 336,060
State Street Corp. 9,887 1,511,129

Portfolio of Investments
(continued)
Columbia Research Enhanced Value ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer . Shares . Value ($)
Common Stocks (continued)
Stifel Financial Corp. 5,204 410,127
T. Rowe Price Group, Inc. 7,699 792,073
XP, Inc., Class A 14,168 271,459
Total 18,137,447
Consumer Finance 0.4%
OneMain Holdings, Inc. 4,199 246,775
Synchrony Financial 12,602 960,273
Total 1,207,048
Financial Services 0.9%
Corebridge Financial, Inc. 9,851 271,297
Fidelity National Information Services, Inc. 18,218 847,683
Global Payments, Inc. 8,603 619,072
Jack Henry & Associates, Inc. 2,517 386,989
MGIC Investment Corp. 8,418 222,909
WEX, Inc.
(a)
1,083 162,807
Total 2,510,757
Insurance 2.9%
Allstate Corp. 9,598 2,085,262
Assurant, Inc. 1,782 421,033
CNA Financial Corp. 782 37,716
First American Financial Corp. 3,469 243,281
Hanover Insurance Group, Inc. 1,309 245,686
Kemper Corp. 2,009 67,683
Lincoln National Corp. 5,956 225,196
MetLife, Inc. 19,797 1,585,740
Primerica, Inc. 1,164 327,398
Principal Financial Group, Inc. 7,780 785,080
Prudential Financial, Inc. 12,428 1,219,311
Reinsurance Group of America, Inc. 2,304 487,204
RenaissanceRe Holdings Ltd. 1,644 504,659
Total 8,235,249
Mortgage Real Estate Investment 0.3%
Annaly Capital Management, Inc. 23,676 542,181
Rithm Capital Corp. 18,998 185,800
Total 727,981
Total Financials 56,930,078
Health Care 11.4%
Biotechnology 1.2%
Amgen, Inc. 1,265 438,006
Biogen, Inc.
(a)
1,248 236,221
Issuer . Shares . Value ($)
Common Stocks (continued)
BioMarin Pharmaceutical, Inc.
(a)
1,689 91,054
Caris Life Sciences, Inc.
(a)
370 7,030
Exelixis, Inc.
(a)
427 18,984
Gilead Sciences, Inc. 8,127 1,063,336
Incyte Corp.
(a)
1,014 96,604
Insmed, Inc.
(a)
94 12,815
Ionis Pharmaceuticals, Inc.
(a)
87 6,504
Moderna, Inc.
(a)
2,806 128,908
Neurocrine Biosciences, Inc.
(a)
108 14,220
Regeneron Pharmaceuticals, Inc. 895 632,819
Revolution Medicines, Inc.
(a)
1,514 218,198
Roivant Sciences Ltd.
(a)
3,635 103,707
Sarepta Therapeutics, Inc.
(a)
129 2,694
United Therapeutics Corp.
(a)
377 215,399
Viking Therapeutics, Inc.
(a)
793 24,726
Total 3,311,225
Health Care Equipment & Supplies 0.4%
Align Technology, Inc.
(a)
2,825 497,227
Envista Holdings Corp.
(a)
7,224 187,391
Globus Medical, Inc., Class A
(a)
4,575 412,574
Total 1,097,192
Health Care Providers & Services 4.3%
Cardinal Health, Inc. 5,073 978,480
Centene Corp.
(a)
21,070 1,131,248
Cigna Group 10,478 3,044,697
CVS Health Corp. 52,764 4,394,714
HCA Healthcare, Inc. 5,708 2,479,841
McKesson Corp. 400 326,080
Total 12,355,060
Life Sciences Tools & Services 1.1%
Avantor, Inc.
(a)
28,971 234,665
Charles River Laboratories International, Inc.
(a)
2,088 348,633
Illumina, Inc.
(a)
6,665 844,722
IQVIA Holdings, Inc.
(a)
7,234 1,145,649
Revvity, Inc. 5,023 435,092
Total 3,008,761
Pharmaceuticals 4.4%
Bristol-Myers Squibb Co. 68,319 4,139,448
Jazz Pharmaceuticals PLC
(a)
2,448 496,993
Organon & Co. 11,219 148,652

Portfolio of Investments
(continued)
Columbia Research Enhanced Value ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer . Shares . Value ($)
Common Stocks (continued)
Perrigo Co. PLC 6,001 71,052
Pfizer, Inc. 237,061 6,329,529
Royalty Pharma PLC, Class A 15,866 794,728
Viatris, Inc. 49,452 738,813
Total 12,719,215
Total Health Care 32,491,453
Industrials 12.8%
Aerospace & Defense 1.3%
ATI, Inc.
(a)
4,577 711,540
General Dynamics Corp. 8,486 2,921,730
Total 3,633,270
Air Freight & Logistics 1.2%
Expeditors International of Washington, Inc. 4,434 655,744
FedEx Corp. 7,075 2,853,419
Total 3,509,163
Building Products 0.8%
A.O. Smith Corp. 3,761 232,580
Advanced Drainage Systems, Inc. 2,429 362,528
Allegion PLC 2,971 408,453
Carlisle Cos., Inc. 1,245 442,299
Masco Corp. 7,241 520,049
Owens Corning 2,819 347,695
Total 2,313,604
Commercial Services & Supplies 0.2%
Tetra Tech, Inc. 7,228 233,609
Veralto Corp. 5,021 442,852
Total 676,461
Construction & Engineering 0.6%
API Group Corp.
(a)
11,864 542,422
EMCOR Group, Inc. 965 860,461
Valmont Industries, Inc. 670 340,387
WillScot Holdings Corp. 4,523 102,401
Total 1,845,671
Electrical Equipment 0.7%
Regal Rexnord Corp. 2,106 452,853
Rockwell Automation, Inc. 3,442 1,407,468
Sensata Technologies Holding PLC 4,767 198,498
Total 2,058,819
Ground Transportation 2.2%
JB Hunt Transport Services, Inc. 2,601 654,230
Issuer . Shares . Value ($)
Common Stocks (continued)
Lyft, Inc., Class A
(a)
10,870 153,811
Ryder System, Inc. 1,259 319,496
Union Pacific Corp. 18,451 4,972,175
Total 6,099,712
Machinery 3.9%
AGCO Corp. 2,087 252,569
Allison Transmission Holdings, Inc. 2,283 306,721
CNH Industrial NV 29,588 316,887
Flowserve Corp. 4,307 317,167
Fortive Corp. 11,322 676,943
Graco, Inc. 5,531 443,973
Illinois Tool Works, Inc. 6,615 1,706,737
ITT, Inc. 2,624 562,428
Lincoln Electric Holdings, Inc. 1,789 474,085
Middleby Corp.
(a)
1,593 223,593
Mueller Industries, Inc. 3,582 485,110
Oshkosh Corp. 2,129 332,763
Otis Worldwide Corp. 13,313 1,036,817
PACCAR, Inc. 16,987 2,018,057
Pentair PLC 5,592 451,330
Snap-on, Inc. 1,715 657,531
Timken Co. 2,090 231,760
Toro Co. 3,306 314,632
Total 10,809,103
Passenger Airlines 1.1%
Delta Air Lines, Inc. 21,961 1,493,128
Southwest Airlines Co. 13,312 504,791
United Airlines Holdings, Inc.
(a)
11,286 1,015,740
Total 3,013,659
Professional Services 0.6%
Automatic Data Processing, Inc. 990 209,821
Broadridge Financial Solutions, Inc. 356 54,817
Genpact Ltd. 5,181 180,040
Leidos Holdings, Inc. 4,319 644,480
Paycom Software, Inc. 752 95,324
Paylocity Holding Corp.
(a)
113 11,920
Science Applications International Corp. 1,354 131,027
SS&C Technologies Holdings, Inc. 6,946 481,358
Total 1,808,787

Portfolio of Investments
(continued)
Columbia Research Enhanced Value ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer . Shares . Value ($)
Common Stocks (continued)
Trading Companies & Distributors 0.2%
Applied Industrial Technologies, Inc. 1,263 386,162
MSC Industrial Direct Co., Inc., Class A 1,471 150,439
Total 536,601
Total Industrials 36,304,850
Information Technology 12.1%
Communications Equipment 4.1%
Ciena Corp.
(a)
3,202 1,689,311
Cisco Systems, Inc. 93,688 8,572,453
F5, Inc.
(a)
1,277 413,620
Motorola Solutions, Inc. 2,278 1,000,110
Total 11,675,494
Electronic Equipment, Instruments &
Components 0.9%
Flex Ltd.
(a)
8,285 758,492
Keysight Technologies, Inc.
(a)
3,992 1,396,840
Littelfuse, Inc. 588 237,652
Ralliant Corp. 2,629 119,462
Total 2,512,446
IT Services 0.2%
Okta, Inc.
(a)
2,356 173,519
VeriSign, Inc. 1,981 532,216
Total 705,735
Semiconductors & Semiconductor
Equipment 5.0%
Advanced Micro Devices, Inc.
(a)
15,760 5,586,763
Allegro MicroSystems, Inc.
(a)
2,880 139,680
Cirrus Logic, Inc.
(a)
1,183 192,924
Onto Innovation, Inc.
(a)
883 260,538
Qnity Electronics, Inc. 4,831 679,528
Qorvo, Inc.
(a)
1,977 186,273
QUALCOMM, Inc. 19,504 3,502,528
Skyworks Solutions, Inc. 3,584 251,489
Texas Instruments, Inc. 12,668 3,560,722
Total 14,360,445
Software 1.6%
Docusign, Inc.
(a)
1,222 56,200
Dolby Laboratories, Inc., Class A 1,417 90,886
Dropbox, Inc., Class A
(a)
3,092 75,105
Nutanix, Inc., Class A
(a)
4,542 185,722
Pegasystems, Inc. 1,338 48,904
Issuer . Shares . Value ($)
Common Stocks (continued)
PTC, Inc.
(a)
2,521 343,612
Rubrik, Inc., Class A
(a)
989 52,595
Salesforce, Inc. 17,495 3,088,392
UiPath, Inc., Class A
(a)
7,542 77,683
Zoom Communications, Inc.
(a)
6,046 587,369
Total 4,606,468
Technology Hardware, Storage &
Peripherals 0.3%
HP, Inc. 21,072 439,562
NetApp, Inc. 2,747 304,285
Total 743,847
Total Information Technology 34,604,435
Materials 4.2%
Chemicals 1.3%
Celanese Corp. 2,601 176,244
CF Industries Holdings, Inc. 3,588 445,630
Corteva, Inc. 15,164 1,228,435
DuPont de Nemours, Inc. 9,277 423,588
Eastman Chemical Co. 2,571 187,914
Mosaic Co. 7,332 170,616
NewMarket Corp. 136 91,884
PPG Industries, Inc. 5,164 560,294
Scotts Miracle-Gro Co. 1,044 65,459
Solstice Advanced Materials, Inc. 3,639 298,216
Total 3,648,280
Construction Materials 0.7%
CRH PLC 15,434 1,827,695
James Hardie Industries PLC
(a)
1,177 24,705
Total 1,852,400
Containers & Packaging 0.2%
Avery Dennison Corp. 1,735 284,418
Crown Holdings, Inc. 2,654 260,915
Total 545,333
Metals & Mining 2.0%
Anglogold Ashanti PLC 10,142 950,609
Newmont Corp. 24,843 2,759,809
Nucor Corp. 5,387 1,213,637
Reliance, Inc. 1,196 433,550
Steel Dynamics, Inc. 2,983 682,093
Total 6,039,698
Total Materials 12,085,711

Portfolio of Investments
(continued)
Columbia Research Enhanced Value ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer . Shares . Value ($)
Common Stocks (continued)
Real Estate 4.1%
Diversified REITs 0.2%
WP Carey, Inc. 7,367 537,275
Health Care REITs 0.2%
Omega Healthcare Investors, Inc. 9,698 455,515
Hotel & Resort REITs 0.2%
Host Hotels & Resorts, Inc. 23,733 501,479
Park Hotels & Resorts, Inc. 6,354 72,880
Total 574,359
Industrial REITs 0.1%
STAG Industrial, Inc. 6,358 245,292
Office REITs 0.1%
Kilroy Realty Corp. 4,010 133,373
Vornado Realty Trust 6,174 184,540
Total 317,913
Real Estate Management & Development
0.6%
CBRE Group, Inc., Class A
(a)
9,021 1,287,567
Howard Hughes Holdings, Inc.
(a)
1,066 66,380
Jones Lang LaSalle, Inc.
(a)
1,168 371,576
Total 1,725,523
Residential REITs 0.5%
American Homes 4 Rent, Class A 11,830 376,667
Invitation Homes, Inc. 21,097 606,961
Sun Communities, Inc. 3,424 437,724
Total 1,421,352
Retail REITs 0.1%
NNN REIT, Inc. 6,543 286,518
Specialized REITs 2.1%
EPR Properties 2,566 143,208
Equinix, Inc. 3,272 3,543,021
Gaming & Leisure Properties, Inc. 9,590 464,731
Rayonier, Inc. 10,096 214,136
SBA Communications Corp. 3,554 786,145
VICI Properties, Inc. 36,480 1,065,216
Total 6,216,457
Total Real Estate 11,780,204
Utilities 4.6%
Electric Utilities 3.2%
American Electric Power Co., Inc. 17,608 2,414,232
Issuer . Shares . Value ($)
Common Stocks (continued)
Edison International 12,300 854,727
Entergy Corp. 14,637 1,725,849
Evergy, Inc. 7,650 633,726
Eversource Energy 12,036 850,945
Exelon Corp. 33,647 1,547,426
PG&E Corp. 72,114 1,198,535
Total 9,225,440
Independent Power and Renewable
Electricity Producers 0.2%
AES Corp. 22,896 330,847
Clearway Energy, Inc., Class A 1,145 46,292
Clearway Energy, Inc., Class C 2,749 110,950
Total 488,089
Multi-Utilities 1.2%
Ameren Corp. 8,969 1,019,327
Consolidated Edison, Inc. 11,788 1,314,244
DTE Energy Co. 6,897 1,046,206
Total 3,379,777
Total Utilities 13,093,306
Total Common Stocks
(Cost $ 252,842,838) 282,107,264
1 1
Exchange-Traded Funds 0.1%
Equity Funds 0.1%
Vanguard Financials ETF 1,110 142,302
Total Exchange-Traded Funds
(Cost $ 145,609) 142,302
1 1
Rights 0.0%
Consumer Staples 0.0%
Consumer Staples Distribution & Retail
0.0%
Walgreens Boots Alliance, Inc.
(a),(b),(c)
11,530 5,765
1 1 5,765
Total Consumer Staples 5,765
Health Care 0.0%
Biotechnology 0.0%
Mirati Therapeutics, Inc.
(a),(b),(c)
51 25
1 1 25
Health Care Equipment & Supplies 0.0%
Hologic, Inc.
(a),(c)
9,153 92
1 1 92
Total Health Care 117
Total Rights
(Cost $ 92) 5,882

Portfolio of Investments
(continued)
Columbia Research Enhanced Value ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Security
Acquisition
Date
Shares
Cost ($)
Value ($)
Mirati Therapeutics, Inc.
01/24/2024
51
–
25
Walgreens Boots Alliance, Inc.
08/29/2025
11,530
–
5,765
–
5,790
Notes to Portfolio of Investments
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.
However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/
or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Issuer . Shares . Value ($)
1 1
Money Market Funds 0.7%
Goldman Sachs Financial Square Funds -
Treasury Instruments Fund, Institutional Class,
3.519%
(d)
2,013,681 2,013,681
1 1 1
Total Money Market Funds
(Cost $ 2,013,681) 2,013,681
Issuer . Shares . Value ($)
1 1
Total Investments in Securities
(Cost $ 255,002,220) 284,269,129
Other Assets & Liabilities, Net 178,602
Net Assets 284,447,731
(a) Non-income producing investment.
(b) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The
Fund will not incur any registration costs upon such a trade. At April 30, 2026, the total market value of these securities amounted to $5,790, which represents less than
0.01% of total net assets. Additional information on these securities is as follows:
(c) Valuation based on significant unobservable inputs.
(d) The rate shown is the seven-day current annualized yield at April 30, 2026.
Abbreviation Legend
REIT Real Estate Investment Trust

Portfolio of Investments
(continued)
Columbia Research Enhanced Value ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The
Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The
Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2026:
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 24,157,474 — — 24,157,474
Consumer Discretionary 19,982,724 — — 19,982,724
Consumer Staples 20,480,476 — — 20,480,476
Energy 20,196,553 — — 20,196,553
Financials 56,930,078 — — 56,930,078
Health Care 32,491,453 — — 32,491,453
Industrials 36,304,850 — — 36,304,850
Information Technology 34,604,435 — — 34,604,435
Materials 12,085,711 — — 12,085,711
Real Estate 11,780,204 — — 11,780,204
Utilities 13,093,306 — — 13,093,306
Total Common Stocks 282,107,264 — — 282,107,264
Exchange-Traded Funds 142,302 — — 142,302
Rights
Consumer Staples — — 5,765 5,765
Health Care — — 117 117
Total Rights — — 5,882 5,882
Money Market Funds 2,013,681 — — 2,013,681
Total Investments in Securities 284,263,247 — 5,882 284,269,129
Fair value measurements (continued)

Statement of Assets and Liabilities
Columbia Research Enhanced Value ETF
April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Assets
Investments in securities, at value $ –
Unaffiliated issuers (cost $255,002,220) $ 284,269,129
Receivable for: –
Capital shares sold 769,996
Dividends 230,825
Expense reimbursement due from Investment Manager 251
Total assets 285,270,201
Liabilities
Payable for: —
Investments purchased 762,390
Investment management fees 41,372
Compensation of board members 151
Other expenses 18,557
Total liabilities 822,470
Net assets applicable to outstanding capital stock $ 284,447,731
Represented by:
Paid in capital
$ 250,851,137
Total distributable earnings (loss) 33,596,594
Total - representing net assets applicable to outstanding capital stock $ 284,447,731
Net assets
$ 284,447,731
Shares outstanding
9,235,364
Net asset value per share
$ 30.80

Statement of Operations
Columbia Research Enhanced Value ETF
Six Months Ended April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Net investment income
Income:
Dividends - unaffiliated issuers $ 1,854,030
Foreign taxes withheld (1,148)
Total income 1,852,882
Expenses:
Investment management fees 171,414
Overdraft fees 21
Total expenses 171,435
Fees waived or expenses reimbursed by Investment Manager and its affiliates (400)
Total net expenses 171,035
Net investment income 1,681,847
Realized and unrealized gain (loss) - net
Net realized gain (loss) on: –
Investments - unaffiliated issuers (3,536,716)
In-kind transactions 6,907,241
Net realized gain 3,370,525
Net change in unrealized appreciation on: –
Investments - unaffiliated issuers 20,773,762
Net change in unrealized appreciation 20,773,762
Net realized and unrealized gain 24,144,287
Net increase in net assets resulting from operations 25,826,134

Statement of Changes in Net Assets
Columbia Research Enhanced Value ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
Operations – –
Net investment income $ 1,681,847 $ 1,646,184
Net realized gain 3,370,525 5,213,911
Net change in unrealized appreciation 20,773,762 2,093,363
Net increase in net assets resulting from operations 25,826,134 8,953,458
Distributions to Shareholders – –
Net investment income and net realized gains (3,462,362) (1,143,342)
Total distributions to shareholders (3,462,362) (1,143,342)
Increase in net assets from capital stock activity 171,892,752 16,334,987
Total increase in net assets 194,256,524 24,145,103
Net Assets: – –
Net assets at beginning of period 90,191,207 66,046,104
Net assets at end of period $ 284,447,731 $ 90,191,207
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
Shares
Dollars ($)
Shares
Dollars ($)
Capital stock activity
Shares sold 6,150,000 177,974,234 1,175,000 30,679,660
Fund reorganization 1,035,364 29,332,157 — —
Shares redeemed (1,175,000) (35,413,639) (550,000) (14,344,673)
Net increase 6,010,364 171,892,752 625,000 16,334,987

Financial Highlights
Columbia Research Enhanced Value ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

The following table is intended to help you understand the Fund’s financial performance. Per share net investment income
(loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager, if applicable. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Per share data
Net asset value, beginning of period $ 27 .97 $ 25 .40 $ 19 .65 $ 19 .74 $ 20 .96 $ 18 .46
Income (loss) from investment operations:
Net investment income 0 .27 0 .60 0 .53 0 .49 0 .47 0 .43
Net realized and unrealized gain (loss) 3 .16 2 .44 5 .76 ( 0 .10 ) ( 1 .44 ) 6 .74
Total from investment operations 3 .43 3 .04 6 .29 0 .39 ( 0 .97 ) 7 .17
Less distributions to shareholders from:
Net investment income ( 0 .30 ) ( 0 .47 ) ( 0 .54 ) ( 0 .48 ) ( 0 .12 ) ( 4 .16 )
Net realized gains ( 0 .30 ) — — — ( 0 .13 ) ( 0 .51 )
Total distributions to shareholders ( 0 .60 ) ( 0 .47 ) ( 0 .54 ) ( 0 .48 ) ( 0 .25 ) ( 4 .67 )
Net asset value, end of period $ 30 .80 $ 27 .97 $ 25 .40 $ 19 .65 $ 19 .74 $ 20 .96
Total Return at NAV 12 .47% 12 .21% 32 .50% 2 .02% ( 4 .66 ) % 45 .48%
Ratios to average net assets
Total gross expenses
(a)
0 .19%
(b)
0 .19% 0 .19%
(c)
0 .19%
(c)
0 .19% 0 .19%
Total net expenses
(d)
0 .19%
(b)
0 .19%
(a)
0 .19%
(a) (c)
0 .19%
(a) (c)
0 .19%
(a)
0 .19%
(a)
Net investment income 1 .87% 2 .29% 2 .26% 2 .43% 2 .30% 2 .14%
Supplemental data
Net assets, end of period (in thousands) $ 284,448 $ 90,191 $ 66,046 $ 18,669 $ 17,276 $ 11,003
Portfolio turnover 28% 69% 62% 76% 99% 84%
Notes to Financial Highlights
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b) Ratios include less than 0.01% attributed to fees outside the unitary fee (as defined in Note 3).
(c) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the unitary fee (as defined in Note 3).
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

Portfolio of Investments
Columbia Select Technology ETF, April 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer . Shares . Value ($)
Common Stocks 98 .3%
Communication Services 8.8%
Entertainment 1.3%
Netflix, Inc.
(a)
5,785 541,534
Interactive Media & Services 7.5%
Alphabet, Inc., Class A 5,485 2,110,628
Meta Platforms, Inc., Class A 1,768 1,081,857
Total 3,192,485
Total Communication Services 3,734,019
Consumer Discretionary 4.0%
Broadline Retail 4.0%
Amazon.com, Inc.
(a)
6,345 1,681,806
Total Consumer Discretionary 1,681,806
Financials 3.4%
Financial Services 3.4%
Mastercard, Inc., Class A 1,271 639,211
Visa, Inc., Class A 2,489 820,972
Total 1,460,183
Total Financials 1,460,183
Industrials 0.7%
Ground Transportation 0.7%
Uber Technologies, Inc.
(a)
3,896 290,681
Total Industrials 290,681
Information Technology 81.4%
Communications Equipment 3.2%
Arista Networks, Inc.
(a)
2,729 471,325
Cisco Systems, Inc. 4,597 420,626
Lumentum Holdings, Inc.
(a)
270 243,626
Motorola Solutions, Inc. 551 241,906
Total 1,377,483
Electronic Equipment, Instruments &
Components 1.7%
Amphenol Corp., Class A 2,377 350,061
Corning, Inc. 2,162 355,087
Total 705,148
IT Services 0.9%
Shopify, Inc., Class A
(a)
3,018 365,570
Issuer . Shares . Value ($)
Common Stocks (continued)
Semiconductors & Semiconductor
Equipment 54.2%
Advanced Micro Devices, Inc.
(a)
1,317 466,863
Analog Devices, Inc. 1,565 629,537
Applied Materials, Inc. 3,038 1,198,461
ASML Holding NV 885 1,273,506
Broadcom, Inc. 10,461 4,366,735
Intel Corp.
(a)
4,602 434,797
KLA Corp. 135 236,297
Lam Research Corp. 10,862 2,800,875
Marvell Technology, Inc. 2,948 486,862
Micron Technology, Inc. 3,634 1,879,359
NVIDIA Corp. 34,148 6,814,917
NXP Semiconductors NV 1,406 412,788
Taiwan Semiconductor Manufacturing Co. Ltd.
ADR 4,971 1,968,814
Total 22,969,811
Software 12.1%
Cadence Design Systems, Inc.
(a)
905 298,279
Crowdstrike Holdings, Inc., Class A
(a)
1,312 584,824
Intuit, Inc. 727 282,440
Microsoft Corp. 6,730 2,744,359
Oracle Corp. 2,831 456,895
Synopsys, Inc.
(a)
1,580 762,508
Total 5,129,305
Technology Hardware, Storage &
Peripherals 9.3%
Apple, Inc. 12,286 3,333,806
Western Digital Corp. 1,431 621,798
Total 3,955,604
Total Information Technology 34,502,921
Total Common Stocks
(Cost $ 27,723,160 ) 41,669,610
1 1
Money Market Funds 1 .6%
Goldman Sachs Financial Square Funds -
Treasury Instruments Fund, Institutional Class,
3.519%
(b)
676,667 676,667
1 1 1
Total Money Market Funds
(Cost $ 676,667 ) 676,667

Portfolio of Investments
(continued)
Columbia Select Technology ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Notes to Portfolio of Investments
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.
However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/
or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The
Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The
Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
Issuer . Shares . Value ($)
1 1
Total Investments in Securities
(Cost $ 28,399,827 ) 42,346,277
Other Assets & Liabilities, Net 54,283
Net Assets 42,400,560
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at April 30, 2026.
Abbreviation Legend
ADR American Depositary Receipt

Portfolio of Investments
(continued)
Columbia Select Technology ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2026:
See the Portfolio of Investments for all investment classifications not indicated in the table.
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 3,734,019 — — 3,734,019
Consumer Discretionary 1,681,806 — — 1,681,806
Financials 1,460,183 — — 1,460,183
Industrials 290,681 — — 290,681
Information Technology 34,502,921 — — 34,502,921
Total Common Stocks 41,669,610 — — 41,669,610
Money Market Funds 676,667 — — 676,667
Total Investments in Securities 42,346,277 — — 42,346,277
Fair value measurements (continued)

Statement of Assets and Liabilities
Columbia Select Technology ETF
April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Assets
Investments in securities, at value $ –
Unaffiliated issuers (cost $28,399,827) $ 42,346,277
Receivable for: –
Investments sold 72,996
Dividends 5,506
Foreign tax reclaims 351
Expense reimbursement due from Investment Manager 108
Total assets 42,425,238
Liabilities
Payable for: —
Investment management fees 24,678
Total liabilities 24,678
Net assets applicable to outstanding capital stock $ 42,400,560
Represented by:
Paid in capital
$ 28,391,932
Total distributable earnings (loss) 14,008,628
Total - representing net assets applicable to outstanding capital stock $ 42,400,560
Net assets
$ 42,400,560
Shares outstanding
1,225,000
Net asset value per share
$ 34.61

Statement of Operations
Columbia Select Technology ETF
Six Months Ended April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Net investment income
Income:
Dividends - unaffiliated issuers $ 91,748
Foreign taxes withheld (2,843)
Total income 88,905
Expenses:
Investment management fees 134,308
Overdraft fees 85
Total expenses 134,393
Fees waived or expenses reimbursed by Investment Manager and its affiliates (557)
Total net expenses 133,836
Net investment loss (44,931)
Realized and unrealized gain (loss) - net
Net realized gain (loss) on: –
Investments - unaffiliated issuers (623,827)
In-kind transactions 889,557
Net realized gain 265,730
Net change in unrealized appreciation on: –
Investments - unaffiliated issuers 3,487,648
Net change in unrealized appreciation 3,487,648
Net realized and unrealized gain 3,753,378
Net increase in net assets resulting from operations 3,708,447

Statement of Changes in Net Assets
Columbia Select Technology ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
Operations – –
Net investment loss $ (44,931) $ (23,680)
Net realized gain 265,730 6,759,746
Net change in unrealized appreciation 3,487,648 1,589,498
Net increase in net assets resulting from operations 3,708,447 8,325,564
Distributions to Shareholders – –
Net investment income and net realized gains (1,511,202) (377,129)
Total distributions to shareholders (1,511,202) (377,129)
Increase (decrease) in net assets from capital stock activity 6,215,147 (12,185,811)
Total increase (decrease) in net assets 8,412,392 (4,237,376)
Net Assets: – –
Net assets at beginning of period 33,988,168 38,225,544
Net assets at end of period $ 42,400,560 $ 33,988,168
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
Shares
Dollars ($)
Shares
Dollars ($)
Capital stock activity
Shares sold 275,000 8,547,186 225,000 6,688,963
Shares redeemed (75,000) (2,332,039) (725,050) (18,874,774)
Net increase (decrease) 200,000 6,215,147 (500,050) (12,185,811)

Financial Highlights
Columbia Select Technology ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

The following table is intended to help you understand the Fund’s financial performance. Per share net investment income
(loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager, if applicable. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended October 31,
2022
(a)
2025 2024 2023
Per share data
Net asset value, beginning of period $ 33 .16 $ 25 .07 $ 17 .51 $ 14 .88 $ 20 .00
Income (loss) from investment operations:
Net investment income (loss) ( 0 .04 ) ( 0 .02 ) 0 .05 0 .05 0 .00
Net realized and unrealized gain (loss) 2 .86 8 .36 7 .71 2 .69 ( 5 .12 )
Total from investment operations 2 .82 8 .34 7 .76 2 .74 ( 5 .12 )
Less distributions to shareholders from:
Net investment income — ( 0 .05 ) ( 0 .05 ) ( 0 .03 ) —
Net realized gains ( 1 .37 ) ( 0 .20 ) ( 0 .15 ) ( 0 .08 ) —
Total distributions to shareholders ( 1 .37 ) ( 0 .25 ) ( 0 .20 ) ( 0 .11 ) —
Net asset value, end of period $ 34 .61 $ 33 .16 $ 25 .07 $ 17 .51 $ 14 .88
Total Return at NAV 9 .20% 33 .55% 44 .43% 18 .45% ( 25 .60 ) %
Ratios to average net assets
Total gross expenses
(b)
0 .75%
(c)
0 .75% 0 .75% 0 .75% 0 .75%
Total net expenses
(d)
0 .75%
(c)
0 .75% 0 .74%
(b)
0 .75%
(b)
0 .75%
(b)
Net investment income (loss) ( 0 .25 ) % ( 0 .07 ) % 0 .20% 0 .29% 0 .09%
Supplemental data
Net assets, end of period (in thousands) $ 42,401 $ 33,988 $ 38,226 $ 24,082 $ 12,278
Portfolio turnover 10% 65% 60% 26% 19%
Notes to Financial Highlights
(a) The Fund commenced operations on March 29, 2022. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(c) Ratios include less than 0.01% attributed to fees outside the unitary fee (as defined in Note 3).
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

Portfolio of Investments
Columbia Short Duration Bond ETF, April 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Mortgage-Backed Securities 10 .0%
Uniform Mortgage-Backed Security, TBA
(a)
05/01/2039 4.000% 1,798,000 1,751,633
05/01/2041 4.500% 4,812,300 4,774,520
05/01/2041 5.000% 7,068,000 7,119,203
05/01/2041 5.500% 4,789,400 4,891,997
05/01/2041 6.000% 1,661,000 1,714,230
1 1 1 1 1
Total Agency Mortgage-Backed Securities
(Cost $ 20,267,076 ) 20,251,583
1 1
Corporate Bonds 53 .3%
Advertising 0.2%
Lamar Media Corp.
02/15/2028 3.750% 225,000 220,665
02/15/2030 4.000% 40,000 38,448
Omnicom Group, Inc.
10/01/2028 4.650% 50,000 50,111
06/01/2030 4.200% 100,000 98,170
Total 407,394
Aerospace & Defense 1.5%
AAR Escrow Issuer LLC
(b)
03/15/2029 6.750% 220,000 225,920
Boeing Co.
05/01/2030 5.150% 750,000 761,887
Bombardier, Inc.
(b)
11/15/2030 8.750% 100,000 106,287
Howmet Aerospace, Inc.
01/15/2029 3.000% 100,000 96,411
L3Harris Technologies, Inc.
06/01/2029 5.050% 25,000 25,448
06/01/2031 5.250% 120,000 122,945
Northrop Grumman Corp.
01/15/2028 3.250% 60,000 58,983
07/15/2030 4.650% 100,000 100,598
RTX Corp.
05/04/2027 3.125% 100,000 98,966
11/16/2028 4.125% 415,000 413,357
Spirit AeroSystems, Inc.
06/15/2028 4.600% 100,000 100,065
TransDigm, Inc.
(b)
03/01/2029 6.375% 350,000 357,445
12/15/2030 6.875% 250,000 257,746
Total 2,726,058
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Agriculture 0.4%
Altria Group, Inc.
05/06/2030 3.400% 185,000 177,052
BAT Capital Corp.
08/15/2027 3.557% 33,000 32,657
03/25/2028 2.259% 275,000 264,306
Bunge Ltd. Finance Corp.
09/17/2029 4.200% 150,000 148,646
Darling Ingredients, Inc.
(b)
04/15/2027 5.250% 50,000 49,976
06/15/2030 6.000% 100,000 100,884
Total 773,521
Airlines 0.5%
Allegiant Travel Co.
(b)
08/15/2027 7.250% 57,000 57,235
American Airlines Pass-Through Trust
Series 2015-1  Class A
11/01/2028 3.375% 64,002 63,057
Series A  Class A
04/01/2028 3.700% 83,632 83,246
Series AA  Class AA
07/15/2029 3.575% 27,410 26,899
American Airlines, Inc.
(b)
02/15/2028 7.250% 120,000 121,612
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
(b)
04/20/2029 5.750% 200,000 200,078
Delta Air Lines, Inc.
04/19/2028 4.375% 50,000 49,713
07/10/2028 4.950% 125,000 125,764
10/28/2029 3.750% 25,000 24,077
JetBlue Pass-Through Trust
Series 1A  Class A
05/15/2034 4.000% 33,641 31,605
Series 2019  Class AA
11/15/2033 2.750% 35,978 31,782
Southwest Airlines Co.
02/10/2030 2.625% 80,000 73,637
United Airlines Holdings, Inc.
03/01/2031 5.375% 100,000 98,609
United Airlines, Inc.
(b)
04/15/2029 4.625% 33,000 32,558
Total 1,019,872

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Apparel 0.1%
PVH Corp.
06/13/2030 5.500% 50,000 50,724
Tapestry, Inc.
07/15/2027 4.125% 50,000 49,734
03/11/2030 5.100% 50,000 50,602
VF Corp.
04/23/2030 2.950% 150,000 136,050
Total 287,110
Auto Manufacturers 0.8%
Allison Transmission, Inc.
(b)
06/01/2029 5.875% 50,000 50,471
Ford Motor Co.
02/12/2032 3.250% 100,000 87,737
Ford Motor Credit Co. LLC
03/08/2029 5.800% 50,000 50,632
11/13/2030 4.000% 120,000 112,657
General Motors Financial Co., Inc.
01/07/2029 5.800% 150,000 154,332
07/15/2029 5.550% 100,000 102,486
Jaguar Land Rover Automotive PLC
(b)
01/15/2028 5.875% 280,000 279,657
Nissan Motor Acceptance Co. LLC
(b)
03/09/2028 2.750% 75,000 71,040
09/15/2028 7.050% 125,000 128,124
09/29/2028 5.625% 100,000 99,321
09/30/2030 6.125% 50,000 49,255
Nissan Motor Co. Ltd.
(b)
09/17/2027 4.345% 400,000 394,784
09/17/2030 4.810% 200,000 186,978
Total 1,767,474
Auto Parts & Equipment 0.4%
Adient Global Holdings Ltd.
(b)
04/15/2028 7.000% 100,000 101,823
Clarios Global LP/Clarios U.S. Finance Co.
(b)
05/15/2028 6.750% 60,000 61,060
Forvia SE
(b)
06/15/2030 8.000% 200,000 210,707
Lear Corp.
05/15/2029 4.250% 25,000 24,667
05/30/2030 3.500% 25,000 23,770
Phinia, Inc.
(b)
04/15/2029 6.750% 100,000 102,533
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
ZF North America Capital, Inc.
(b)
04/14/2028 6.875% 150,000 153,398
04/14/2030 7.125% 50,000 50,043
04/23/2030 6.750% 50,000 49,529
Total 777,530
Banks 2.7%
Banco Nacional de Panama
(b)
08/11/2030 2.500% 400,000 359,410
Bank of Montreal
(c)
5 yr. USD Swap + 1.432%
12/15/2032 3.803% 25,000 24,582
5 yr. CMT + 1.400%
01/10/2037 3.088% 40,000 35,770
Barclays PLC
(c)
1 day USD SOFR + 1.230%
02/25/2031 5.367% 700,000 712,802
China Construction Bank Corp.
(b),(c)
5 yr. CMT + 1.400%
01/21/2032 2.850% 200,000 197,622
Citigroup, Inc.
(c)
5 yr. CMT + 1.280%
11/19/2034 5.592% 725,000 736,134
Citizens Financial Group, Inc.
(c)
1 day USD SOFR + 1.259%
03/05/2031 5.253% 30,000 30,368
1 day USD SOFR + 1.910%
07/23/2032 5.718% 100,000 102,994
Deutsche Bank AG
(c)
1 day USD SOFR + 2.510%
11/20/2029 6.819% 150,000 157,324
Fifth Third Bancorp
(c)
1 day USD SOFR + 2.340%
07/27/2029 6.339% 345,000 357,340
1 day USD SOFR + 1.840%
01/29/2032 5.631% 60,000 61,831
Fifth Third Financial Corp.
02/01/2029 4.000% 90,000 88,725
FNB Corp.
(c)
1 day USD SOFR Index +
1.930%
12/11/2030 5.722% 50,000 50,463
HSBC Holdings PLC
(c)
1 day USD SOFR + 4.250%
11/03/2033 8.113% 600,000 688,808
Huntington Bancshares, Inc.
(c)
1 day USD SOFR + 2.020%
08/21/2029 6.208% 100,000 103,481
KeyCorp
10/01/2029 2.550% 60,000 56,185

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Morgan Stanley
(c)
1 day USD SOFR + 1.360%
09/16/2036 2.484% 775,000 671,027
Pinnacle Financial Partners, Inc.
(c)
1 day USD SOFR + 2.347%
11/01/2030 6.168% 15,000 15,376
Santander Holdings USA, Inc.
(c)
1 day USD SOFR + 2.500%
01/09/2030 6.174% 100,000 103,189
1 day USD SOFR + 1.940%
09/06/2030 5.353% 50,000 50,557
Santander U.K. Group Holdings PLC
(c)
1 day USD SOFR Index +
1.554%
09/11/2030 4.858% 200,000 200,162
Southstate Bank Corp.
(c)
3 mo. USD Term SOFR +
3.190%
06/13/2035 7.000% 55,000 57,157
Webster Financial Corp.
03/25/2029 4.100% 85,000 83,116
Webster Financial Corp.
(c)
5 yr. CMT + 2.125%
09/11/2035 5.784% 50,000 50,621
Western Alliance Bank
(c)
5 yr. CMT + 2.850%
11/15/2035 6.537% 100,000 98,734
Zions Bancorp NA
(c)
1 day USD SOFR + 1.055%
02/09/2029 4.483% 250,000 248,631
Total 5,342,409
Beverages 0.2%
Constellation Brands, Inc.
08/01/2031 2.250% 50,000 44,177
Keurig Dr. Pepper, Inc.
05/01/2030 3.200% 75,000 70,546
04/15/2032 4.050% 200,000 189,834
Total 304,557
Biotechnology 0.5%
Amgen, Inc.
03/02/2030 5.250% 745,000 763,927
Biogen, Inc.
05/01/2030 2.250% 20,000 18,306
Royalty Pharma PLC
09/02/2031 2.150% 150,000 131,552
Total 913,785
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Building Materials 1.0%
Amrize Finance U.S. LLC
04/07/2027 4.600% 125,000 125,374
04/07/2030 4.950% 100,000 101,096
Builders FirstSource, Inc.
(b)
03/01/2030 5.000% 150,000 146,967
Carlisle Cos., Inc.
03/01/2030 2.750% 50,000 46,759
Carrier Global Corp.
02/15/2027 2.493% 50,000 49,352
CRH SMW Finance DAC
05/21/2029 5.200% 250,000 255,398
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
(b)
12/15/2030 6.625% 320,000 328,016
Johnson Controls International PLC/Tyco Fire & Security Finance
SCA
09/15/2030 1.750% 60,000 53,405
12/01/2032 4.900% 70,000 70,257
Lennox International, Inc.
09/15/2028 5.500% 50,000 51,012
Martin Marietta Materials, Inc.
12/15/2027 3.500% 40,000 39,457
07/15/2031 2.400% 55,000 49,080
Masco Corp.
11/15/2027 3.500% 25,000 24,679
10/01/2030 2.000% 100,000 88,932
02/15/2031 2.000% 30,000 26,502
Owens Corning
02/15/2030 3.500% 100,000 96,011
06/01/2030 3.875% 25,000 24,268
Smyrna Ready Mix Concrete LLC
(b)
11/01/2028 6.000% 60,000 59,936
Standard Industries, Inc.
(b)
01/15/2028 4.750% 93,000 92,461
07/15/2030 4.375% 25,000 23,875
01/15/2031 3.375% 150,000 136,185
Vulcan Materials Co.
12/01/2029 4.950% 50,000 50,799
Total 1,939,821
Chemicals 1.3%
Albemarle Corp.
06/01/2032 5.050% 16,000 16,020
Axalta Coating Systems Dutch Holding B BV
(b)
02/15/2031 7.250% 65,000 67,519

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Axalta Coating Systems LLC
(b)
02/15/2029 3.375% 60,000 57,075
Cabot Corp.
07/01/2029 4.000% 100,000 98,143
Celanese U.S. Holdings LLC
(d)
11/15/2028 6.850% 110,000 114,957
Celanese U.S. Holdings LLC
07/15/2029 7.330% 100,000 104,884
04/15/2030 6.500% 50,000 51,147
02/15/2031 7.000% 75,000 78,024
CNAC HK Finbridge Co. Ltd.
(b)
09/22/2030 3.000% 400,000 375,722
Dow Chemical Co.
11/01/2029 7.375% 25,000 27,074
11/15/2030 2.100% 60,000 53,061
01/15/2031 4.800% 50,000 49,481
DuPont de Nemours, Inc.
(b)
11/15/2028 4.725% 44,000 44,156
Eastman Chemical Co.
08/01/2029 5.000% 70,000 70,705
FMC Corp.
10/01/2029 3.450% 190,000 172,653
Huntsman International LLC
05/01/2029 4.500% 215,000 205,762
INEOS Finance PLC
(b)
04/15/2029 7.500% 125,000 123,438
Ingevity Corp.
(b)
11/01/2028 3.875% 50,000 48,171
International Flavors & Fragrances, Inc.
09/26/2028 4.450% 100,000 99,864
LYB International Finance III LLC
01/15/2031 5.125% 50,000 50,226
Methanex Corp.
12/15/2029 5.250% 150,000 149,449
Mosaic Co.
11/15/2027 4.050% 50,000 49,688
Nutrien Ltd.
04/01/2029 4.200% 60,000 59,573
Olin Corp.
08/01/2029 5.625% 100,000 99,298
02/01/2030 5.000% 100,000 96,917
PPG Industries, Inc.
08/15/2029 2.800% 100,000 94,963
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
RPM International, Inc.
03/15/2027 3.750% 50,000 49,719
Sherwin-Williams Co.
06/01/2027 3.450% 40,000 39,644
08/15/2030 4.500% 100,000 99,711
Total 2,647,044
Commercial Services 1.7%
ADT Security Corp.
(b)
08/01/2029 4.125% 100,000 96,152
Albion Financing 1 SARL/Aggreko Holdings, Inc.
(b)
05/21/2030 7.000% 200,000 206,377
Belron U.K. Finance PLC
(b)
10/15/2029 5.750% 50,000 50,500
Block Financial LLC
08/15/2030 3.875% 50,000 47,044
09/15/2032 5.375% 180,000 175,599
Block, Inc.
(b)
08/15/2030 5.625% 50,000 50,024
Block, Inc.
06/01/2026 2.750% 35,000 34,918
Brink's Co.
(b)
10/15/2027 4.625% 70,000 69,667
Clarivate Science Holdings Corp.
(b)
07/01/2028 3.875% 50,000 48,277
DP World Crescent Ltd.
(b)
09/26/2028 4.848% 400,000 396,312
07/18/2029 3.875% 200,000 191,131
Equifax, Inc.
06/01/2028 5.100% 50,000 50,541
05/15/2030 3.100% 60,000 56,255
GEO Group, Inc.
04/15/2029 8.625% 150,000 156,040
Global Payments, Inc.
11/15/2030 4.875% 200,000 196,300
11/15/2032 5.200% 25,000 24,427
Herc Holdings, Inc.
(b)
06/15/2029 6.625% 60,000 61,484
06/15/2030 7.000% 225,000 234,165
03/15/2031 5.750% 100,000 100,187
Moody's Corp.
02/01/2029 4.250% 25,000 24,981
Prime Security Services Borrower LLC/Prime Finance, Inc.
(b)
08/31/2027 3.375% 90,000 88,113

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Quanta Services, Inc.
08/09/2027 4.750% 100,000 100,426
10/01/2030 2.900% 40,000 37,264
Service Corp. International
06/01/2029 5.125% 140,000 139,713
08/15/2030 3.375% 200,000 186,319
TR Finance LLC
05/15/2026 3.350% 25,000 24,986
TriNet Group, Inc.
(b)
03/01/2029 3.500% 150,000 139,756
Triton Container International Ltd./TAL International Container
Corp.
03/15/2032 3.250% 50,000 44,692
United Rentals North America, Inc.
11/15/2027 3.875% 150,000 147,853
01/15/2028 4.875% 50,000 49,899
07/15/2030 4.000% 150,000 143,790
02/15/2031 3.875% 100,000 94,605
Williams Scotsman, Inc.
(b)
06/15/2029 6.625% 65,000 66,705
04/15/2030 6.625% 50,000 51,477
Total 3,585,979
Computers 0.5%
Amdocs Ltd.
06/15/2030 2.538% 100,000 90,560
CGI, Inc.
03/14/2030 4.950% 50,000 50,111
09/14/2031 2.300% 100,000 87,200
Crowdstrike Holdings, Inc.
02/15/2029 3.000% 75,000 71,483
Dell International LLC/EMC Corp.
10/01/2029 5.300% 60,000 61,290
10/06/2032 4.750% 150,000 148,371
DXC Technology Co.
09/15/2028 2.375% 100,000 93,900
Fortinet, Inc.
03/15/2031 2.200% 20,000 17,798
Gartner, Inc.
03/20/2031 4.950% 50,000 48,644
Genpact U.K. Finco PLC/Genpact USA, Inc.
11/18/2030 4.950% 25,000 24,494
Hewlett Packard Enterprise Co.
10/15/2029 4.550% 100,000 99,605
10/15/2031 4.850% 100,000 99,351
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
HP, Inc.
06/17/2027 3.000% 40,000 39,367
04/15/2029 4.000% 55,000 54,071
06/17/2031 2.650% 50,000 44,718
Leidos, Inc.
02/15/2031 2.300% 50,000 44,451
NetApp, Inc.
03/17/2032 5.500% 65,000 66,484
Total 1,141,898
Cosmetics & Personal Care 0.1%
Edgewell Personal Care Co.
(b)
06/01/2028 5.500% 100,000 99,765
04/01/2029 4.125% 50,000 47,769
Haleon U.S. Capital LLC
03/24/2029 3.375% 60,000 58,350
Perrigo Finance Unlimited Co.
06/15/2030 5.150% 50,000 47,404
Total 253,288
Distribution & Wholesale 0.1%
LKQ Corp.
06/15/2028 5.750% 100,000 101,703
RB Global Holdings, Inc.
(b)
03/15/2028 6.750% 50,000 50,704
Total 152,407
Diversified Financial Services 3.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
10/29/2028 3.000% 300,000 289,023
01/30/2032 3.300% 300,000 274,385
Affiliated Managers Group, Inc.
06/15/2030 3.300% 50,000 47,039
Ally Financial, Inc.
(c)
1 day USD SOFR Index +
1.960%
05/15/2029 5.737% 200,000 203,085
Ally Financial, Inc.
11/02/2028 2.200% 100,000 94,388
American Express Co.
(c)
1 day USD SOFR + 2.255%
05/26/2033 4.989% 25,000 24,866
BGC Group, Inc.
06/10/2029 6.600% 25,000 25,770
04/02/2030 6.150% 100,000 102,432

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Capital One Financial Corp.
(c)
1 day USD SOFR + 3.070%
10/30/2031 7.624% 210,000 231,782
1 day USD SOFR + 1.150%
01/30/2032 4.722% 150,000 148,061
Charming Light Investments Ltd.
(b)
12/21/2027 4.375% 200,000 199,689
China Cinda Finance 2017 I Ltd.
(b)
02/08/2028 4.750% 200,000 200,902
Coinbase Global, Inc.
(b)
10/01/2028 3.375% 50,000 47,939
Credit Acceptance Corp.
(b)
03/15/2030 6.625% 75,000 74,732
Encore Capital Group, Inc.
(b)
04/01/2029 9.250% 50,000 52,326
GGAM Finance Ltd.
(b)
02/15/2027 8.000% 100,000 100,917
06/15/2028 8.000% 100,000 104,139
Global Aircraft Leasing Co. Ltd.
(b)
09/01/2027 8.750% 50,000 50,778
Jane Street Group/JSG Finance, Inc.
(b)
11/15/2029 4.500% 100,000 97,183
Jefferies Financial Group, Inc.
07/21/2028 5.875% 100,000 102,171
10/15/2031 2.625% 100,000 87,410
Lazard Group LLC
03/11/2029 4.375% 50,000 49,506
LPL Holdings, Inc.
06/15/2030 5.150% 170,000 171,113
Marex Group PLC
05/08/2028 5.829% 50,000 50,473
Nasdaq, Inc.
01/15/2031 1.650% 50,000 43,983
Navient Corp.
03/15/2029 5.500% 92,000 88,421
07/25/2030 9.375% 100,000 103,711
Nomura Holdings, Inc.
01/16/2030 3.103% 200,000 188,607
OneMain Finance Corp.
01/15/2027 3.500% 115,000 113,419
01/15/2028 6.625% 150,000 152,075
09/15/2028 3.875% 60,000 58,000
05/15/2029 6.625% 50,000 50,901
11/15/2029 5.375% 225,000 220,971
03/15/2030 7.875% 50,000 52,130
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
05/15/2030 6.125% 250,000 249,084
09/15/2030 4.000% 75,000 69,008
PennyMac Financial Services, Inc.
(b)
02/15/2029 4.250% 50,000 47,722
12/15/2029 7.875% 50,000 51,927
11/15/2030 7.125% 100,000 101,225
PRA Group, Inc.
(b)
01/31/2030 8.875% 50,000 51,690
Radian Group, Inc.
05/15/2029 6.200% 50,000 51,707
Rocket Cos., Inc.
(b)
08/01/2029 6.500% 420,000 428,433
08/01/2030 6.125% 200,000 203,067
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
(b)
10/15/2026 2.875% 100,000 99,105
SLM Corp.
11/02/2026 3.125% 35,000 34,554
01/31/2030 6.500% 25,000 25,216
Stonebriar ABF Issuer LLC
(b)
12/15/2030 8.125% 50,000 52,457
Sumisho Air Lease Corp.
02/01/2028 5.300% 50,000 50,529
12/01/2030 3.125% 135,000 124,760
Sumisho Air Lease Corp.
(b)
03/24/2029 4.500% 150,000 149,043
Synchrony Financial
12/01/2027 3.950% 85,000 84,062
10/28/2031 2.875% 50,000 43,951
Synchrony Financial
(c)
1 day USD SOFR Index +
2.130%
08/02/2030 5.935% 100,000 101,942
United Wholesale Mortgage LLC
(b)
04/15/2029 5.500% 75,000 71,508
UWM Holdings LLC
(b)
02/01/2030 6.625% 150,000 143,979
Western Union Co.
03/15/2031 2.750% 15,000 13,551
Total 6,150,847
Electric 3.9%
AES Corp.
06/01/2028 5.450% 50,000 50,487
01/15/2031 2.450% 100,000 89,051
03/15/2032 5.800% 50,000 50,846

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Ameren Corp.
01/15/2031 3.500% 50,000 47,490
American Electric Power Co., Inc.
01/15/2029 5.200% 20,000 20,373
03/01/2033 5.625% 50,000 51,745
Avangrid, Inc.
06/01/2029 3.800% 50,000 48,759
Black Hills Corp.
10/15/2029 3.050% 100,000 94,942
01/31/2031 4.550% 100,000 99,113
Clearway Energy Operating LLC
(b)
03/15/2028 4.750% 80,000 79,461
ContourGlobal Power Holdings SA
(b)
02/28/2030 6.750% 130,000 132,399
Dominion Energy, Inc.
05/15/2028 4.600% 200,000 200,672
Series C
04/01/2030 3.375% 83,000 79,324
DTE Energy Co.
04/01/2030 5.200% 150,000 152,889
Series C
06/15/2029 3.400% 60,000 58,008
Duke Energy Corp.
03/15/2028 4.300% 60,000 59,908
08/15/2032 4.500% 100,000 98,521
Edison International
11/15/2028 5.250% 50,000 50,251
11/15/2029 6.950% 60,000 63,034
03/15/2031 4.800% 100,000 97,602
Empresas Publicas de Medellin ESP
(b)
07/18/2029 4.250% 200,000 189,484
Enel Chile SA
06/12/2028 4.875% 300,000 302,440
Eskom Holdings
(b)
08/10/2028 6.350% 200,000 203,044
Evergy Kansas Central, Inc.
03/13/2028 4.700% 50,000 50,216
Eversource Energy
Series R
08/15/2030 1.650% 100,000 88,101
Exelon Corp.
04/15/2030 4.050% 275,000 269,300
FirstEnergy Corp.
03/01/2030 2.650% 150,000 139,240
Series B
07/15/2027 3.900% 30,000 29,799
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Series B
09/01/2030 2.250% 60,000 54,101
FirstEnergy Transmission LLC
01/15/2033 4.750% 100,000 98,821
IPALCO Enterprises, Inc.
05/01/2030 4.250% 10,000 9,650
Israel Electric Corp. Ltd.
(b)
08/14/2028 4.250% 200,000 196,589
NextEra Energy Capital Holdings, Inc.
09/01/2027 4.685% 200,000 200,929
06/15/2028 1.900% 50,000 47,519
06/01/2030 2.250% 250,000 228,066
NRG Energy, Inc.
01/15/2028 5.750% 50,000 50,096
NRG Energy, Inc.
(b)
02/15/2029 3.375% 100,000 95,489
06/15/2029 5.250% 150,000 149,429
07/15/2029 5.750% 50,000 49,964
Pacific Gas & Electric Co.
08/01/2027 2.100% 85,000 82,574
07/01/2028 3.750% 80,000 78,527
07/01/2030 4.550% 200,000 197,630
02/01/2031 2.500% 75,000 67,471
PacifiCorp
(c)
5 yr. CMT + 3.319%
09/15/2055 7.375% 130,000 131,724
PacifiCorp
02/15/2031 5.300% 50,000 50,912
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
(b)
05/15/2027 4.125% 600,000 596,336
05/21/2028 5.450% 400,000 404,744
PG&E Corp.
07/01/2028 5.000% 50,000 49,727
07/01/2030 5.250% 200,000 197,913
PG&E Corp.
(c)
5 yr. CMT + 3.883%
03/15/2055 7.375% 50,000 51,372
PPL Capital Funding, Inc.
04/15/2030 4.125% 50,000 49,123
Public Service Enterprise Group, Inc.
11/15/2027 5.850% 60,000 61,263
Puget Energy, Inc.
06/15/2028 2.379% 50,000 47,778
Sempra
(c)
5 yr. CMT + 2.789%
10/01/2054 6.875% 100,000 101,626

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
5 yr. CMT + 2.632%
04/01/2056 6.375% 50,000 50,461
Southern Co.
06/15/2028 4.850% 100,000 100,841
03/15/2029 5.500% 60,000 61,695
WEC Energy Group, Inc.
01/15/2028 4.750% 50,000 50,296
Xcel Energy, Inc.
06/01/2032 4.600% 775,000 762,680
XPLR Infrastructure Operating Partners LP
(b)
09/15/2027 4.500% 225,000 223,324
01/15/2029 7.250% 160,000 166,411
01/15/2031 8.375% 100,000 106,794
Total 7,768,374
Electrical Components & Equipment 0.1%
Acuity Brands Lighting, Inc.
12/15/2030 2.150% 50,000 44,687
WESCO Distribution, Inc.
(b)
06/15/2028 7.250% 100,000 100,310
03/15/2029 6.375% 95,000 96,993
Total
241,990
Electronics 0.5%
Arrow Electronics, Inc.
02/15/2032 2.950% 100,000 88,888
Avnet, Inc.
05/15/2031 3.000% 50,000 45,150
06/01/2032 5.500% 50,000 50,684
Flex Ltd.
01/15/2032 5.250% 150,000 150,783
Hubbell, Inc.
08/15/2027 3.150% 50,000 49,220
03/15/2031 2.300% 25,000 22,558
Ingram Micro, Inc.
(b)
05/15/2029 4.750% 230,000 225,931
Jabil, Inc.
01/15/2030 3.600% 50,000 47,947
Keysight Technologies, Inc.
10/30/2029 3.000% 110,000 104,727
Sensata Technologies BV
(b)
09/01/2030 5.875% 100,000 100,677
TTM Technologies, Inc.
(b)
03/01/2029 4.000% 50,000 48,455
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Vontier Corp.
04/01/2028 2.400% 50,000 47,933
Total 982,953
Energy - Alternate Sources 0.1%
TerraForm Power Operating LLC
(b)
01/31/2028 5.000% 100,000 99,010
01/15/2030 4.750% 100,000 96,825
Total 195,835
Engineering & Construction 0.1%
Dycom Industries, Inc.
(b)
04/15/2029 4.500% 20,000 19,534
Fluor Corp.
09/15/2028 4.250% 50,000 49,519
Jacobs Engineering Group, Inc.
08/18/2028 6.350% 50,000 51,758
03/01/2033 5.900% 100,000 103,156
Total 223,967
Entertainment 0.5%
Allwyn Entertainment Financing U.K. PLC
(b)
04/30/2029 7.875% 50,000 51,480
Brightstar Lottery PLC
(b)
01/15/2029 5.250% 50,000 49,774
Caesars Entertainment, Inc.
(b)
02/15/2030 7.000% 250,000 253,726
Cinemark USA, Inc.
(b)
07/15/2028 5.250% 50,000 49,821
Discovery Global Holdings, Inc.
03/15/2029 4.054% 280,000 272,608
Live Nation Entertainment, Inc.
(b)
10/15/2027 4.750% 200,000 199,338
01/15/2028 3.750% 160,000 157,133
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
(b)
10/01/2029 5.125% 100,000 99,344
Total 1,133,224
Environmental Control 0.2%
Clean Harbors, Inc.
(b)
02/01/2031 6.375% 100,000 101,812
GFL Environmental, Inc.
(b)
06/15/2029 4.750% 50,000 49,414
08/15/2029 4.375% 100,000 97,657
01/15/2031 6.750% 100,000 103,661
Total 352,544

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Food 1.2%
Ahold Finance USA LLC
05/01/2029 6.875% 175,000 186,281
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/
Albertsons LLC
(b)
02/15/2028 6.500% 160,000 161,892
03/15/2029 3.500% 100,000 95,431
02/15/2030 4.875% 100,000 97,882
Campbell's Co.
04/24/2030 2.375% 60,000 54,027
Conagra Brands, Inc.
11/01/2028 4.850% 60,000 60,103
08/01/2030 5.000% 50,000 50,057
Flowers Foods, Inc.
03/15/2031 2.400% 150,000 128,646
General Mills, Inc.
04/17/2028 4.200% 100,000 99,475
04/15/2030 2.875% 60,000 56,072
03/29/2033 4.950% 100,000 99,026
Ingredion, Inc.
06/01/2030 2.900% 25,000 23,424
J.M. Smucker Co.
11/15/2028 5.900% 35,000 36,214
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
Holdings
01/15/2032 3.625% 100,000 92,524
05/15/2032 3.000% 29,000 25,827
Kellanova
Series B
04/01/2031 7.450% 100,000 112,488
Kraft Heinz Foods Co.
03/01/2031 4.250% 100,000 98,139
Kroger Co.
01/15/2029 4.500% 140,000 140,291
Lamb Weston Holdings, Inc.
(b)
05/15/2028 4.875% 50,000 49,733
McCormick & Co., Inc.
08/15/2027 3.400% 25,000 24,687
02/15/2031 1.850% 50,000 43,825
Mondelez International, Inc.
05/06/2028 4.250% 100,000 99,902
04/13/2030 2.750% 60,000 56,064
Pilgrim's Pride Corp.
04/15/2031 4.250% 150,000 144,167
03/01/2032 3.500% 25,000 22,838
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Sysco Corp.
09/23/2030 5.100% 100,000 101,183
Tyson Foods, Inc.
06/02/2027 3.550% 25,000 24,786
03/01/2029 4.350% 60,000 59,806
U.S. Foods, Inc.
(b)
09/15/2028 6.875% 200,000 204,680
02/15/2029 4.750% 50,000 49,390
Total 2,498,860
Forest Products & Paper 0.2%
Celulosa Arauco y Constitucion SA
11/02/2027 3.875% 85,000 83,851
Suzano Austria GmbH
01/15/2029 6.000% 100,000 102,391
01/15/2030 5.000% 100,000 99,423
01/15/2031 3.750% 110,000 103,505
01/15/2032 3.125% 100,000 89,029
Total 478,199
Gas 0.2%
National Fuel Gas Co.
09/15/2027 3.950% 40,000 39,660
NiSource, Inc.
05/15/2027 3.490% 50,000 49,594
03/30/2028 5.250% 100,000 101,489
05/01/2030 3.600% 100,000 96,488
Southwest Gas Corp.
03/23/2028 5.450% 80,000 81,506
Total 368,737
Hand & Machine Tools 0.1%
Kennametal, Inc.
03/01/2031 2.800% 50,000 45,451
Stanley Black & Decker, Inc.
03/06/2028 6.000% 100,000 102,941
11/15/2028 4.250% 25,000 24,937
03/15/2030 2.300% 25,000 22,902
05/15/2032 3.000% 50,000 45,134
Total 241,365
Healthcare Products 0.9%
Agilent Technologies, Inc.
06/04/2030 2.100% 10,000 9,067
Augusta SpinCo Corp.
03/23/2029 4.398% 100,000 99,641

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Avantor Funding, Inc.
(b)
07/15/2028 4.625% 140,000 137,977
11/01/2029 3.875% 115,000 109,275
Baxter International, Inc.
12/01/2028 2.272% 100,000 93,557
04/01/2031 1.730% 50,000 42,133
02/01/2032 2.539% 50,000 42,484
Dentsply Sirona, Inc.
06/01/2030 3.250% 50,000 46,274
Edwards Lifesciences Corp.
06/15/2028 4.300% 100,000 99,756
GE HealthCare Technologies, Inc.
11/15/2027 5.650% 100,000 101,802
03/15/2030 5.857% 100,000 104,156
11/22/2032 5.905% 100,000 105,477
Medline Borrower LP
(b)
04/01/2029 3.875% 155,000 150,661
10/01/2029 5.250% 200,000 199,060
Revvity, Inc.
09/15/2028 1.900% 100,000 94,027
09/15/2029 3.300% 30,000 28,760
Smith & Nephew PLC
03/20/2027 5.150% 50,000 50,291
Solventum Corp.
03/13/2031 5.450% 50,000 51,407
Stryker Corp.
02/10/2028 4.700% 50,000 50,306
09/11/2029 4.250% 35,000 34,841
06/15/2030 1.950% 50,000 45,232
Teleflex, Inc.
11/15/2027 4.625% 50,000 49,767
Teleflex, Inc.
(b)
06/01/2028 4.250% 114,000 112,324
Zimmer Biomet Holdings, Inc.
02/19/2030 5.050% 5,000 5,071
11/24/2031 2.600% 50,000 44,697
Total 1,908,043
Healthcare Services 2.2%
Adventist Health System
03/01/2032 5.430% 100,000 101,342
Centene Corp.
12/15/2029 4.625% 135,000 131,598
02/15/2030 3.375% 130,000 120,798
03/01/2031 2.500% 155,000 134,742
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Charles River Laboratories International, Inc.
(b)
05/01/2028 4.250% 300,000 294,599
03/15/2029 3.750% 50,000 47,821
Cigna Group
10/15/2028 4.375% 100,000 99,965
03/15/2031 2.375% 300,000 270,636
DaVita, Inc.
(b)
06/01/2030 4.625% 200,000 193,620
02/15/2031 3.750% 100,000 92,783
Elevance Health, Inc.
03/01/2028 4.101% 100,000 99,466
02/15/2033 4.750% 100,000 98,795
Encompass Health Corp.
02/01/2030 4.750% 200,000 196,847
HCA, Inc.
03/15/2032 3.625% 825,000 769,560
Humana, Inc.
02/03/2032 2.150% 50,000 43,135
03/01/2033 5.875% 100,000 102,566
IQVIA, Inc.
02/01/2029 6.250% 25,000 25,946
IQVIA, Inc.
(b)
05/15/2027 5.000% 70,000 69,910
05/15/2030 6.500% 25,000 25,572
Laboratory Corp. of America Holdings
09/01/2027 3.600% 100,000 99,045
04/01/2032 4.550% 50,000 49,438
Molina Healthcare, Inc.
(b)
06/15/2028 4.375% 100,000 98,576
11/15/2030 3.875% 50,000 46,394
Quest Diagnostics, Inc.
06/30/2029 4.200% 50,000 49,629
06/30/2031 2.800% 50,000 45,816
Tenet Healthcare Corp.
11/01/2027 5.125% 150,000 149,952
06/01/2029 4.250% 89,000 86,653
01/15/2030 4.375% 300,000 290,636
06/15/2030 6.125% 100,000 100,561
Toledo Hospital
Series B
11/15/2028 5.325% 300,000 301,630
Universal Health Services, Inc.
10/15/2029 4.625% 50,000 49,658
10/15/2030 2.650% 50,000 45,170

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
01/15/2032 2.650% 130,000 113,895
Total 4,446,754
Home Builders 0.3%
Century Communities, Inc.
(b)
08/15/2029 3.875% 50,000 47,264
Lennar Corp.
11/29/2027 4.750% 100,000 100,345
Mattamy Group Corp.
(b)
03/01/2030 4.625% 225,000 215,013
Sekisui House U.S., Inc.
01/15/2030 3.850% 110,000 104,941
01/15/2031 2.500% 50,000 44,182
Taylor Morrison Communities, Inc.
(b)
08/01/2030 5.125% 50,000 49,798
Toll Brothers Finance Corp.
11/01/2029 3.800% 50,000 48,675
Total 610,218
Home Furnishings 0.2%
Leggett & Platt, Inc.
03/15/2029 4.400% 50,000 48,748
Somnigroup International, Inc.
(b)
04/15/2029 4.000% 150,000 145,057
Whirlpool Corp.
02/26/2029 4.750% 200,000 193,139
06/15/2030 6.125% 100,000 97,950
Total 484,894
Household Products & Wares 0.1%
Avery Dennison Corp.
12/06/2028 4.875% 50,000 50,509
04/30/2030 2.650% 50,000 46,364
Clorox Co.
05/01/2029 4.400% 100,000 99,686
05/15/2030 1.800% 100,000 89,580
Total 286,139
Insurance 1.5%
Aon Corp.
05/15/2030 2.800% 110,000 102,483
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/
APH3 Somerset Investor 2 LLC
(b)
11/01/2029 7.875% 85,000 82,327
Arthur J Gallagher & Co.
12/15/2027 4.600% 50,000 50,135
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Athene Holding Ltd.
01/12/2028 4.125% 19,000 18,814
04/03/2030 6.150% 50,000 51,656
01/15/2031 3.500% 125,000 116,196
AXIS Specialty Finance LLC
07/15/2029 3.900% 55,000 53,826
AXIS Specialty Finance PLC
12/06/2027 4.000% 200,000 198,301
Brighthouse Financial, Inc.
06/22/2027 3.700% 125,000 122,795
Brown & Brown, Inc.
03/17/2032 4.200% 125,000 118,604
China Taiping Insurance Holdings Co. Ltd.
(b),(c),(e)
5 yr. CMT + 2.072%
03/09/2028 6.400% 200,000 206,673
CNA Financial Corp.
08/15/2027 3.450% 85,000 83,935
CNO Financial Group, Inc.
05/30/2029 5.250% 85,000 85,332
Corebridge Financial, Inc.
04/05/2029 3.850% 50,000 48,974
04/05/2032 3.900% 168,000 158,035
Enstar Group Ltd.
09/01/2031 3.100% 50,000 44,484
Equitable Holdings, Inc.
04/20/2028 4.350% 40,000 39,820
F&G Annuities & Life, Inc.
01/13/2028 7.400% 50,000 51,002
Fairfax Financial Holdings Ltd.
04/17/2028 4.850% 95,000 95,508
Fidelity National Financial, Inc.
08/15/2028 4.500% 50,000 49,749
03/15/2031 2.450% 100,000 88,661
Global Atlantic Fin Co.
(b),(c)
5 yr. CMT + 3.550%
03/01/2056 7.250% 100,000 98,579
Horace Mann Educators Corp.
10/01/2030 4.700% 50,000 49,210
Jackson Financial, Inc.
11/23/2031 3.125% 100,000 89,432
Kemper Corp.
09/30/2030 2.400% 50,000 43,807
02/23/2032 3.800% 100,000 91,092
Lincoln National Corp.
03/01/2028 3.800% 50,000 49,406

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
01/15/2030 3.050% 41,000 38,504
Markel Group, Inc.
11/01/2027 3.500% 60,000 59,098
Mercury General Corp.
03/15/2027 4.400% 25,000 24,927
Prudential Financial, Inc.
(c)
3 mo. USD LIBOR + 2.665%
09/15/2048 5.700% 25,000 24,845
5 yr. CMT + 3.035%
10/01/2050 3.700% 100,000 92,156
5 yr. CMT + 3.162%
03/01/2052 5.125% 10,000 9,756
Reinsurance Group of America, Inc.
06/15/2030 3.150% 100,000 93,769
Sagicor Financial Co. Ltd.
(b)
05/13/2028 5.300% 50,000 49,944
Stewart Information Services Corp.
11/15/2031 3.600% 50,000 44,449
Willis North America, Inc.
06/15/2027 4.650% 250,000 250,572
09/15/2029 2.950% 60,000 56,910
Total 3,033,766
Internet 0.7%
AppLovin Corp.
12/01/2031 5.375% 100,000 101,020
eBay, Inc.
06/05/2027 3.600% 100,000 99,183
05/10/2031 2.600% 100,000 90,576
Expedia Group, Inc.
02/15/2030 3.250% 90,000 85,345
Gen Digital, Inc.
(b)
09/30/2027 6.750% 25,000 25,123
09/30/2030 7.125% 125,000 126,858
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
(b)
12/01/2027 5.250% 150,000 149,488
Match Group Holdings II LLC
(b)
06/01/2028 4.625% 100,000 98,727
08/01/2030 4.125% 50,000 46,982
MercadoLibre, Inc.
01/15/2033 4.900% 100,000 98,147
Rakuten Group, Inc.
(b)
02/15/2027 11.250% 200,000 208,309
04/15/2029 9.750% 200,000 219,191
Uber Technologies, Inc.
01/15/2031 4.150% 75,000 73,492
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Wayfair LLC
(b)
10/31/2029 7.250% 50,000 51,211
09/15/2030 7.750% 100,000 103,788
Total 1,577,440
Investment Companies 0.9%
Apollo Debt Solutions BDC
04/13/2029 6.900% 50,000 51,561
ARES Capital Corp.
03/08/2032 5.800% 100,000 99,285
ARES Strategic Income Fund
02/15/2030 5.600% 50,000 49,100
Bain Capital Specialty Finance, Inc.
03/15/2030 5.950% 25,000 24,504
Barings BDC, Inc.
02/15/2029 7.000% 50,000 50,813
Barings Private Credit Corp.
(b)
06/11/2030 6.150% 25,000 24,408
Blackstone Private Credit Fund
01/15/2029 4.000% 60,000 57,109
01/29/2032 6.000% 50,000 49,104
Blackstone Secured Lending Fund
09/30/2028 2.850% 100,000 93,780
Blue Owl Capital Corp.
06/11/2028 2.875% 25,000 23,440
07/15/2030 6.200% 75,000 74,544
Blue Owl Credit Income Corp.
06/13/2028 7.950% 80,000 82,422
Carlyle Secured Lending, Inc.
02/18/2030 6.750% 100,000 100,769
CFAMC III Co. Ltd.
(b)
11/07/2027 4.250% 200,000 198,487
Franklin BSP Capital Corp.
06/15/2029 7.200% 25,000 25,386
FS KKR Capital Corp.
07/15/2027 3.250% 50,000 48,556
10/12/2028 3.125% 25,000 23,425
Goldman Sachs BDC, Inc.
09/09/2030 5.650% 120,000 117,996
Goldman Sachs Private Credit Corp.
(b)
01/31/2031 5.875% 50,000 49,172
Golub Capital BDC, Inc.
07/15/2029 6.000% 60,000 60,168

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Golub Capital Private Credit Fund
09/12/2029 5.800% 50,000 49,584
HA Sustainable Infrastructure Capital, Inc.
01/15/2031 6.150% 50,000 51,419
Main Street Capital Corp.
08/15/2028 5.400% 25,000 24,880
Morgan Stanley Direct Lending Fund
05/17/2029 6.150% 50,000 50,612
New Mountain Finance Corp.
10/15/2027 6.200% 50,000 49,975
02/01/2029 6.875% 25,000 24,992
North Haven Private Income Fund LLC
02/01/2030 5.750% 50,000 48,799
Nuveen Churchill Direct Lending Corp.
03/15/2030 6.650% 5,000 5,021
Oaktree Specialty Lending Corp.
01/15/2027 2.700% 25,000 24,470
Oaktree Strategic Credit Fund
11/14/2028 8.400% 50,000 52,528
Sixth Street Lending Partners
07/15/2030 6.125% 50,000 50,256
Total 1,736,565
Iron & Steel 0.3%
ArcelorMittal SA
11/29/2027 6.550% 100,000 102,982
Cleveland-Cliffs, Inc.
(b)
11/01/2029 6.875% 145,000 147,716
04/15/2030 6.750% 50,000 49,834
Mineral Resources Ltd.
(b)
10/01/2028 9.250% 103,000 106,955
Reliance, Inc.
08/15/2030 2.150% 50,000 45,011
Steel Dynamics, Inc.
01/15/2031 3.250% 50,000 47,019
Vale Overseas Ltd.
07/08/2030 3.750% 50,000 47,884
Total 547,401
Leisure Time 0.4%
Brunswick Corp.
03/18/2029 5.850% 75,000 76,944
09/15/2032 4.400% 100,000 94,728
Carnival Corp.
(b)
03/15/2030 5.750% 225,000 228,347
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Polaris, Inc.
03/01/2031 5.600% 250,000 249,529
Viking Cruises Ltd.
(b)
02/15/2029 7.000% 50,000 50,133
VOC Escrow Ltd.
(b)
02/15/2028 5.000% 50,000 49,829
Total 749,510
Lodging 1.0%
Boyd Gaming Corp.
12/01/2027 4.750% 75,000 74,675
Genting New York LLC/GENNY Capital, Inc.
(b)
10/01/2029 7.250% 50,000 50,858
Hilton Domestic Operating Co., Inc.
(b)
04/01/2029 5.875% 150,000 152,114
05/01/2029 3.750% 169,000 163,180
Hilton Domestic Operating Co., Inc.
01/15/2030 4.875% 25,000 24,804
Hyatt Hotels Corp.
09/15/2028 4.375% 85,000 84,517
Las Vegas Sands Corp.
06/15/2028 5.625% 100,000 101,350
08/15/2029 6.000% 50,000 51,361
Marriott International, Inc.
Series FF
06/15/2030 4.625% 100,000 99,856
Series HH
04/15/2031 2.850% 60,000 54,977
Melco Resorts Finance Ltd.
(b)
07/17/2027 5.625% 50,000 49,850
12/04/2029 5.375% 250,000 244,508
MGM Resorts International
04/15/2027 5.500% 50,000 50,109
10/15/2028 4.750% 50,000 49,533
09/15/2029 6.125% 50,000 50,690
Sands China Ltd.
06/18/2030 4.375% 200,000 195,594
Travel & Leisure Co.
(b)
12/01/2029 4.500% 75,000 72,468
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
(b)
05/15/2027 5.250% 50,000 50,020
Wynn Macau Ltd.
(b)
08/26/2028 5.625% 200,000 198,666
12/15/2029 5.125% 200,000 195,354
Total 2,014,484

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Machinery - Construction, & Mining 0.1%
Oshkosh Corp.
05/15/2028 4.600% 50,000 50,018
03/01/2030 3.100% 100,000 93,877
Terex Corp.
(b)
05/15/2029 5.000% 100,000 99,340
Vertiv Group Corp.
(b)
11/15/2028 4.125% 50,000 49,402
Total 292,637
Machinery - Diversified 0.5%
Chart Industries, Inc.
(b)
01/01/2030 7.500% 50,000 51,917
CNH Industrial Capital LLC
04/20/2029 5.100% 50,000 50,635
Dover Corp.
11/04/2029 2.950% 50,000 47,525
Esab Corp.
(b)
04/15/2029 6.250% 90,000 91,265
Flowserve Corp.
10/01/2030 3.500% 100,000 94,532
Ingersoll Rand, Inc.
06/15/2031 5.314% 50,000 51,212
Nordson Corp.
09/15/2028 5.600% 50,000 51,114
nVent Finance SARL
11/15/2031 2.750% 100,000 88,953
Otis Worldwide Corp.
02/15/2030 2.565% 160,000 148,808
Regal Rexnord Corp.
02/15/2030 6.300% 31,000 32,464
Westinghouse Air Brake Technologies Corp.
09/15/2028 4.700% 60,000 60,194
Xylem, Inc.
01/30/2028 1.950% 200,000 192,309
01/30/2031 2.250% 50,000 45,169
Total 1,006,097
Media 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp.
(b)
05/01/2027 5.125% 122,000 121,990
02/01/2028 5.000% 60,000 59,370
06/01/2029 5.375% 250,000 246,193
09/01/2029 6.375% 336,000 336,873
03/01/2030 4.750% 250,000 237,018
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
08/15/2030 4.500% 300,000 279,863
02/01/2031 4.250% 300,000 272,284
03/01/2031 7.375% 200,000 202,051
Charter Communications Operating LLC/Charter
Communications Operating Capital
03/30/2029 5.050% 50,000 50,118
04/01/2031 2.800% 217,000 194,288
Discovery Communications LLC
03/20/2028 3.950% 50,000 49,192
05/15/2029 4.125% 100,000 97,488
05/15/2030 3.625% 200,000 186,617
Fox Corp.
01/25/2029 4.709% 25,000 25,058
04/08/2030 3.500% 100,000 96,022
Paramount Global
06/01/2029 4.200% 200,000 192,722
07/30/2030 7.875% 40,000 42,590
01/15/2031 4.950% 25,000 23,598
Paramount Global
(c)
5 yr. CMT + 3.999%
03/30/2062 6.375% 60,000 46,537
Sirius XM Radio LLC
(b)
08/01/2027 5.000% 75,000 74,816
07/15/2028 4.000% 150,000 145,715
07/01/2029 5.500% 100,000 99,257
07/01/2030 4.125% 150,000 139,771
Telenet Finance Luxembourg Notes SARL
(b)
03/01/2028 5.500% 400,000 395,611
Virgin Media Secured Finance PLC
(b)
05/15/2029 5.500% 450,000 434,712
Total 4,049,754
Metal Fabricate & Hardware 0.0%
Timken Co.
12/15/2028 4.500% 50,000 49,925
1 1 1 1 49,925
Mining 0.8%
Alcoa Nederland Holding BV
(b)
03/31/2029 4.125% 38,000 36,923
AngloGold Ashanti Holdings PLC
11/01/2028 3.375% 100,000 97,099
10/01/2030 3.750% 242,000 233,777
Corp. Nacional del Cobre de Chile
(b)
09/30/2029 3.000% 200,000 188,773
01/14/2030 3.150% 200,000 188,817
01/14/2030 3.150% 200,000 188,816

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Fortescue Treasury Pty. Ltd.
(b)
09/15/2027 4.500% 70,000 69,493
Freeport-McMoRan, Inc.
09/01/2027 5.000% 50,000 49,960
03/01/2028 4.125% 100,000 99,457
08/01/2030 4.625% 50,000 49,825
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia
Persero PT
(b)
05/15/2030 5.450% 200,000 203,381
Yamana Gold, Inc.
08/15/2031 2.630% 40,000 35,537
Total 1,441,858
Miscellaneous Manufacturing 0.1%
Axon Enterprise, Inc.
(b)
03/15/2030 6.125% 50,000 51,126
Pentair Finance SARL
07/01/2029 4.500% 100,000 99,688
Textron, Inc.
03/15/2027 3.650% 25,000 24,849
Trinity Industries, Inc.
(b)
07/15/2028 7.750% 50,000 51,227
Total 226,890
Office & Business Equipment 0.1%
CDW LLC/CDW Finance Corp.
02/15/2029 3.250% 50,000 47,770
03/01/2030 5.100% 50,000 50,160
12/01/2031 3.569% 75,000 69,025
Total 166,955
Oil & Gas 3.8%
APA Corp.
01/15/2030 4.250% 6,000 5,926
California Resources Corp.
(b)
06/15/2029 8.250% 37,000 38,598
Canadian Natural Resources Ltd.
06/01/2027 3.850% 44,000 43,765
Cenovus Energy, Inc.
03/20/2031 4.650% 150,000 149,219
Chord Energy Corp.
(b)
10/01/2030 6.000% 100,000 102,040
Coterra Energy, Inc.
03/15/2029 4.375% 85,000 84,633
DBR Land Holdings LLC
(b)
12/01/2030 6.250% 100,000 102,460
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Devon Energy Corp.
10/15/2027 5.250% 50,000 50,011
01/15/2030 4.500% 50,000 49,811
09/30/2031 7.875% 25,000 28,690
Diamondback Energy, Inc.
01/30/2030 5.150% 100,000 102,271
03/24/2031 3.125% 60,000 56,060
Ecopetrol SA
01/19/2029 8.625% 200,000 212,112
04/29/2030 6.875% 440,000 443,438
11/02/2031 4.625% 550,000 495,481
02/01/2032 7.750% 200,000 204,874
EQT Corp.
10/01/2027 3.900% 68,000 67,292
02/01/2030 7.000% 19,000 20,305
Expand Energy Corp.
03/15/2030 5.375% 100,000 101,005
02/01/2032 4.750% 125,000 122,546
Gulfport Energy Operating Corp.
(b)
09/01/2029 6.750% 200,000 205,398
Helmerich & Payne, Inc.
12/01/2029 4.850% 100,000 100,005
HF Sinclair Corp.
02/01/2028 5.000% 50,000 49,915
Hilcorp Energy I LP/Hilcorp Finance Co.
(b)
02/01/2029 5.750% 65,000 64,980
04/15/2030 6.000% 250,000 249,057
02/01/2031 6.000% 50,000 49,455
KazMunayGas National Co. JSC
(b)
04/24/2030 5.375% 400,000 407,116
Marathon Petroleum Corp.
04/01/2028 3.800% 50,000 49,413
03/01/2030 5.150% 50,000 51,058
Noble Finance II LLC
(b)
04/15/2030 8.000% 50,000 52,037
Occidental Petroleum Corp.
09/01/2030 6.625% 50,000 53,386
05/01/2031 7.500% 60,000 66,806
01/01/2032 5.375% 50,000 51,155
Ovintiv, Inc.
09/15/2030 8.125% 50,000 56,201
11/01/2031 7.375% 50,000 55,561
Patterson-UTI Energy, Inc.
11/15/2029 5.150% 50,000 50,090

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
PBF Holding Co. LLC/PBF Finance Corp.
(b)
03/15/2030 9.875% 50,000 53,709
09/15/2030 7.875% 100,000 102,425
PBF Holding Co. LLC/PBF Finance Corp.
02/15/2028 6.000% 140,000 139,939
Pertamina Hulu Energi PT
(b)
05/21/2030 5.250% 200,000 201,857
Petrobras Global Finance BV
01/27/2028 5.999% 200,000 203,380
09/10/2030 5.125% 350,000 346,522
Petroleos Mexicanos
01/23/2029 6.500% 150,000 152,762
01/23/2030 6.840% 350,000 356,089
01/28/2031 5.950% 400,000 391,272
Phillips 66
03/15/2028 3.900% 40,000 39,618
12/15/2030 2.150% 125,000 112,262
Phillips 66 Co.
06/15/2031 5.250% 50,000 51,145
Puma International Financing SA
(b)
04/25/2029 7.750% 50,000 51,395
Range Resources Corp.
(b)
02/15/2030 4.750% 175,000 171,779
SM Energy Co.
(b)
08/01/2029 6.750% 100,000 102,589
11/01/2030 8.625% 100,000 105,801
Sunoco LP
(b)
07/15/2027 5.875% 50,000 50,022
05/01/2029 7.000% 50,000 51,606
10/01/2029 4.500% 350,000 342,766
05/01/2030 4.625% 100,000 97,262
Sunoco LP/Sunoco Finance Corp.
(b)
09/15/2028 7.000% 50,000 51,216
TPAO Varlik Kiralama ASA
(b)
03/04/2031 6.300% 200,000 197,288
Valero Energy Corp.
02/15/2030 5.150% 50,000 51,037
04/15/2032 7.500% 50,000 56,757
Woodside Finance Ltd.
05/19/2028 4.900% 265,000 266,929
Total 7,839,597
Oil & Gas Services 0.2%
TGS ASA
(b)
01/15/2030 8.500% 100,000 105,075
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Tidewater, Inc.
(b)
07/15/2030 9.125% 50,000 53,832
WBI Operating LLC
(b)
10/15/2030 6.250% 200,000 202,862
Total 361,769
Packaging & Containers 0.2%
Amcor Group Finance PLC
05/23/2029 5.450% 50,000 51,181
Ball Corp.
06/15/2029 6.000% 160,000 162,767
08/15/2030 2.875% 225,000 204,931
Berry Global, Inc.
06/15/2031 5.800% 60,000 62,426
Total 481,305
Pharmaceuticals 1.3%
Adapthealth LLC
(b)
03/01/2030 5.125% 75,000 72,954
Becton Dickinson & Co.
02/13/2028 4.693% 30,000 30,110
05/20/2030 2.823% 100,000 93,473
02/11/2031 1.957% 25,000 22,085
Cardinal Health, Inc.
06/15/2027 3.410% 100,000 98,939
02/15/2029 5.125% 100,000 101,629
Cencora, Inc.
12/15/2027 4.625% 25,000 25,089
CVS Health Corp.
03/25/2028 4.300% 750,000 747,442
CVS Health Corp.
(c)
5 yr. CMT + 2.886%
03/10/2055 7.000% 200,000 207,515
Elanco Animal Health, Inc.
08/28/2028 6.400% 200,000 205,204
Jazz Securities DAC
(b)
01/15/2029 4.375% 200,000 195,646
Mylan, Inc.
04/15/2028 4.550% 100,000 99,562
Organon & Co./Organon Foreign Debt Co-Issuer BV
(b)
04/30/2028 4.125% 200,000 197,523
Shire Acquisitions Investments Ireland DAC
09/23/2026 3.200% 2,000 1,991
Takeda Pharmaceutical Co. Ltd.
03/31/2030 2.050% 200,000 181,949

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Zoetis, Inc.
08/17/2028 4.150% 100,000 99,485
05/15/2030 2.000% 25,000 22,705
11/16/2032 5.600% 100,000 104,467
Total 2,507,768
Pipelines 2.8%
Antero Midstream Partners LP/Antero Midstream Finance
Corp.
(b)
01/15/2028 5.750% 93,000 93,008
06/15/2029 5.375% 60,000 59,933
Boardwalk Pipelines LP
07/15/2027 4.450% 50,000 49,936
02/15/2031 3.400% 50,000 46,743
09/01/2032 3.600% 150,000 138,540
Buckeye Partners LP
(b)
03/01/2028 4.500% 50,000 49,559
02/01/2030 6.750% 50,000 51,698
Buckeye Partners LP
12/01/2026 3.950% 85,000 84,391
Cheniere Corpus Christi Holdings LLC
06/30/2027 5.125% 200,000 200,905
11/15/2029 3.700% 50,000 48,581
Cheniere Energy Partners LP
10/01/2029 4.500% 100,000 99,482
03/01/2031 4.000% 150,000 144,445
01/31/2032 3.250% 50,000 45,743
DCP Midstream Operating LP
02/15/2032 3.250% 124,000 113,355
DT Midstream, Inc.
(b)
06/15/2029 4.125% 50,000 48,951
Enbridge, Inc.
11/15/2030 6.200% 60,000 63,512
03/08/2033 5.700% 100,000 103,634
Energy Transfer LP
(c)
5 yr. CMT + 4.020%
05/15/2054 8.000% 100,000 106,090
Energy Transfer LP
05/15/2030 3.750% 160,000 154,746
01/15/2031 4.550% 50,000 49,572
02/15/2033 5.750% 100,000 104,059
Hess Midstream Operations LP
(b)
03/01/2028 5.875% 250,000 252,697
06/15/2028 5.125% 50,000 49,814
06/01/2029 6.500% 60,000 61,465
02/15/2030 4.250% 25,000 24,255
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Kinder Morgan, Inc.
03/01/2028 4.300% 210,000 210,012
02/15/2031 2.000% 60,000 53,174
01/15/2032 7.750% 125,000 143,102
Kinetik Holdings LP
(b)
12/15/2028 6.625% 160,000 163,236
06/15/2030 5.875% 100,000 100,328
MPLX LP
08/15/2030 2.650% 36,000 33,220
02/15/2031 4.800% 150,000 150,344
NuStar Logistics LP
04/28/2027 5.625% 110,000 110,331
ONEOK, Inc.
03/15/2030 3.100% 142,000 134,091
Plains All American Pipeline LP/PAA Finance Corp.
12/15/2029 3.550% 50,000 48,410
09/15/2030 3.800% 55,000 52,984
Rockies Express Pipeline LLC
(b)
07/15/2029 4.950% 100,000 98,806
Sabine Pass Liquefaction LLC
03/15/2028 4.200% 50,000 49,775
05/15/2030 4.500% 60,000 59,922
Targa Resources Partners LP/Targa Resources Partners Finance
Corp.
03/01/2030 5.500% 210,000 212,547
TC PipeLines LP
05/25/2027 3.900% 50,000 49,661
Texas Eastern Transmission LP
07/15/2032 7.000% 50,000 55,525
TransCanada PipeLines Ltd.
04/15/2030 4.100% 50,000 49,019
Venture Global Calcasieu Pass LLC
(b)
08/15/2029 3.875% 150,000 143,659
01/15/2030 6.250% 125,000 128,670
Venture Global LNG, Inc.
(b)
06/01/2028 8.125% 120,000 122,751
02/01/2029 9.500% 360,000 392,939
01/15/2030 7.000% 150,000 154,418
Venture Global Plaquemines LNG LLC
(b)
12/15/2030 6.125% 150,000 154,678
Western Midstream Operating LP
02/01/2030 4.050% 126,000 122,640
03/01/2031 4.800% 150,000 149,018
Williams Cos., Inc.
06/15/2027 3.750% 135,000 134,086

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
03/15/2031 2.600% 100,000 90,770
Total 5,613,230
Private Equity 0.0%
Hercules Capital, Inc.
06/16/2030 6.000% 75,000 74,601
1 1 1 1 74,601
Real Estate 0.1%
CBRE Services, Inc.
04/01/2029 5.500% 25,000 25,615
04/01/2031 2.500% 100,000 89,761
Cushman & Wakefield U.S. Borrower LLC
(b)
05/15/2028 6.750% 50,000 49,998
Howard Hughes Corp.
(b)
02/01/2029 4.125% 100,000 96,388
Total 261,762
REITS 3.1%
Agree LP
06/15/2028 2.000% 45,000 42,743
Alexandria Real Estate Equities, Inc.
12/15/2030 4.900% 50,000 49,993
05/18/2032 2.000% 50,000 41,782
American Homes 4 Rent LP
02/15/2028 4.250% 150,000 149,081
07/15/2031 2.375% 50,000 44,111
American Tower Corp.
01/15/2030 2.900% 50,000 47,063
Americold Realty Operating Partnership LP
05/15/2032 5.600% 50,000 49,795
Arbor Realty SR, Inc.
(b)
07/15/2030 7.875% 100,000 94,345
Boston Properties LP
12/01/2028 4.500% 230,000 229,397
Brandywine Operating Partnership LP
04/12/2029 8.875% 150,000 157,090
Brixmor Operating Partnership LP
07/01/2030 4.050% 100,000 97,471
Cousins Properties LP
02/15/2032 5.375% 225,000 227,493
Crown Castle, Inc.
01/11/2028 5.000% 100,000 100,742
02/15/2028 3.800% 60,000 59,176
01/15/2031 2.250% 100,000 88,634
CubeSmart LP
02/15/2031 2.000% 60,000 52,759
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
02/15/2032 2.500% 50,000 43,891
Digital Realty Trust LP
08/15/2027 3.700% 50,000 49,524
07/15/2028 4.450% 50,000 49,922
EPR Properties
11/15/2031 3.600% 35,000 32,099
Equinix Europe 2 Financing Corp. LLC
11/15/2030 4.600% 70,000 69,513
Equinix, Inc.
11/18/2029 3.200% 180,000 171,660
04/15/2032 3.900% 100,000 94,857
Essex Portfolio LP
01/15/2030 3.000% 60,000 56,678
Extra Space Storage LP
04/01/2028 5.700% 100,000 102,065
01/15/2031 5.900% 60,000 62,485
Federal Realty OP LP
05/01/2028 5.375% 100,000 101,484
GLP Capital LP/GLP Financing II, Inc.
01/15/2029 5.300% 40,000 40,279
01/15/2032 3.250% 130,000 116,340
Healthcare Realty Holdings LP
03/15/2031 2.000% 100,000 87,387
Healthpeak OP LLC
07/15/2029 3.500% 100,000 96,625
01/15/2031 2.875% 50,000 45,966
Highwoods Realty LP
02/15/2030 3.050% 55,000 50,939
Host Hotels & Resorts LP
Series I
09/15/2030 3.500% 25,000 23,616
Invitation Homes Operating Partnership LP
04/15/2032 4.150% 25,000 23,761
Iron Mountain, Inc.
(b)
09/15/2027 4.875% 50,000 49,901
07/15/2028 5.000% 100,000 99,511
02/15/2029 7.000% 50,000 51,101
09/15/2029 4.875% 100,000 98,553
07/15/2030 5.250% 300,000 297,692
Kilroy Realty LP
12/15/2028 4.750% 25,000 24,795
08/15/2029 4.250% 20,000 19,363
11/15/2032 2.500% 100,000 82,329

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance
Corp.
(b)
06/15/2029 4.750% 50,000 48,945
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance
Corp.
08/01/2030 5.500% 50,000 50,500
Millrose Properties, Inc.
(b)
08/01/2030 6.375% 75,000 75,969
National Health Investors, Inc.
02/01/2031 3.000% 50,000 45,240
Omega Healthcare Investors, Inc.
01/15/2028 4.750% 85,000 85,039
Piedmont Operating Partnership LP
04/01/2032 2.750% 250,000 212,055
Rayonier LP
05/17/2031 2.750% 50,000 45,057
Rexford Industrial Realty LP
12/01/2030 2.125% 250,000 220,950
09/01/2031 2.150% 10,000 8,666
RHP Hotel Properties LP/RHP Finance Corp.
(b)
02/15/2029 4.500% 30,000 29,447
RLJ Lodging Trust LP
(b)
07/01/2026 3.750% 50,000 49,890
Sabra Health Care LP
10/15/2029 3.900% 50,000 48,552
12/01/2031 3.200% 50,000 45,206
SBA Communications Corp.
02/15/2027 3.875% 152,000 151,083
02/01/2029 3.125% 101,000 97,231
Starwood Property Trust, Inc.
(b)
10/15/2028 5.250% 50,000 49,849
04/01/2029 7.250% 35,000 36,270
07/01/2030 6.500% 50,000 51,205
10/15/2030 6.500% 50,000 51,419
01/15/2031 5.750% 50,000 49,993
Store Capital LLC
03/15/2028 4.500% 80,000 79,619
Sun Communities Operating LP
11/01/2028 2.300% 128,000 121,257
UDR, Inc.
01/15/2030 3.200% 75,000 71,592
Ventas Realty LP
01/15/2029 4.400% 100,000 99,458
09/01/2031 2.500% 25,000 22,276
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
VICI Properties LP
02/15/2028 4.750% 100,000 100,130
02/15/2030 4.950% 25,000 25,000
11/15/2031 5.125% 125,000 124,632
05/15/2032 5.125% 55,000 54,518
Weyerhaeuser Co.
04/15/2030 4.000% 175,000 170,485
03/09/2033 3.375% 100,000 90,106
WP Carey, Inc.
07/15/2030 4.650% 50,000 49,861
02/01/2031 2.400% 50,000 44,804
Total 6,080,315
Retail 1.9%
1011778 BC ULC/New Red Finance, Inc.
(b)
01/15/2028 3.875% 40,000 39,265
02/15/2029 3.500% 50,000 48,123
06/15/2029 6.125% 100,000 101,750
09/15/2029 5.625% 275,000 277,630
Advance Auto Parts, Inc.
(b)
08/01/2030 7.000% 100,000 103,168
Asbury Automotive Group, Inc.
(b)
11/15/2029 4.625% 100,000 97,362
AutoNation, Inc.
08/01/2031 2.400% 200,000 175,789
AutoZone, Inc.
04/15/2030 4.000% 24,000 23,476
01/15/2031 1.650% 75,000 65,414
Darden Restaurants, Inc.
05/01/2027 3.850% 50,000 49,738
10/15/2029 4.550% 50,000 49,888
Dick's Sporting Goods, Inc.
01/15/2032 3.150% 50,000 45,586
Dollar General Corp.
04/03/2030 3.500% 50,000 47,775
Dollar Tree, Inc.
05/15/2028 4.200% 100,000 99,419
FirstCash, Inc.
(b)
09/01/2028 4.625% 125,000 122,997
01/01/2030 5.625% 100,000 99,639
Gap, Inc.
(b)
10/01/2029 3.625% 200,000 188,759
Genuine Parts Co.
11/01/2028 6.500% 150,000 155,423

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Group 1 Automotive, Inc.
(b)
08/15/2028 4.000% 175,000 170,372
01/15/2030 6.375% 100,000 101,543
Lithia Motors, Inc.
(b)
10/01/2030 5.500% 150,000 149,246
01/15/2031 4.375% 100,000 94,783
Lowe's Cos., Inc.
04/05/2029 3.650% 85,000 83,268
04/01/2031 2.625% 200,000 182,816
04/01/2032 3.750% 125,000 118,714
McDonald's Corp.
07/01/2027 3.500% 100,000 99,187
04/01/2028 3.800% 55,000 54,599
09/01/2029 2.625% 50,000 47,414
Murphy Oil USA, Inc.
09/15/2029 4.750% 50,000 49,431
Nordstrom, Inc.
04/01/2030 4.375% 100,000 95,015
O'Reilly Automotive, Inc.
09/01/2027 3.600% 230,000 227,740
Starbucks Corp.
11/15/2030 2.550% 50,000 45,899
02/14/2032 3.000% 100,000 91,490
Tractor Supply Co.
11/01/2030 1.750% 50,000 44,151
Yum! Brands, Inc.
(b)
01/15/2030 4.750% 100,000 98,981
Yum! Brands, Inc.
03/15/2031 3.625% 100,000 93,140
Total 3,638,990
Semiconductors 0.5%
Entegris, Inc.
(b)
06/15/2030 5.950% 50,000 50,635
Intel Corp.
02/10/2028 4.875% 150,000 150,990
11/15/2029 2.450% 50,000 46,546
03/25/2030 3.900% 130,000 126,369
Marvell Technology, Inc.
04/15/2031 2.950% 50,000 46,111
Microchip Technology, Inc.
02/15/2030 5.050% 150,000 151,454
NXP BV/NXP Funding LLC/NXP USA, Inc.
06/18/2029 4.300% 100,000 99,177
05/11/2031 2.500% 150,000 134,861
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
ON Semiconductor Corp.
(b)
09/01/2028 3.875% 44,000 42,829
Qorvo, Inc.
10/15/2029 4.375% 30,000 29,426
Skyworks Solutions, Inc.
06/01/2031 3.000% 200,000 180,224
Total 1,058,622
Shipbuilding 0.0%
Huntington Ingalls Industries, Inc.
08/16/2028 2.043% 85,000 80,624
1 1 1 1 80,624
Software 1.6%
Atlassian Corp.
05/15/2029 5.250% 50,000 50,237
Autodesk, Inc.
06/15/2027 3.500% 200,000 198,007
01/15/2030 2.850% 30,000 28,158
12/15/2031 2.400% 75,000 66,070
Concentrix Corp.
08/02/2028 6.600% 100,000 99,194
Elastic NV
(b)
07/15/2029 4.125% 50,000 47,435
Fair Isaac Corp.
(b)
06/15/2028 4.000% 80,000 78,125
Fidelity National Information Services, Inc.
03/01/2031 2.250% 275,000 244,138
Fiserv, Inc.
06/01/2027 2.250% 50,000 48,806
07/01/2029 3.500% 100,000 96,109
06/01/2030 2.650% 25,000 22,868
02/15/2031 4.550% 100,000 97,924
Open Text Corp.
(b)
02/15/2028 3.875% 60,000 58,036
Open Text Holdings, Inc.
(b)
02/15/2030 4.125% 50,000 45,041
Oracle Corp.
02/04/2031 4.950% 250,000 244,621
03/25/2031 2.875% 800,000 710,812
Paychex, Inc.
04/15/2032 5.350% 110,000 110,949
PTC, Inc.
(b)
02/15/2028 4.000% 17,000 16,596
ROBLOX Corp.
(b)
05/01/2030 3.875% 65,000 61,614

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Roper Technologies, Inc.
09/15/2029 2.950% 50,000 47,310
Synopsys, Inc.
04/01/2030 4.850% 200,000 201,652
04/01/2032 5.000% 125,000 126,325
Take-Two Interactive Software, Inc.
03/28/2028 4.950% 60,000 60,455
Twilio, Inc.
03/15/2029 3.625% 60,000 57,650
03/15/2031 3.875% 100,000 93,496
Workday, Inc.
04/01/2027 3.500% 50,000 49,651
04/01/2029 3.700% 100,000 97,490
04/01/2032 3.800% 50,000 46,552
Total 3,105,321
Telecommunications 3.1%
APLD ComputeCo 2 LLC
(b)
03/15/2031 6.750% 300,000 297,401
APLD ComputeCo LLC
(b)
12/15/2030 9.250% 250,000 268,548
AT&T, Inc.
03/01/2029 4.350% 115,000 114,819
02/15/2030 4.300% 50,000 49,597
06/01/2031 2.750% 110,000 100,363
02/01/2032 2.250% 250,000 218,059
Bell Telephone Co. of Canada or Bell Canada
(c)
5 yr. CMT + 2.390%
09/15/2055 6.875% 50,000 51,272
Black Pearl Compute LLC
(b)
02/15/2031 6.125% 200,000 203,003
British Telecommunications PLC
12/04/2028 5.125% 85,000 86,150
12/15/2030 9.625% 100,000 119,264
Cipher Compute LLC
(b)
11/15/2030 7.125% 150,000 155,552
Deutsche Telekom International Finance BV
06/15/2030 8.750% 260,000 298,211
Flash Compute LLC
(b)
12/31/2030 7.250% 100,000 102,007
Frontier Communications Holdings LLC
11/01/2029 5.875% 100,000 100,549
Juniper Networks, Inc.
12/10/2030 2.000% 150,000 131,699
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Motorola Solutions, Inc.
02/23/2028 4.600% 40,000 40,126
05/24/2031 2.750% 100,000 91,100
Orange SA
03/01/2031 9.000% 50,000 58,861
Rogers Communications, Inc.
02/15/2029 5.000% 100,000 100,796
Rogers Communications, Inc.
(b),(c)
5 yr. CMT + 3.590%
03/15/2082 5.250% 100,000 99,392
Sprint Capital Corp.
11/15/2028 6.875% 25,000 26,398
03/15/2032 8.750% 150,000 178,415
SV RNO Property Owner 1 LLC
(b)
03/01/2031 5.875% 350,000 344,357
Telefonica Europe BV
09/15/2030 8.250% 120,000 135,755
TELUS Corp.
(c)
5 yr. CMT + 2.769%
10/15/2055 6.625% 50,000 50,615
TELUS Corp.
09/15/2027 3.700% 50,000 49,437
05/13/2032 3.400% 50,000 45,535
T-Mobile USA, Inc.
02/15/2031 2.550% 855,000 777,108
04/15/2031 3.500% 100,000 94,596
Verizon Communications, Inc.
12/03/2029 4.016% 675,000 665,638
03/15/2032 2.355% 200,000 174,897
Viasat, Inc.
(b)
04/15/2027 5.625% 120,000 119,845
Vodafone Group PLC
(c)
5 yr. USD Swap + 4.873%
04/04/2079 7.000% 150,000 156,212
Vodafone Group PLC
02/15/2030 7.875% 100,000 111,432
WULF Compute LLC
(b)
10/15/2030 7.750% 300,000 315,192
Zegona Finance PLC
(b)
07/15/2029 8.625% 50,000 52,410
Total 5,984,611
Toys, Games, & Hobbies 0.0%
Hasbro, Inc.
11/19/2029 3.900% 30,000 29,279
1 1 1 1 29,279

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Transportation 0.3%
Canadian Pacific Railway Co.
03/05/2030 2.050% 75,000 68,710
12/02/2031 2.450% 50,000 44,630
FedEx Corp.
08/05/2029 3.100% 100,000 96,010
05/15/2031 2.400% 50,000 45,136
GXO Logistics, Inc.
07/15/2031 2.650% 50,000 44,639
Norfolk Southern Corp.
03/15/2032 3.000% 22,000 20,155
Rand Parent LLC
(b)
02/15/2030 8.500% 230,000 238,947
Seaspan Corp.
(b)
08/01/2029 5.500% 150,000 143,931
Total 702,158
Trucking & Leasing 0.1%
FTAI Aviation Investors LLC
(b)
05/01/2028 5.500% 85,000 84,955
12/01/2030 7.875% 50,000 52,474
GATX Corp.
04/01/2029 4.700% 40,000 40,127
06/01/2032 3.500% 50,000 46,209
Total 223,765
Water 0.1%
American Water Capital Corp.
09/01/2028 3.750% 100,000 98,758
06/01/2031 2.300% 45,000 40,394
Essential Utilities, Inc.
05/01/2029 3.566% 125,000 121,555
Total 260,707
Total Corporate Bonds
(Cost $ 107,681,057 ) 107,610,796
1 1
Foreign Government Obligations
(f)
15 .8%
Brazil 1.7%
Brazil Government International Bonds
01/13/2028 4.625% 200,000 199,999
05/30/2029 4.500% 600,000 597,204
06/12/2030 3.875% 420,000 402,726
11/06/2030 5.500% 600,000 611,339
03/18/2031 6.250% 600,000 627,250
09/12/2031 3.750% 600,000 555,881
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Foreign Government Obligations
(f)
(continued)
01/22/2032 6.125% 400,000 412,786
Total 3,407,185
Colombia 1.2%
Colombia Government International Bonds
01/21/2029 5.375% 400,000 397,608
03/15/2029 4.500% 200,000 194,122
01/30/2030 3.000% 400,000 360,938
04/25/2030 7.375% 400,000 419,279
01/21/2031 6.125% 650,000 650,242
04/15/2031 3.125% 400,000 348,688
Total 2,370,877
Costa Rica 0.1%
Costa Rica Government International Bonds
(b)
02/19/2031 6.125% 200,000 207,273
1 1 1 1 207,273
Dominican Republic 0.8%
Dominican Republic International Bonds
(b)
07/19/2028 6.000% 350,000 354,925
02/22/2029 5.500% 300,000 300,384
01/30/2030 4.500% 575,000 553,251
02/03/2031 7.050% 300,000 315,878
Total 1,524,438
Hungary 1.0%
Hungary Government International Bonds
(b)
05/22/2028 6.125% 400,000 411,620
06/16/2029 5.250% 200,000 203,162
09/26/2030 5.375% 400,000 409,033
09/22/2031 2.125% 600,000 520,430
Magyar Export-Import Bank Zrt
(b)
12/04/2027 6.125% 200,000 204,267
MFB Magyar Fejlesztesi Bank Zrt
(b)
06/29/2028 6.500% 200,000 206,531
Total 1,955,043
India 0.3%
Export-Import Bank of India
(b)
02/01/2028 3.875% 400,000 395,313
01/13/2031 2.250% 200,000 179,056
Total 574,369
Indonesia 1.6%
Indonesia Government International Bonds
01/11/2028 3.500% 400,000 395,259
02/11/2029 4.750% 200,000 202,334
02/14/2030 2.850% 200,000 187,766

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Foreign Government Obligations
(f)
(continued)
10/15/2030 3.850% 400,000 388,013
02/21/2031 4.350% 400,000 395,123
03/12/2031 1.850% 200,000 175,646
07/28/2031 2.150% 225,000 198,596
Perusahaan Penerbit SBSN Indonesia III
(b)
06/06/2027 4.400% 200,000 200,407
02/20/2029 4.450% 200,000 200,407
05/25/2030 5.000% 400,000 405,286
06/23/2030 2.800% 200,000 186,117
07/23/2030 4.550% 325,000 323,896
12/01/2030 4.500% 200,000 198,744
Total 3,457,594
Jordan 0.2%
Jordan Government International Bonds
(b)
01/13/2029 7.500% 200,000 207,379
07/07/2030 5.850% 200,000 199,325
Total 406,704
Kazakhstan 0.1%
Kazakhstan Government International Bonds
(b)
10/28/2030 4.412% 275,000 271,165
1 1 1 1 271,165
Mexico 1.6%
Eagle Funding Luxco SARL
(b)
08/17/2030 5.500% 400,000 403,081
Mexico Government International Bonds
01/11/2028 3.750% 200,000 197,795
02/09/2028 5.400% 200,000 202,959
04/22/2029 4.500% 600,000 598,229
04/16/2030 3.250% 200,000 187,795
05/13/2030 6.000% 400,000 414,871
03/22/2031 4.750% 400,000 393,069
05/24/2031 2.659% 620,000 551,837
08/15/2031 8.300% 225,000 262,460
Total 3,212,096
Morocco 0.1%
Morocco Government International Bonds
(b)
03/08/2028 5.950% 250,000 255,005
1 1 1 1 255,005
Oman 0.9%
Oman Government International Bonds
(b)
10/28/2027 6.750% 200,000 205,936
01/17/2028 5.625% 400,000 405,751
08/01/2029 6.000% 400,000 415,664
01/25/2031 6.250% 400,000 424,864
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Foreign Government Obligations
(f)
(continued)
Oman Sovereign Sukuk Co.
(b)
06/15/2030 4.875% 450,000 453,004
Total 1,905,219
Panama 0.4%
Panama Government International Bonds
03/17/2028 3.875% 600,000 592,724
01/23/2030 3.160% 200,000 189,652
Total 782,376
Paraguay 0.1%
Paraguay Government International Bonds
(b)
04/28/2031 4.950% 104,000 104,441
1 1 1 1 104,441
Peru 0.4%
Peru Government International Bonds
01/23/2031 2.783% 800,000 735,771
1 1 1 1 735,771
Philippines 1.1%
Philippines Government International Bonds
02/01/2028 3.000% 200,000 195,781
02/02/2030 9.500% 550,000 646,551
05/05/2030 2.457% 400,000 370,766
01/14/2031 7.750% 400,000 452,540
01/15/2032 6.375% 400,000 432,522
ROP Sukuk Trust
(b)
06/06/2029 5.045% 200,000 203,059
Total 2,301,219
Romania 1.0%
Romania Government International Bonds
(b)
11/25/2027 5.250% 470,000 470,559
02/17/2028 6.625% 300,000 307,495
01/30/2029 5.875% 400,000 405,586
09/16/2030 5.750% 400,000 404,183
02/14/2031 3.000% 200,000 178,828
03/27/2032 3.625% 200,000 179,503
Total 1,946,154
Serbia 0.2%
Serbia International Bonds
(b)
12/01/2030 2.125% 400,000 350,333
1 1 1 1 350,333
South Africa 0.7%
Republic of South Africa Government
International Bonds
09/27/2027 4.850% 400,000 400,708
10/12/2028 4.300% 200,000 197,828

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Foreign Government Obligations
(f)
(continued)
09/30/2029 4.850% 400,000 397,095
06/22/2030 5.875% 400,000 407,483
Total 1,403,114
Turkey 1.8%
Hazine Mustesarligi Varlik Kiralama AS
(b)
01/14/2029 8.509% 400,000 425,967
04/26/2030 6.500% 400,000 405,582
09/01/2030 6.750% 200,000 203,114
Turkiye Government International Bonds
01/15/2028 9.875% 200,000 213,873
02/17/2028 5.125% 200,000 198,540
10/24/2028 6.125% 200,000 202,285
03/14/2029 9.375% 200,000 217,797
04/26/2029 7.625% 400,000 418,091
01/15/2030 11.875% 200,000 239,050
03/13/2030 5.250% 200,000 193,313
07/13/2030 9.125% 400,000 441,687
01/15/2031 5.950% 300,000 294,339
06/26/2031 5.875% 200,000 193,992
02/12/2032 7.125% 200,000 204,043
Total 3,851,673
United Arab Emirates 0.3%
Sharjah Sukuk Program Ltd.
(b)
03/14/2028 4.226% 200,000 196,705
10/23/2029 3.234% 400,000 374,488
Total 571,193
Uruguay 0.2%
Uruguay Government International Bonds
10/27/2027 4.375% 133,333 133,667
01/23/2031 4.375% 200,000 200,520
Total 334,187
Total Foreign Government Obligations
(Cost $ 31,853,812 ) 31,927,429
1 1
Non-Agency Asset-Backed Securities 10 .0%
Ally Auto Receivables Trust
Series 2024-1  Class A4
10/15/2029 4.940% 300,000 302,987
BMW Vehicle Lease Trust
Series 2024-2  Class A4
02/25/2028 4.210% 525,000 525,924
BMW Vehicle Owner Trust
Series 2023-A  Class A4
11/26/2029 5.250% 125,000 126,219
Series 2024-A  Class A4
04/25/2031 5.040% 360,000 364,231
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities (continued)
Bridgecrest Lending Auto Securitization Trust
Series 2024-1  Class D
11/15/2029 6.030% 200,000 203,157
Capital One Prime Auto Receivables Trust
Series 2023-1  Class A4
08/15/2028 4.760% 100,000 100,432
Series 2025-1  Class A3
07/15/2030 3.850% 200,000 198,757
CarMax Auto Owner Trust
Series 2024-1  Class C
08/15/2029 5.470% 200,000 202,890
Series 2024-4  Class A3
10/15/2029 4.600% 250,000 251,194
Series 2025-1  Class A3
01/15/2030 4.840% 350,000 352,656
Series 2025-2  Class A4
11/15/2030 4.650% 250,000 251,657
Series 2025-4  Class A4
06/16/2031 4.080% 250,000 247,171
CarMax Select Receivables Trust
Series 2024-A  Class C
01/15/2030 5.620% 265,000 269,313
Series 2025-A  Class A3
09/17/2029 4.770% 200,000 201,292
Carvana Auto Receivables Trust
Series 2022-P1  Class C
04/10/2028 3.300% 300,000 296,716
Series 2025-P3  Class A4
08/11/2031 4.240% 250,000 248,649
Drive Auto Receivables Trust
Series 2024-2  Class D
05/17/2032 4.940% 175,000 176,412
Series 2025-2  Class C
09/15/2032 4.390% 150,000 149,221
Exeter Automobile Receivables Trust
Series 2024-1A  Class C
05/15/2030 5.410% 350,000 352,239
Series 2024-4A  Class D
12/16/2030 5.810% 491,000 500,486
Series 2026-1A  Class D
05/17/2032 5.000% 500,000 494,314
Ford Credit Auto Lease Trust
Series 2025-A  Class A4
02/15/2029 4.780% 425,000 427,862
Ford Credit Auto Owner Trust
Series 2023-B  Class A4
02/15/2029 5.060% 600,000 605,071
Series 2023-C  Class A4
05/15/2029 5.490% 175,000 177,759
Series 2025-A  Class A3
10/15/2029 4.450% 200,000 200,752

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities (continued)
Series 2025-A  Class B
02/15/2031 4.890% 275,000 277,332
Ford Credit Floorplan Master Owner Trust A
Series 2018-4  Class A
11/15/2030 4.060% 200,000 198,636
Series 2025-1  Class A1
04/15/2030 4.630% 300,000 302,000
Series 2025-2  Class A1
09/15/2030 4.060% 439,000 437,040
GM Financial Automobile Leasing Trust
Series 2026-1  Class A4
01/22/2030 3.980% 425,000 423,146
GM Financial Consumer Automobile Receivables Trust
Series 2024-3  Class A4
11/16/2029 5.090% 300,000 303,614
Series 2025-2  Class A3
04/16/2030 4.280% 250,000 250,313
Series 2025-2  Class A4
05/16/2031 4.420% 200,000 200,396
Harley-Davidson Motorcycle Trust
Series 2025-A  Class A4
02/15/2033 4.790% 200,000 200,888
Honda Auto Receivables Owner Trust
Series 2023-2  Class A4
09/17/2029 4.910% 250,000 251,187
Series 2023-4  Class A4
02/21/2030 5.660% 475,000 481,258
Series 2024-4  Class A4
12/16/2030 4.350% 500,000 501,128
Series 2025-3  Class A4
11/21/2031 4.100% 350,000 348,674
Hyundai Auto Receivables Trust
Series 2024-A  Class B
01/15/2031 5.140% 490,000 498,547
Series 2024-B  Class A4
09/16/2030 4.740% 150,000 151,347
Series 2024-B  Class B
09/16/2030 5.040% 180,000 182,426
Series 2025-B  Class A3
12/17/2029 4.360% 500,000 501,638
Series 2025-D  Class A3
09/16/2030 3.990% 550,000 547,779
Mercedes-Benz Auto Lease Trust
Series 2025-B  Class A4
07/15/2031 3.930% 500,000 497,368
Mercedes-Benz Auto Receivables Trust
Series 2025-1  Class A4
04/15/2031 4.920% 150,000 152,006
Nissan Auto Lease Trust
Series 2025-A  Class A3
03/15/2028 4.750% 500,000 503,340
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities (continued)
Series 2025-A  Class C
06/15/2029 5.110% 280,000 281,536
Nissan Auto Receivables Owner Trust
Series 2024-A  Class A4
04/15/2031 5.180% 175,000 177,553
Santander Drive Auto Receivables Trust
Series 2023-4  Class C
12/15/2031 6.040% 200,000 203,957
Series 2023-5  Class C
02/18/2031 6.430% 225,000 230,891
Series 2023-6  Class C
03/17/2031 6.400% 125,000 128,700
Series 2024-5  Class D
02/17/2032 5.140% 300,000 301,098
Series 2025-2  Class C
05/15/2031 5.060% 367,000 369,713
Series 2025-4  Class B
01/15/2032 4.270% 650,000 648,162
Toyota Auto Receivables Owner Trust
Series 2023-C  Class A4
02/15/2029 5.010% 125,000 126,275
Series 2023-D  Class A4
03/15/2029 5.490% 500,000 509,755
Series 2024-D  Class A4
04/15/2030 4.430% 200,000 200,723
Series 2025-B  Class A3
11/15/2029 4.340% 550,000 551,584
Series 2025-D  Class A4
02/17/2031 3.940% 175,000 173,473
Volkswagen Auto Lease Trust
Series 2025-A  Class A4
03/20/2030 4.560% 310,000 311,706
Volkswagen Auto Loan Enhanced Trust
Series 2023-2  Class A4
04/22/2030 5.570% 100,000 101,592
Series 2024-1  Class A3
07/20/2029 4.630% 530,000 533,803
World Omni Auto Receivables Trust
Series 2024-B  Class A4
07/15/2030 5.230% 200,000 202,828
Series 2025-A  Class A4
11/15/2030 4.860% 600,000 606,132
World Omni Select Auto Trust
Series 2025-A  Class A3
08/15/2031 4.080% 180,000 179,156
1 1 1 1 1
Total Non-Agency Asset-Backed Securities
(Cost $ 20,358,366 ) 20,276,061
1 1

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Commercial Mortgage-Backed Securities 10 .0%
Bank
(g)
Series 2017-BNK9  Class AS
11/15/2054 3.829% 100,000 97,217
Series 2018-BN12  Class A4
05/15/2061 4.255% 550,000 546,665
Bank
Series 2018-BN12  Class A3
05/15/2061 3.990% 100,000 99,115
Series 2018-BN15  Class A3
11/15/2061 4.138% 333,926 330,977
Series 2019-BN16  Class A2
02/15/2052 3.933% 3,352 3,332
Series 2019-BN18  Class A2
05/15/2062 3.474% 125,000 121,530
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2017-BNK3  Class A3
02/15/2050 3.311% 77,026 76,586
Bank5
Series 2023-5YR4  Class A3
12/15/2056 6.500% 302,965 314,027
Series 2024-5YR10  Class A3
10/15/2057 5.302% 450,000 458,580
Series 2024-5YR12  Class A2
12/15/2057 5.422% 385,000 393,610
Series 2024-5YR8  Class A3
08/15/2057 5.884% 300,000 310,148
Bank5
(g)
Series 2024-5YR12  Class A3
12/15/2057 5.902% 225,000 233,679
Series 2025-5YR19  Class B
12/15/2058 5.812% 250,000 254,274
BBCMS Mortgage Trust
(g)
Series 2023-5C23  Class A3
12/15/2056 6.675% 350,000 365,105
Series 2025-5C37  Class B
09/15/2058 5.782% 500,000 508,568
Series 2026-5C40  Class AS
02/15/2059 5.529% 475,000 483,004
BBCMS Mortgage Trust
Series 2019-C5  Class A4
11/15/2052 3.063% 350,000 332,084
Series 2020-C6  Class A4
02/15/2053 2.639% 475,000 438,238
Series 2021-C11  Class A4
09/15/2054 2.043% 325,000 289,734
Series 2023-C19  Class A2B
04/15/2056 5.753% 500,000 505,777
Series 2024-5C29  Class A2
09/15/2057 4.738% 347,135 347,431
Series 2024-C30  Class A2
11/15/2057 6.128% 100,000 103,030
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Series 2025-5C33  Class A4
03/15/2058 5.839% 500,000 516,995
Series 2025-5C34  Class A3
05/15/2058 5.659% 490,000 504,837
Benchmark Mortgage Trust
Series 2023-V2  Class A2
05/15/2055 5.358% 399,711 403,795
Series 2024-V6  Class A3
03/15/2057 5.926% 450,000 463,937
Series 2025-V14  Class A3
04/15/2057 5.176% 350,000 355,523
Benchmark Mortgage Trust
(g)
Series 2024-V7  Class A3
05/15/2056 6.228% 420,000 436,638
Series 2024-V8  Class A3
07/15/2057 6.189% 600,000 624,143
Series 2025-V16  Class A3
08/15/2058 5.439% 500,000 513,082
BMO Mortgage Trust
Series 2024-5C3  Class A3
02/15/2057 5.739% 520,000 532,600
Series 2024-5C5  Class A3
02/15/2057 5.857% 450,000 464,356
BMO Mortgage Trust
(g)
Series 2024-5C5  Class C
02/15/2057 7.112% 300,000 304,367
Series 2025-5C10  Class B
05/15/2058 6.445% 500,000 518,963
Cantor Commercial Real Estate Lending
Series 2019-CF1  Class A5
05/15/2052 3.786% 100,000 97,511
Series 2019-CF2  Class A4
11/15/2052 2.624% 166,053 156,720
CD Mortgage Trust
Series 2017-CD4  Class A3
05/10/2050 3.248% 123,981 123,203
CFCRE Commercial Mortgage Trust
(g)
Series 2016-C6  Class AM
11/10/2049 3.502% 50,000 49,146
CGMS Commercial Mortgage Trust
Series 2017-B1  Class A3
08/15/2050 3.197% 94,952 93,710
Series 2017-B1  Class A4
08/15/2050 3.458% 300,000 296,286
Citigroup Commercial Mortgage Trust
Series 2018-C5  Class A3
06/10/2051 3.963% 233,865 232,020
Series 2019-C7  Class A3
12/15/2072 2.860% 200,931 190,102
Series 2020-GC46  Class A2
02/15/2053 2.708% 34,487 32,526

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Notes to Portfolio of Investments
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust
(g)
Series 2016-P6  Class AS
12/10/2049 4.032% 100,000 95,384
Series 2017-P7  Class B
04/14/2050 4.137% 150,000 142,118
COMM Mortgage Trust
Series 2017-COR2  Class A3
09/10/2050 3.510% 350,000 345,897
COMM Mortgage Trust
(g)
Series 2015-CR26  Class D
10/10/2048 3.837% 56,000 45,255
GS Mortgage Securities Trust
(g)
Series 2016-GS3  Class C
10/10/2049 4.043% 75,000 72,896
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2019-COR4  Class A3
03/10/2052 3.763% 100,000 98,695
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2  Class AS
06/15/2049 3.484% 100,000 94,124
JPMDB Commercial Mortgage Securities Trust
(g)
Series 2017-C5  Class B
03/15/2050 4.009% 150,000 126,005
Morgan Stanley Bank of America Merrill Lynch Trust
(g)
Series 2016-C31  Class C
11/15/2049 4.387% 50,000 46,493
Morgan Stanley Capital I Trust
Series 2016-UB12  Class A4
12/15/2049 3.596% 150,000 148,909
Series 2017-HR2  Class A3
12/15/2050 3.330% 544,446 536,642
Series 2019-H7  Class A4
07/15/2052 3.261% 200,000 191,948
Morgan Stanley Capital I Trust
(g)
Series 2021-L6  Class A3
06/15/2054 2.196% 200,000 181,103
Series 2021-L6  Class ASB
06/15/2054 2.250% 300,000 281,957
SG Commercial Mortgage Securities Trust
Series 2016-C5  Class A4
10/10/2048 3.055% 150,000 149,686
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Commercial Mortgage-Backed Securities (continued)
UBS Commercial Mortgage Trust
Series 2017-C7  Class A3
12/15/2050 3.418% 234,326 231,486
Series 2018-C13  Class A4
10/15/2051 4.334% 400,000 395,485
Series 2019-C17  Class AS
10/15/2052 3.203% 200,000 186,795
Wells Fargo Commercial Mortgage Trust
Series 2017-C39  Class C
09/15/2050 4.118% 100,000 91,583
Series 2017-C41  Class A4
11/15/2050 3.472% 505,000 497,224
Series 2018-C48  Class A4
01/15/2052 4.037% 452,748 446,350
Series 2019-C50  Class ASB
05/15/2052 3.635% 174,641 172,524
Series 2019-C54  Class A4
12/15/2052 3.146% 600,000 568,323
Series 2021-C61  Class ASB
11/15/2054 2.525% 325,000 308,116
Series 2024-5C2  Class A2
11/15/2057 5.439% 325,000 331,354
Series 2025-5C5  Class A3
07/15/2058 5.590% 425,000 437,687
Series 2025-5C7  Class A3
12/15/2058 5.203% 500,000 507,568
1 1 1 1 1
Total Non-Agency Commercial Mortgage-Backed Securities
(Cost $ 20,381,692 ) 20,254,778
1 1
Issuer . Shares . Value ($)
Money Market Funds 10 .1%
State Street Institutional U.S. Government
Money Market Fund, Premier Class, 3.596%
(h)
20,429,492 20,429,492
1 1 1
Total Money Market Funds
(Cost $ 20,429,492 ) 20,429,492
1 1
Total Investments in Securities
(Cost $ 220,971,495 ) 220,750,139
Other Assets & Liabilities, Net (18,581,482)
Net Assets 202,168,657
(a) Represents a security purchased on a when-issued basis.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2026, the total value of these securities amounted to $49,999,550, which represents 24.73% of total net assets.
(c) Variable rate security. The interest rate shown was the current rate as of April 30, 2026.

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.
However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/
or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The
Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The
Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
(d) Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2026.
(e) Perpetual security with no specified maturity date.
(f) Principal and interest may not be guaranteed by a governmental entity.
(g) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30, 2026.
(h) The rate shown is the seven-day current annualized yield at April 30, 2026.
Abbreviation Legend
CMT Constant Maturity Treasury
LIBOR London Interbank Offered Rate
SOFR Secured Overnight Financing Rate
TBA To Be Announced
Currency Legend
USD US Dollar

Portfolio of Investments
(continued)
Columbia Short Duration Bond ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2026:
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Agency Mortgage-Backed Securities — 20,251,583 — 20,251,583
Corporate Bonds — 107,610,796 — 107,610,796
Foreign Government Obligations — 31,927,429 — 31,927,429
Non-Agency Asset-Backed Securities — 20,276,061 — 20,276,061
Non-Agency Commercial Mortgage-Backed
Securities — 20,254,778 — 20,254,778
Money Market Funds 20,429,492 — — 20,429,492
Total Investments in Securities 20,429,492 200,320,647 — 220,750,139
Fair value measurements (continued)

Statement of Assets and Liabilities
Columbia Short Duration Bond ETF
April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Assets
Investments in securities, at value $ –
Unaffiliated issuers (cost $220,971,495) $ 220,750,139
Cash 103,559
Foreign currency (cost $9) 9
Receivable for: –
Interest 1,975,250
Foreign tax reclaims 112
Expense reimbursement due from Investment Manager 1,763
Total assets 222,830,832
Liabilities
Payable for: —
Investments purchased 307,725
Investments purchased on a delayed delivery basis 20,314,532
Investment management fees 39,918
Total liabilities 20,662,175
Net assets applicable to outstanding capital stock $ 202,168,657
Represented by:
Paid in capital
$ 204,237,310
Total distributable earnings (loss) (2,068,653)
Total - representing net assets applicable to outstanding capital stock $ 202,168,657
Net assets
$ 202,168,657
Shares outstanding
10,750,000
Net asset value per share
$ 18.81

Statement of Operations
Columbia Short Duration Bond ETF
Six Months Ended April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Net investment income
Income:
Dividends - unaffiliated issuers $ 149,003
Interest 3,357,783
Total income 3,506,786
Expenses:
Investment management fees 175,894
Overdraft fees 1,568
Total expenses 177,462
Fees waived or expenses reimbursed by Investment Manager and its affiliates (4,947)
Total net expenses 172,515
Net investment income 3,334,271
Realized and unrealized gain (loss) - net
Net realized loss on: –
Investments - unaffiliated issuers (115,886)
Net realized loss (115,886)
Net change in unrealized depreciation on: –
Investments - unaffiliated issuers (1,278,121)
Net change in unrealized depreciation (1,278,121)
Net realized and unrealized loss (1,394,007)
Net increase in net assets resulting from operations 1,940,264

Statement of Changes in Net Assets
Columbia Short Duration Bond ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
Operations – –
Net investment income $ 3,334,271 $ 3,091,894
Net realized gain (loss) (115,886) 63,153
Net change in unrealized appreciation (depreciation) (1,278,121) 1,217,585
Net increase in net assets resulting from operations 1,940,264 4,372,632
Distributions to Shareholders – –
Net investment income and net realized gains (2,902,114) (2,990,222)
Total distributions to shareholders (2,902,114) (2,990,222)
Increase in net assets from capital stock activity 112,305,869 33,860,328
Total increase in net assets 111,344,019 35,242,738
Net Assets: – –
Net assets at beginning of period 90,824,638 55,581,900
Net assets at end of period $ 202,168,657 $ 90,824,638
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
Shares
Dollars ($)
Shares
Dollars ($)
Capital stock activity
Shares sold 5,950,000 112,305,869 2,400,000 44,956,092
Shares redeemed — — (600,050) (11,095,764)
Net increase 5,950,000 112,305,869 1,799,950 33,860,328

Financial Highlights
Columbia Short Duration Bond ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

The following table is intended to help you understand the Fund’s financial performance. Per share net investment income
(loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager, if applicable. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended October 31,
2021
(a)
2025 2024 2023 2022
Per share data
Net asset value, beginning of period $ 18 .92 $ 18 .53 $ 17 .69 $ 17 .66 $ 19 .86 $ 20 .00
Income (loss) from investment operations:
Net investment income 0 .44 0 .89 0 .82 0 .67 0 .44 0 .03
Net realized and unrealized gain (loss) ( 0 .13 ) 0 .38 0 .84 0 .03 ( 2 .20 ) ( 0 .17 )
Total from investment operations 0 .31 1 .27 1 .66 0 .70 ( 1 .76 ) ( 0 .14 )
Less distributions to shareholders from:
Net investment income ( 0 .42 ) ( 0 .88 ) ( 0 .82 ) ( 0 .67 ) ( 0 .44 ) —
Total distributions to shareholders ( 0 .42 ) ( 0 .88 ) ( 0 .82 ) ( 0 .67 ) ( 0 .44 ) —
Net asset value, end of period $ 18 .81 $ 18 .92 $ 18 .53 $ 17 .69 $ 17 .66 $ 19 .86
Total Return at NAV 1 .64% 7 .60% 9 .56% 3 .95% ( 8 .96 ) % ( 0 .70 ) %
Ratios to average net assets
Total gross expenses
(b)
0 .25%
(c)
0 .25% 0 .25% 0 .25% 0 .25% 0 .25%
Total net expenses
(d)
0 .25%
(c)
0 .24% 0 .24%
(b)
0 .25%
(b)
0 .25%
(b)
0 .25%
(b)
Net investment income 4 .74% 4 .77% 4 .48% 3 .75% 2 .39% 1 .44%
Supplemental data
Net assets, end of period (in thousands) $ 202,169 $ 90,825 $ 55,582 $ 51,302 $ 47,691 $ 19,858
Portfolio turnover 92% 192% 169% 154% 163% 11%
Notes to Financial Highlights
(a) The Fund commenced operations on September 21, 2021. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(c) Ratios include less than 0.01% attributed to fees outside the unitary fee (as defined in Note 3).
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

Portfolio of Investments
Columbia U.S. Equity Income ETF, April 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer . Shares . Value ($)
Common Stocks 99 .0%
Communication Services 6.5%
Diversified Telecommunication Services
3.3%
Comcast Corp., Class A 107,412 2,904,420
Verizon Communications, Inc. 127,088 6,104,036
Total 9,008,456
Entertainment 2.0%
Walt Disney Co. 53,385 5,538,694
Media 0.1%
Fox Corp., Class A 5,990 380,305
Wireless Telecommunication Services
1.1%
T-Mobile U.S., Inc. 14,951 2,922,921
Total Communication Services 17,850,376
Consumer Discretionary 8.0%
Hotels, Restaurants & Leisure 2.5%
Booking Holdings, Inc. 24,247 4,082,224
Carnival Corp. 34,364 910,990
Royal Caribbean Cruises Ltd. 7,585 2,000,620
Total 6,993,834
Household Durables 0.4%
DR Horton, Inc. 7,796 1,199,493
Specialty Retail 5.1%
Home Depot, Inc. 29,989 9,860,383
Lowe's Cos., Inc. 16,890 4,033,163
Total 13,893,546
Total Consumer Discretionary 22,086,873
Consumer Staples 9.8%
Beverages 0.3%
Constellation Brands, Inc., Class A 4,590 718,702
Consumer Staples Distribution & Retail
1.5%
Kroger Co. 18,914 1,287,476
Sysco Corp. 14,417 1,077,094
Target Corp. 13,623 1,767,584
Total 4,132,154
Food Products 0.9%
Archer-Daniels-Midland Co. 14,390 1,072,630
General Mills, Inc. 16,034 566,161
Issuer . Shares . Value ($)
Common Stocks (continued)
Hershey Co. 4,385 814,470
Total 2,453,261
Household Products 4.3%
Church & Dwight Co., Inc. 7,122 691,261
Kimberly-Clark Corp. 9,995 983,808
Procter & Gamble Co. 70,035 10,301,449
Total 11,976,518
Tobacco 2.8%
Philip Morris International, Inc. 46,859 7,735,015
Total Consumer Staples 27,015,650
Energy 15.2%
Oil, Gas & Consumable Fuels 15.2%
Cheniere Energy, Inc. 6,445 1,772,053
Chevron Corp. 60,422 11,680,177
ConocoPhillips 37,229 4,682,664
EOG Resources, Inc. 16,325 2,294,805
Exxon Mobil Corp. 83,756 12,926,063
Marathon Petroleum Corp. 9,041 2,244,790
Occidental Petroleum Corp. 29,610 1,793,774
Phillips 66 12,135 2,173,985
Valero Energy Corp. 9,148 2,310,602
Total 41,878,913
Total Energy 41,878,913
Financials 27.4%
Banks 15.3%
Bank of America Corp. 216,939 11,597,559
Citigroup, Inc. 53,793 6,884,428
JPMorgan Chase & Co. 41,096 12,872,501
M&T Bank Corp. 4,619 1,009,852
PNC Financial Services Group, Inc. 11,716 2,612,668
Wells Fargo & Co. 93,089 7,654,708
Total 42,631,716
Capital Markets 4.8%
Bank of New York Mellon Corp. 20,707 2,782,400
Goldman Sachs Group, Inc. 9,002 8,315,777
Raymond James Financial, Inc. 5,329 843,687
State Street Corp. 8,371 1,279,424
Total 13,221,288

Portfolio of Investments
(continued)
Columbia U.S. Equity Income ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer . Shares . Value ($)
Common Stocks (continued)
Consumer Finance 2.7%
American Express Co. 20,672 6,678,089
Synchrony Financial 10,424 794,309
Total 7,472,398
Insurance 4.6%
Aflac, Inc. 14,128 1,605,930
American International Group, Inc. 16,149 1,207,945
Cincinnati Financial Corp. 4,622 756,159
Hartford Insurance Group, Inc. 8,375 1,145,784
Marsh & McLennan Cos., Inc. 14,589 2,446,721
Progressive Corp. 17,638 3,550,177
Travelers Cos., Inc. 6,495 1,981,884
Total 12,694,600
Total Financials 76,020,002
Health Care 6.2%
Health Care Equipment & Supplies 0.3%
ResMed, Inc. 4,366 933,494
Health Care Providers & Services 5.7%
Cigna Group 7,926 2,303,137
Elevance Health, Inc. 6,636 2,497,923
Quest Diagnostics, Inc. 3,340 648,628
UnitedHealth Group, Inc. 27,252 10,096,322
Total 15,546,010
Pharmaceuticals 0.2%
Royalty Pharma PLC, Class A 11,802 591,162
Total Health Care 17,070,666
Industrials 11.6%
Aerospace & Defense 3.8%
General Dynamics Corp. 8,106 2,790,896
L3Harris Technologies, Inc. 5,608 1,797,644
Lockheed Martin Corp. 6,934 3,591,604
Northrop Grumman Corp. 4,271 2,474,959
Total 10,655,103
Air Freight & Logistics 0.9%
FedEx Corp. 6,486 2,615,869
Commercial Services & Supplies 0.5%
Republic Services, Inc. 6,011 1,257,621
Machinery 3.9%
Cummins, Inc. 4,153 2,786,705
Issuer . Shares . Value ($)
Common Stocks (continued)
Deere & Co. 7,568 4,464,136
Illinois Tool Works, Inc. 8,662 2,234,883
Otis Worldwide Corp. 11,713 912,208
Snap-on, Inc. 1,531 586,985
Total 10,984,917
Passenger Airlines 0.5%
Delta Air Lines, Inc. 19,632 1,334,780
Professional Services 1.4%
Automatic Data Processing, Inc. 12,126 2,569,984
Broadridge Financial Solutions, Inc. 3,504 539,546
Equifax, Inc. 3,673 638,882
Total 3,748,412
Trading Companies & Distributors 0.6%
Ferguson Enterprises, Inc. 5,886 1,575,741
Total Industrials 32,172,443
Information Technology 7.7%
Electronic Equipment, Instruments &
Components 0.2%
CDW Corp. 3,912 535,592
IT Services 2.9%
Amdocs Ltd. 3,230 208,884
Cognizant Technology Solutions Corp., Class A 14,367 760,014
International Business Machines Corp. 28,164 6,505,321
VeriSign, Inc. 2,743 736,934
Total 8,211,153
Semiconductors & Semiconductor
Equipment 2.1%
QUALCOMM, Inc. 32,161 5,775,472
Software 1.6%
Intuit, Inc. 8,212 3,190,362
Roper Technologies, Inc. 3,234 1,147,456
Total 4,337,818
Technology Hardware, Storage &
Peripherals 0.9%
Dell Technologies, Inc., Class C 9,378 1,959,533
HP, Inc. 27,616 576,070
Total 2,535,603
Total Information Technology 21,395,638
Materials 2.4%
Chemicals 0.5%
DuPont de Nemours, Inc. 12,585 574,631

Portfolio of Investments
(continued)
Columbia U.S. Equity Income ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Notes to Portfolio of Investments
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other
Issuer . Shares . Value ($)
Common Stocks (continued)
PPG Industries, Inc. 6,761 733,569
Total 1,308,200
Construction Materials 0.8%
CRH PLC 20,139 2,384,860
Containers & Packaging 0.4%
International Paper Co. 15,720 478,202
Packaging Corp. of America 2,641 563,722
Total 1,041,924
Metals & Mining 0.7%
Anglogold Ashanti PLC 15,202 1,424,883
Southern Copper Corp. 2,555 438,668
Total 1,863,551
Total Materials 6,598,535
Utilities 4.2%
Electric Utilities 1.6%
American Electric Power Co., Inc. 16,263 2,229,820
Edison International 11,588 805,250
Exelon Corp. 30,832 1,417,964
Total 4,453,034
Gas Utilities 0.3%
Atmos Energy Corp. 4,969 944,011
Multi-Utilities 2.0%
Ameren Corp. 8,125 923,406
Consolidated Edison, Inc. 10,864 1,211,227
Issuer . Shares . Value ($)
Common Stocks (continued)
DTE Energy Co. 6,240 946,546
Public Service Enterprise Group, Inc. 15,035 1,227,758
WEC Energy Group, Inc. 9,795 1,155,222
Total 5,464,159
Water Utilities 0.3%
American Water Works Co., Inc. 5,866 753,312
Total Utilities 11,614,516
Total Common Stocks
(Cost $ 252,426,510 ) 273,703,612
1 1
Exchange-Traded Funds 0 .5%
Equity Funds 0.5%
Vanguard Financials ETF 10,346 1,326,357
Total Exchange-Traded Funds
(Cost $ 1,187,826 ) 1,326,357
1 1
Money Market Funds 0 .4%
Goldman Sachs Financial Square Funds -
Treasury Instruments Fund, Institutional Class,
3.519%
(a)
1,077,089 1,077,089
1 1 1
Total Money Market Funds
(Cost $ 1,077,089 ) 1,077,089
1 1
Total Investments in Securities
(Cost $ 254,691,425 ) 276,107,058
Other Assets & Liabilities, Net 248,423
Net Assets 276,355,481
(a) The rate shown is the seven-day current annualized yield at April 30, 2026.

Portfolio of Investments
(continued)
Columbia U.S. Equity Income ETF, April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.
However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/
or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The
Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The
Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2026:
See the Portfolio of Investments for all investment classifications not indicated in the table.
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 17,850,376 — — 17,850,376
Consumer Discretionary 22,086,873 — — 22,086,873
Consumer Staples 27,015,650 — — 27,015,650
Energy 41,878,913 — — 41,878,913
Financials 76,020,002 — — 76,020,002
Health Care 17,070,666 — — 17,070,666
Industrials 32,172,443 — — 32,172,443
Information Technology 21,395,638 — — 21,395,638
Materials 6,598,535 — — 6,598,535
Utilities 11,614,516 — — 11,614,516
Total Common Stocks 273,703,612 — — 273,703,612
Exchange-Traded Funds 1,326,357 — — 1,326,357
Money Market Funds 1,077,089 — — 1,077,089
Total Investments in Securities 276,107,058 — — 276,107,058
Fair value measurements (continued)

Statement of Assets and Liabilities
Columbia U.S. Equity Income ETF
April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Assets
Investments in securities, at value $ –
Unaffiliated issuers (cost $254,691,425) $ 276,107,058
Receivable for: –
Dividends 326,125
Total assets 276,433,183
Liabilities
Payable for: —
Investment management fees 77,702
Total liabilities 77,702
Net assets applicable to outstanding capital stock $ 276,355,481
Represented by:
Paid in capital
$ 245,823,446
Total distributable earnings (loss) 30,532,035
Total - representing net assets applicable to outstanding capital stock $ 276,355,481
Net assets
$ 276,355,481
Shares outstanding
5,450,000
Net asset value per share
$ 50.71

Statement of Operations
Columbia U.S. Equity Income ETF
Six Months Ended April 30, 2026 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Net investment income
Income:
Dividends - unaffiliated issuers $ 3,372,506
Total income 3,372,506
Expenses:
Investment management fees 451,902
Overdraft fees 89
Total expenses 451,991
Total net expenses 451,991
Net investment income 2,920,515
Realized and unrealized gain (loss) - net
Net realized gain (loss) on: –
Investments - unaffiliated issuers (1,562,562)
In-kind transactions 13,954,566
Net realized gain 12,392,004
Net change in unrealized appreciation on: –
Investments - unaffiliated issuers 9,191,740
Net change in unrealized appreciation 9,191,740
Net realized and unrealized gain 21,583,744
Net increase in net assets resulting from operations 24,504,259

Statement of Changes in Net Assets
Columbia U.S. Equity Income ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
Operations – –
Net investment income $ 2,920,515 $ 4,056,755
Net realized gain 12,392,004 4,866,714
Net change in unrealized appreciation 9,191,740 3,515,583
Net increase in net assets resulting from operations 24,504,259 12,439,052
Distributions to Shareholders – –
Net investment income and net realized gains (2,703,710) (6,576,539)
Total distributions to shareholders (2,703,710) (6,576,539)
Increase in net assets from capital stock activity 12,240,494 136,985,855
Total increase in net assets 34,041,043 142,848,368
Net Assets: – –
Net assets at beginning of period 242,314,438 99,466,070
Net assets at end of period $ 276,355,481 $ 242,314,438
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended
October 31, 2025
Shares
Dollars ($)
Shares
Dollars ($)
Capital stock activity
Shares sold 1,150,000 56,999,237 4,500,000 203,564,883
Shares redeemed (900,000) (44,758,743) (1,450,000) (66,579,028)
Net increase 250,000 12,240,494 3,050,000 136,985,855

Financial Highlights
Columbia U.S. Equity Income ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

The following table is intended to help you understand the Fund’s financial performance. Per share net investment income
(loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager, if applicable. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Six Months Ended
April 30, 2026
(Unaudited)
Year Ended October 31,
2025 2024 2023 2022 2021
Per share data
Net asset value, beginning of period $ 46 .60 $ 46 .26 $ 36 .65 $ 36 .28 $ 36 .97 $ 25 .42
Income (loss) from investment operations:
Net investment income 0 .55 1 .01 0 .98 0 .97 1 .00 0 .86
Net realized and unrealized gain (loss) 4 .07 1 .31 9 .53 0 .38 ( 0 .57 )
(a)
11 .53
Total from investment operations 4 .62 2 .32 10 .51 1 .35 0 .43 12 .39
Less distributions to shareholders from:
Net investment income ( 0 .51 ) ( 0 .94 ) ( 0 .90 ) ( 0 .98 ) ( 0 .88 ) ( 0 .84 )
Net realized gains — ( 1 .04 ) — — ( 0 .24 ) —
Total distributions to shareholders ( 0 .51 ) ( 1 .98 ) ( 0 .90 ) ( 0 .98 ) ( 1 .12 ) ( 0 .84 )
Net asset value, end of period $ 50 .71 $ 46 .60 $ 46 .26 $ 36 .65 $ 36 .28 $ 36 .97
Total Return at NAV 9 .97% 5 .27% 28 .84% 3 .72% 1 .22% 49 .08%
Ratios to average net assets
Total gross expenses
(b)
0 .35%
(c)
0 .35% 0 .35%
(d)
0 .35%
(d)
0 .35%
(d)
0 .35%
Total net expenses
(b) ,(e)
0 .35%
(c)
0 .35% 0 .35%
(d)
0 .35%
(d)
0 .35%
(d)
0 .35%
Net investment income 2 .26% 2 .25% 2 .25% 2 .57% 2 .73% 2 .55%
Supplemental data
Net assets, end of period (in thousands) $ 276,355 $ 242,314 $ 99,466 $ 43,982 $ 39,911 $ 5,545
Portfolio turnover 12% 53% 42% 90% 167% 77%
Notes to Financial Highlights
(a) Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the
Statement of Operations due to timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(c) Ratios include less than 0.01% attributed to fees outside the unitary fee (as defined in Note 3).
(d) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the unitary fee (as defined in Note 3).
(e) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

Notes to Financial Statements
April 30, 2026 (Unaudited)
Columbia ETF Trust I | 2026

Note 1. Organization
Columbia ETF Trust I (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds):
Fund Shares
The Trust may issue an unlimited number of shares (without par value). The market prices of each Fund's shares may differ to some degree from each respective Fund’s net asset value (NAV). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation
Unit.” A Creation Unit consists of 50,000 shares, except for Columbia Research Enhanced Core ETF, Columbia Research
Enhanced Value ETF and Columbia Select Technology ETF, which consists of 25,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund's principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized Participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds' shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the
Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946).The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable
Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Funds is
Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive
Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Funds have a single operating segment because the CODM monitors the operating results of the Funds as a whole and the Funds' long-term strategic asset allocation is pre-determined in accordance with the terms of each
Fund's prospectus, based on a defined investment strategy which is executed by the Funds' portfolio managers as a team.
Fund
Diversification
status
Columbia Diversified Fixed Income Allocation ETF Diversified
Columbia International Equity Income ETF Diversified
Columbia Multi-Sector Municipal Income ETF Diversified
Columbia Research Enhanced Core ETF Diversified
Columbia Research Enhanced Value ETF Diversified
Columbia Select Technology ETF Non-Diversified
Columbia Short Duration Bond ETF Diversified
Columbia U.S. Equity Income ETF Diversified

Notes to Financial Statements
(continued)
April 30, 2026 (Unaudited)
Columbia ETF Trust I | 2026

The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds' financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London's exchange at 11:00 a.m. Eastern (U.S.) time.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)) are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds' Portfolios of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the London Stock Exchange on any given day. Net realized and unrealized gains
(losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign

Notes to Financial Statements
(continued)
April 30, 2026 (Unaudited)
Columbia ETF Trust I | 2026

currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Asset- and mortgage-backed securities
Certain Funds may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
Certain Funds may trade securities on other than normal settlement terms, including securities purchased or sold on a
“when-issued” or “forward commitment” basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
Certain Funds may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered.
Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
Certain Funds may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund's portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss.
Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Notes to Financial Statements
(continued)
April 30, 2026 (Unaudited)
Columbia ETF Trust I | 2026

Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-
traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager),
a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. Certain Funds classify gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. Certain Funds may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of a Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of the Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m.
Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Notes to Financial Statements
(continued)
April 30, 2026 (Unaudited)
Columbia ETF Trust I | 2026

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.
Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Funds' contracts with their service providers contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees.
The investment management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets as follows:
Fund Declared Paid
Columbia Diversified Fixed Income Allocation ETF Monthly Monthly
Columbia International Equity Income ETF Quarterly Quarterly
Columbia Multi-Sector Municipal Income ETF Monthly Monthly
Columbia Research Enhanced Core ETF Annually Annually
Columbia Research Enhanced Value ETF Annually Annually
Columbia Select Technology ETF Annually Annually
Columbia Short Duration Bond ETF Monthly Monthly
Columbia U.S. Equity Income ETF Quarterly Quarterly
Fund Effective investment management fee rate (%)
Columbia Diversified Fixed Income Allocation ETF 0.28
Columbia International Equity Income ETF 0.45
Columbia Multi-Sector Municipal Income ETF 0.23
Columbia Research Enhanced Core ETF 0.15
Columbia Research Enhanced Value ETF 0.19
Columbia Select Technology ETF 0.75
Columbia Short Duration Bond ETF 0.25
Columbia U.S. Equity Income ETF 0.35

Notes to Financial Statements
(continued)
April 30, 2026 (Unaudited)
Columbia ETF Trust I | 2026

Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each
Fund's deferred amount is adjusted for market value changes and it is distributed in accordance with the Deferred Plan by the Investment Manager. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Funds are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Funds are authorized to pay distribution and service fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Expenses waived/reimbursed by the Investment Manager
The Investment Manager has contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the
Board of Trustees, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rate(s) as a percentage of the average daily net assets.
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes, brokerage commissions, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/
or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the
Investment Manager in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
Fund
Through
February 28, 2027
(%)
Columbia International Equity Income ETF 0.45
Columbia Research Enhanced Value ETF 0.19
Columbia Select Technology ETF 0.75
Columbia Short Duration Bond ETF 0.25

Notes to Financial Statements
(continued)
April 30, 2026 (Unaudited)
Columbia ETF Trust I | 2026

At April 30, 2026 the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the six months ended April 30, 2026, were as follows:
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Fund Tax cost ($)
Gross
unrealized
appreciation ($)
Gross
unrealized
(depreciation) ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia Diversified Fixed Income Allocation ETF 471,014,000 4,967,000 (4,561,000) 406,000
Columbia International Equity Income ETF 76,705,000 5,623,000 (3,216,000) 2,407,000
Columbia Multi-Sector Municipal Income ETF 586,339,000 6,325,000 (6,622,000) (297,000)
Columbia Research Enhanced Core ETF 4,862,660,000 794,905,000 (230,542,000) 564,363,000
Columbia Research Enhanced Value ETF 255,002,000 36,237,000 (6,970,000) 29,267,000
Columbia Select Technology ETF 28,400,000 14,489,000 (543,000) 13,946,000
Columbia Short Duration Bond ETF 220,971,000 790,000 (1,011,000) (221,000)
Columbia U.S. Equity Income ETF 254,691,000 30,134,000 (8,718,000) 21,416,000
Fund
No expiration
short-term ($)
No expiration
long-term ($) Total ($)
Columbia Diversified Fixed Income Allocation ETF (52,471,307)
(51,584,288)
(104,055,595)
Columbia Multi-Sector Municipal Income ETF (2,001,319)
(7,336,948)
(9,338,267)
Columbia Research Enhanced Value ETF (236,677)
—
(236,677)
Columbia Select Technology ETF (92,146)
—
(92,146)
Columbia Short Duration Bond ETF (1,447,722)
(1,050,091)
(2,497,813)
Columbia U.S. Equity Income ETF (3,826,523)
—
(3,826,523)
Fund
Purchases ($)
Proceeds from
sales ($)
U.S. government
purchases ($)
U.S. government
proceeds from
sales ($)
Columbia Diversified Fixed Income Allocation ETF 533,984,089 462,416,034 449,807,825 387,062,573
Columbia International Equity Income ETF 38,817,115 40,604,101 — —
Columbia Multi-Sector Municipal Income ETF 87,100,870 45,231,425 — —
Columbia Research Enhanced Core ETF 1,711,582,336 1,702,667,443 — —
Columbia Research Enhanced Value ETF 53,444,969 50,151,645 — —
Columbia Select Technology ETF 4,531,466 3,693,859 — —
Columbia Short Duration Bond ETF 180,682,736 130,045,822 139,701,245 114,110,774
Columbia U.S. Equity Income ETF 37,148,458 31,838,627 — —

Notes to Financial Statements
(continued)
April 30, 2026 (Unaudited)
Columbia ETF Trust I | 2026

Note 6. In-kind transactions
The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the six months ended April 30, 2026, the cost basis of securities contributed was as follows:
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Funds. For the six months ended April 30, 2026, the in-kind redemptions were as follows:
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Funds and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.Each Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fees that are allocated to each Fund are payable by the Investment Manager. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, each Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo
Bank, N.A. which permitted aggregate borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the highest of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Funds had no borrowings during the six months ended April 30, 2026.
Fund Contributions ($)
Columbia Diversified Fixed Income Allocation ETF 51,109,790
Columbia International Equity Income ETF 37,809,733
Columbia Multi-Sector Municipal Income ETF 54,251,006
Columbia Research Enhanced Core ETF 559,989,111
Columbia Research Enhanced Value ETF 171,840,705
Columbia Select Technology ETF 5,821,397
Columbia Short Duration Bond ETF 75,186,233
Columbia U.S. Equity Income ETF 51,947,345
Fund Cost basis ($)
Proceeds from
sales ($)
Net realized
gain ($)
Columbia Diversified Fixed Income Allocation ETF 52,410,892 53,654,951 1,244,059
Columbia International Equity Income ETF 5,037,100 5,936,703 899,603
Columbia Multi-Sector Municipal Income ETF — — —
Columbia Research Enhanced Core ETF 679,393,984 847,481,107 168,087,123
Columbia Research Enhanced Value ETF 26,767,617 33,674,858 6,907,241
Columbia Select Technology ETF 1,411,575 2,301,132 889,557
Columbia Short Duration Bond ETF — — —
Columbia U.S. Equity Income ETF 30,722,996 44,677,562 13,954,566

Notes to Financial Statements
(continued)
April 30, 2026 (Unaudited)
Columbia ETF Trust I | 2026

Note 8. Fund reorganization for Columbia Research Enhanced Value ETF
At the close of business on March 13, 2026, Columbia Research Enhanced Value ETF (the Fund) acquired the assets and assumed the identified liabilities of Columbia Integrated Large Cap Value Fund (the Acquired Fund), a series of Columbia
Funds Series Trust II. The reorganization was completed after the Board of Trustees of the Acquired Fund approved a plan of reorganization at a meeting held in September 2025. The Investment Manager for the Fund and the Acquired Fund
believed the reorganization was in the best interest of the shareholders of the Acquired Fund. Reorganizing the Acquired
Fund into the Fund may offer operational advantages, including lower overall operating expenses, potentially more efficient portfolio management, and more flexible trading of shares of the Fund.
The aggregate net assets of the Fund immediately before the reorganization were $210,352,369 and the combined net assets immediately after the reorganization were $239,684,526.
The reorganization was accomplished by a tax-free exchange of 5,585,733 shares of the Acquired Fund valued at
$29,332,157 (including $2,260,595 of unrealized appreciation/(depreciation)).
In exchange for the Acquired Fund’s shares, the Fund issued 1,035,364 shares.
For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the
Acquired Fund’s cost of investments was carried forward.
The Fund’s financial statements reflect both the operations of the Fund for the period prior to the reorganization and the combined Fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the combined Fund’s Statement of
Operations since the reorganization was completed.
Assuming the reorganization had been completed on November 1, 2025, the Fund’s pro-forma results of operations for the six months ended April 30, 2026 would have been approximately:
Note 9. Risks and uncertainties
An investment in the Funds involve risks, including market risk and concentration risk, among others. The value of each
Fund's holdings and each Fund's NAV may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that each Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, each Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
($)
Net investment income 1,932,000
Net realized gain 16,894,000
Net change in unrealized appreciation 8,230,000
Net increase in net assets resulting from operations 27,056,000

Notes to Financial Statements
(continued)
April 30, 2026 (Unaudited)
Columbia ETF Trust I | 2026

Additional risk factors of each Fund are described more fully in the respective Fund's Prospectus and Statement of
Additional Information.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure. Following the period end, shareholders of Columbia Select Technology ETF redeemed $11,087,446, which represented approximately 26.1% of Columbia Select Technology ETF net assets as of April 30, 2026.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise
Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly
(10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe these proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Funds.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
SAR290_(06/26)
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing.
Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS
Distributors, Inc. , which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise
Financial, Inc.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Columbia Management Investment Advisers, LLC, the funds’ investment advisor, is responsible for bearing expenses associated with Independent Trustees’ compensation pursuant to the management fee arrangement with each Fund. Refer to the Registrant’s financial statements included on Item 7 of this Form N-CSR for further detail.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting. During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Columbia Threadneedle’s oversight.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR. Not applicable for semiannual reports.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbia ETF Trust I

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	June 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	June 22, 2026

By:	/s/ Charles H. Chiesa
Name:	Charles H. Chiesa
Title:	Chief Financial Officer and Principal Financial Officer

Date:	June 22, 2026

By:	/s/ Marybeth Pilat
Name:	Marybeth Pilat
Title:	Treasurer, Chief Accounting Officer and Principal Financial Officer

Date:	June 22, 2026